UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309

(Address of principal executive offices) (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	June 30, 2024

Date of reporting period:	June 30, 2024

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

YLD

Principal Active High Yield ETF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about Principal Active High Yield ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Active High Yield ETF	$41	0.39%

Management's Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in below-investment grade (commonly known as "junk" or “high yield”) fixed income securities, such as bonds and bank loans. It invests in U.S. treasury securities, investment grade bank loans (also known as senior floating rate interests), and preferred securities. Security selection positively impacted returns due to the outperformance from overweight positions in Olympus Water US Holding Corp, Aruba Investments Inc, Taseko Mines, and Ladder Capital Finance Holdings, as well as an underweight position in Level 3 Financing Inc. Sector allocation outperformed during the year due to an underweight to communications and an overweight to finance companies. Underperformance was driven by underweight positions in Bausch Health and Carvana Co, as well as overweight positions in Lions Gate Capital Holdings, EW Scripps Co, and Spectrum Group. In terms of sector allocation, an overweight to transportation and an underweight to consumer cyclical had negative effects on performance during the year.

How did the Fund perform since inception?

	Principal Active High Yield ETF $15,409	Bloomberg U.S. Aggregate Bond Index $11,151	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $15,349
07/15	$10,000	$10,000	$10,000
09/15	$9,445	$10,059	$9,546
12/15	$9,414	$10,002	$9,350
03/16	$9,657	$10,305	$9,663
06/16	$10,233	$10,533	$10,197
09/16	$10,733	$10,582	$10,763
12/16	$10,836	$10,267	$10,952
03/17	$11,122	$10,351	$11,247
06/17	$11,418	$10,500	$11,491
09/17	$11,616	$10,589	$11,718
12/17	$11,742	$10,630	$11,773
03/18	$11,428	$10,475	$11,672
06/18	$11,646	$10,459	$11,792
09/18	$11,952	$10,461	$12,076
12/18	$11,339	$10,632	$11,528
03/19	$12,062	$10,945	$12,364
06/19	$12,300	$11,282	$12,674
09/19	$12,495	$11,538	$12,843
12/19	$12,942	$11,558	$13,179
03/20	$10,321	$11,922	$11,507
06/20	$11,666	$12,268	$12,673
09/20	$12,328	$12,343	$13,254
12/20	$13,145	$12,426	$14,107
03/21	$13,597	$12,007	$14,228
06/21	$14,054	$12,227	$14,617
09/21	$14,211	$12,233	$14,748
12/21	$14,390	$12,234	$14,849
03/22	$13,896	$11,508	$14,134
06/22	$12,548	$10,968	$12,743
09/22	$12,453	$10,447	$12,661
12/22	$13,126	$10,643	$13,189
03/23	$13,615	$10,958	$13,659
06/23	$13,853	$10,865	$13,899
09/23	$13,859	$10,514	$13,963
12/23	$14,820	$11,231	$14,962
03/24	$15,231	$11,144	$15,183
06/24	$15,409	$11,151	$15,349

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception July 8, 2015
Principal Active High Yield ETF	11.50%	4.67%	4.93%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.22%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	10.43%	3.90%	4.89%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Effective November 1, 2023, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index". The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$212,991,254
  Total Number of Portfolio Holdings133
  Portfolio Turnover Rate42.2%
  Total Advisory Fees Paid$561,025

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.80%
Senior Floating Rate Interests	8.14%
Investment Companies	7.38%
U.S. Government & Government Agency Obligations	0.72%
Other Assets and Liabilities	(5.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	19.79%
Financial	17.96%
Consumer, Cyclical	17.02%
Energy	12.98%
Industrial	8.61%
Basic Materials	7.59%
Money Market Funds	7.38%
Utilities	4.58%
Communications	4.26%
Technology	4.15%
Government	0.72%
Other Assets and Liabilities	(5.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in or Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF3AR-0

BTEC

Principal Healthcare Innovators ETF

Principal U.S. Listing Exchange: NASDAQ

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about Principal Healthcare Innovators ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Healthcare Innovators ETF	$42	0.42%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the healthcare sector. It invests significantly in early-stage companies within the healthcare equipment and supplies, pharmaceuticals, biotechnology, and life sciences industries that are not yet consistently profitable. The Fund outperformed the Russell 2000 Healthcare Index ("Index") during the year. The personal care products and specialty retail industries performed the best within the Index, while the life sciences tools and services and healthcare technology industries underperformed. Alpine Immune Sciences, Avidity Biosciences, and Longboard Pharmaceuticals outperformed within the Index, while Cano Health, NanoString Technologies, and Invitae underperformed. Our positioning in Natera, Alynlam Pharmaceuticals, and Karuna Therapeutics contributed to performance. Our positioning in Exact Sciences, Apellis Pharmaceuticals, and Illumina detracted from performance.

How did the Fund perform since inception?

	Principal Healthcare Innovators ETF $14,794	Russell 3000 Index $27,440	Russell 2000 Healthcare Index $15,287
08/16	$10,000	$10,000	$10,000
09/16	$10,496	$9,974	$10,477
12/16	$9,196	$10,394	$9,876
03/17	$10,716	$10,991	$11,108
06/17	$11,434	$11,322	$12,106
09/17	$12,264	$11,840	$13,073
12/17	$12,555	$12,590	$13,438
03/18	$12,978	$12,509	$14,305
06/18	$13,919	$12,996	$15,754
09/18	$14,813	$13,921	$16,960
12/18	$11,115	$11,930	$12,568
03/19	$13,919	$13,606	$14,767
06/19	$13,771	$14,163	$14,735
09/19	$12,229	$14,327	$13,324
12/19	$15,458	$15,631	$16,339
03/20	$12,605	$12,364	$13,141
06/20	$17,816	$15,088	$17,380
09/20	$19,090	$16,477	$18,153
12/20	$23,578	$18,896	$23,742
03/21	$23,125	$20,095	$23,808
06/21	$24,488	$21,751	$24,462
09/21	$21,951	$21,729	$21,874
12/21	$19,198	$23,745	$19,572
03/22	$16,093	$22,491	$16,703
06/22	$13,085	$18,735	$13,504
09/22	$13,950	$17,899	$14,427
12/22	$13,649	$19,184	$13,898
03/23	$13,475	$20,562	$13,652
06/23	$14,583	$22,286	$15,179
09/23	$12,225	$21,561	$12,921
12/23	$14,745	$24,164	$15,093
03/24	$15,431	$26,585	$15,920
06/24	$14,794	$27,440	$15,287

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception August 19, 2016
Principal Healthcare Innovators ETF	1.50%	1.49%	5.14%
Russell 3000 Index	23.13%	14.14%	13.70%
Russell 2000 Healthcare Index	0.71%	0.74%	5.50%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Effective November 1, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index". The Russell 2000 Healthcare Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$15,712,321
  Total Number of Portfolio Holdings267
  Portfolio Turnover Rate43.4%
  Total Advisory Fees Paid$184,553

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.67%
Investment Companies	0.59%
Other Assets and Liabilities	(0.26)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	99.43%
Money Market Funds	0.59%
Technology	0.09%
Industrial	0.08%
Basic Materials	0.07%
Other Assets and Liabilities	(0.26)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees, the Fund will liquidate on or about August 7, 2024.

Changes in or Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF7AR-0

IG

Principal Investment Grade Corporate Active ETF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about Principal Investment Grade Corporate Active ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Investment Grade Corporate Active ETF	$19	0.19%

Management's Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade corporate bonds and other fixed income securities at the time of purchase. "Investment grade" securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. The Fund offered an attractive yield as macro conditions remained supportive of investment grade (“IG”) credit during the year. Credit spreads tightened during the year, making bond picking a key component of investment success. Security selection was the largest positive contributor to performance during the year. Bond picking within Banking and Consumer Non-Cyclical outperformed the most, with selections within Brokerage/Asset Managers/Exchanges and REITs also positive. Offsetting that in part was bond picking within Electric, Natural Gas, and Transportation. By contrast, sector allocation detracted from performance during the year as an overweight to Treasuries and Cash weighed most on the Fund while an underweight to Energy detracted to a lesser degree. Positively, an underweight allocation to Consumer Cyclical and Banking, along with an overweight to Electric and Insurance sectors, contributed favorably. Finally, duration and curve positioning added a slightly positive impact to performance as the Fund maintained a near neutral position versus the Bloomberg U.S. Corporate Investment Grade Bond Index.

How did the Fund perform since inception?

	Principal Investment Grade Corporate Active ETF $11,161	Bloomberg U.S. Aggregate Bond Index $10,686	Bloomberg U.S. Corporate Investment Grade Bond Index $11,337
04/18	$10,000	$10,000	$10,000
06/18	$9,887	$10,023	$9,927
09/18	$10,012	$10,024	$10,024
12/18	$9,906	$10,188	$10,006
03/19	$10,477	$10,488	$10,520
06/19	$10,954	$10,811	$10,991
09/19	$11,308	$11,057	$11,326
12/19	$11,447	$11,077	$11,460
03/20	$10,865	$11,425	$11,044
06/20	$11,971	$11,756	$12,036
09/20	$12,194	$11,829	$12,221
12/20	$12,676	$11,908	$12,593
03/21	$12,048	$11,506	$12,008
06/21	$12,531	$11,717	$12,434
09/21	$12,517	$11,723	$12,434
12/21	$12,558	$11,724	$12,462
03/22	$11,555	$11,029	$11,504
06/22	$10,597	$10,511	$10,669
09/22	$10,036	$10,011	$10,130
12/22	$10,435	$10,199	$10,498
03/23	$10,795	$10,501	$10,866
06/23	$10,697	$10,412	$10,835
09/23	$10,350	$10,076	$10,500
12/23	$11,211	$10,763	$11,392
03/24	$11,134	$10,679	$11,347
06/24	$11,161	$10,686	$11,337

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception April 18, 2018
Principal Investment Grade Corporate Active ETF	4.45%	0.36%	1.77%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.08%
Bloomberg U.S. Corporate Investment Grade Bond Index	4.63%	0.62%	2.04%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Effective November 1, 2023, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index". The Bloomberg U.S. Corporate Investment Grade Bond Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$80,625,851
  Total Number of Portfolio Holdings167
  Portfolio Turnover Rate123.0%
  Total Advisory Fees Paid$128,478

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	98.12%
Investment Companies	0.86%
Other Assets and LiabilitiesFootnote Reference*	1.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	33.34%
Consumer, Non-cyclical	14.28%
Utilities	10.92%
Energy	9.11%
Industrial	8.24%
Technology	7.23%
Communications	6.88%
Consumer, Cyclical	5.74%
Basic Materials	2.38%
Money Market Funds	0.86%
Other Assets and LiabilitiesFootnote Reference*	1.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in or Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF17AR-0

PSET

Principal Quality ETF

Principal U.S. Listing Exchange: NASDAQ

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about Principal Quality ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Quality ETF	$17	0.15%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund primarily invests in equity securities. For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify equity securities in the S&P 500 Index or S&P 400 Index that exhibit higher quality, growth potential, and pricing power. The Fund invested significantly in one or more industries within the healthcare sector and information technology sector. The Fund underperformed the S&P 500 Index ("Index") over the last year. All eleven sectors in the Index posted positive returns, led by communication services and information technology. Real Estate and utilities lagged during the year. NVIDIA, Constellation Energy, and Arista Networks outperformed within the Index, while SolarEdge Technologies, Albemarle, and Paycom Software underperformed in the Index. Our positioning in NVIDIA, Broadcom, and Trane Technologies contributed to performance. Our positioning in Keysight Technologies, ON Semiconductor, and West Pharmaceutical Services detracted from performance.

How did the Fund perform since inception?

	Principal Quality ETF $30,160	S&P 500 Index $30,880
03/16	$10,000	$10,000
03/16	$10,112	$10,044
06/16	$10,428	$10,291
09/16	$10,498	$10,687
12/16	$10,556	$11,096
03/17	$11,231	$11,769
06/17	$11,807	$12,133
09/17	$12,265	$12,676
12/17	$13,131	$13,519
03/18	$13,360	$13,416
06/18	$13,683	$13,877
09/18	$14,466	$14,947
12/18	$12,937	$12,926
03/19	$14,849	$14,690
06/19	$15,725	$15,322
09/19	$16,014	$15,583
12/19	$17,310	$16,996
03/20	$13,970	$13,665
06/20	$16,449	$16,472
09/20	$18,057	$17,943
12/20	$20,123	$20,123
03/21	$20,894	$21,366
06/21	$22,721	$23,192
09/21	$23,060	$23,327
12/21	$26,034	$25,899
03/22	$23,926	$24,708
06/22	$20,597	$20,730
09/22	$19,397	$19,718
12/22	$21,762	$21,209
03/23	$22,958	$22,799
06/23	$24,696	$24,792
09/23	$23,950	$23,980
12/23	$27,002	$26,784
03/24	$29,895	$29,611
06/24	$30,160	$30,880

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception March 21, 2016
Principal Quality ETF	21.96%	13.89%	14.27%
S&P 500 Index	24.56%	15.05%	14.59%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Fund Statistics

  Net Assets$53,221,342
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate57.1%
  Total Advisory Fees Paid$63,068

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.65%
Investment Companies	0.32%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	43.74%
Industrial	16.27%
Consumer, Non-cyclical	15.09%
Communications	11.97%
Consumer, Cyclical	8.21%
Basic Materials	2.15%
Financial	1.18%
Energy	1.04%
Money Market Funds	0.32%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in or Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF6AR-0

BYRE

Principal Real Estate Active Opportunities ETF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about Principal Real Estate Active Opportunities ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Real Estate Active Opportunities ETF	$67	0.65%

Management's Discussion of Fund Performance

The Fund seeks total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in the real estate industry at the time of purchase. It invests primarily in equity securities of U.S. companies, including those of small companies. The Fund is non-diversified. Over the year, contribution came mainly from the overweight to and selection in healthcare. The portfolio benefitted from overweights to stocks with senior housing and skilled nursing exposure, which benefited from strong operating performance. In addition, the portfolio participated in the initial public offering of a healthcare company which contributed to relative performance after it reported positive results in 2024. Avoiding a healthcare company with multiple key tenant issues and balance sheet concerns was additive as well. Detraction came from the avoidance of malls which outperformed on firmer U.S. economic data and a resilient consumer. Exposure to a timeshare company was also detractive, with the company pressured by weaker earnings results throughout the year.

How did the Fund perform since inception?

	Principal Real Estate Active Opportunities ETF $9,855	Russell 3000 Index $14,143	FTSE NAREIT All Equity REITs Index $9,844
05/22	$10,000	$10,000	$10,000
06/22	$9,799	$9,657	$9,734
09/22	$8,894	$9,226	$8,679
12/22	$9,108	$9,888	$9,038
03/23	$9,382	$10,598	$9,196
06/23	$9,306	$11,487	$9,307
09/23	$8,687	$11,113	$8,531
12/23	$10,092	$12,455	$10,065
03/24	$9,889	$13,703	$9,933
06/24	$9,855	$14,143	$9,844

Average Annual Total Returns

Name	1-Year	Since Inception May 18, 2022
Principal Real Estate Active Opportunities ETF	5.90%	- 0.69%
Russell 3000 Index	23.13%	17.78%
FTSE NAREIT All Equity REITs Index	5.78%	- 0.74%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Effective November 1, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index". The FTSE NAREIT All Equity REITs Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$10,295,246
  Total Number of Portfolio Holdings24
  Portfolio Turnover Rate27.0%
  Total Advisory Fees Paid$51,772

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.86%
Investment Companies	0.72%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	97.33%
Consumer, Cyclical	1.53%
Money Market Funds	0.72%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in or Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF31AR-0

PREF

Principal Spectrum Preferred Securities Active ETF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about Principal Spectrum Preferred Securities Active ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred Securities Active ETF	$59	0.55%

Management's Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). It concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries within the financial services sector. During the first 4 months of the period (through October), the bond market completed digestion of the most significant rate hike cycles in 40 years. The US Fed hiked rates to 5.25% and has kept them there since July 2023. From October to the end of the period, the capital securities markets rallied significantly in one of the greatest spread tightening moves relative to 5 year US Treasuries since the COVID crisis. Spreads tightened by 160 basis points (bps) in Contingent Convertible Capital Securities (CoCos) and 100 bps in NoCos ($1000 par non-CoCo) and as the US Treasury 5 year note yield rose only by 20 bps during the period, most of the performance for the Fund is explained by spread tightening. The top 3 contributing sectors were $1000 par Preferred Stock, Utility Hybrids and Insurance Hybrids. There were no detracting sectors – the bottom 3 contributors were Trust Preferred Securities (TruPS) floaters, Legacy Banking Hybrids and Bank Non-Viability Additional Tier 1 capital securities. Below investment grade rated paper outperformed investment grade rated paper and longer duration performed well due to the spread tightening.

How did the Fund perform since inception?

	Principal Spectrum Preferred Securities Active ETF $12,566	Bloomberg Global Aggregate Bond Index $9,748	ICE BofA U.S. Investment Grade Capital Securities Index $13,277
07/17	$10,000	$10,000	$10,000
09/17	$10,228	$10,241	$10,163
12/17	$10,267	$10,351	$10,224
03/18	$10,062	$10,492	$10,036
06/18	$9,936	$10,200	$9,989
09/18	$10,054	$10,106	$10,163
12/18	$9,706	$10,227	$9,763
03/19	$10,358	$10,452	$10,495
06/19	$10,726	$10,797	$10,926
09/19	$11,098	$10,874	$11,262
12/19	$11,393	$10,927	$11,576
03/20	$9,992	$10,891	$10,468
06/20	$11,200	$11,253	$11,485
09/20	$11,730	$11,552	$11,988
12/20	$12,248	$11,932	$12,528
03/21	$12,151	$11,399	$12,441
06/21	$12,480	$11,549	$12,784
09/21	$12,624	$11,447	$12,906
12/21	$12,502	$11,370	$12,836
03/22	$11,787	$10,669	$12,175
06/22	$10,832	$9,788	$11,266
09/22	$10,649	$9,108	$11,159
12/22	$11,027	$9,522	$11,529
03/23	$11,038	$9,809	$11,656
06/23	$11,141	$9,659	$11,893
09/23	$11,216	$9,312	$11,935
12/23	$11,839	$10,067	$12,643
03/24	$12,372	$9,857	$13,106
06/24	$12,566	$9,748	$13,277

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception July 10, 2017
Principal Spectrum Preferred Securities Active ETF	13.40%	3.37%	3.35%
Bloomberg Global Aggregate Bond Index	0.92%	- 2.02%	- 0.37%
ICE BofA U.S. Investment Grade Capital Securities Index	11.67%	3.98%	4.15%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Effective November 1, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index". The ICE BofA U.S. Investment Grade Institutional Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$904,852,143
  Total Number of Portfolio Holdings109
  Portfolio Turnover Rate6.6%
  Total Advisory Fees Paid$4,054,861

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	97.54%
Investment Companies	2.53%
Other Assets and Liabilities	(0.07)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	75.69%
Utilities	15.27%
Energy	6.28%
Money Market Funds	2.53%
Industrial	0.23%
Government	0.07%
Other Assets and Liabilities	(0.07)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in or Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF11AR-0

USMC

Principal U.S. Mega-Cap ETF

Principal U.S. Listing Exchange: NASDAQ

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about Principal U.S. Mega-Cap ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Mega-Cap ETF	$14	0.12%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with very large ("mega") market capitalizations at the time of purchase. For this Fund, companies with mega capitalizations are those with market capitalizations in the top 50th percentile of the S&P 500 Index at the time of purchase. The Fund outperformed the S&P 500 Index ("Index") over the year. All eleven sectors in the Index posted positive returns, led by communication services and information technology. Real Estate and utilities lagged during the year. NVIDIA, Constellation Energy, and Arista Networks outperformed within the Index, while SolarEdge Technologies, Albemarle, and Paycom Software underperformed in the Index. Our positioning in Broadcom, Costco Wholesale, and Meta Platforms contributed to performance. Our positioning in Pfizer, Accenture, and Tesla detracted from performance.

How did the Fund perform since inception?

	Principal U.S. Mega-Cap ETF $24,341	S&P 500 Index $24,003
10/17	$10,000	$10,000
12/17	$10,495	$10,508
03/18	$10,224	$10,428
06/18	$10,480	$10,786
09/18	$11,457	$11,618
12/18	$10,313	$10,047
03/19	$11,522	$11,418
06/19	$11,973	$11,910
09/19	$12,174	$12,112
12/19	$13,124	$13,211
03/20	$10,856	$10,622
06/20	$12,647	$12,804
09/20	$13,899	$13,947
12/20	$15,218	$15,641
03/21	$15,734	$16,607
06/21	$16,987	$18,027
09/21	$17,327	$18,132
12/21	$19,241	$20,131
03/22	$18,537	$19,206
06/22	$15,923	$16,113
09/22	$14,757	$15,326
12/22	$15,895	$16,485
03/23	$17,546	$17,721
06/23	$19,319	$19,270
09/23	$19,023	$18,640
12/23	$20,915	$20,819
03/24	$22,973	$23,017
06/24	$24,341	$24,003

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception October 11, 2017
Principal U.S. Mega-Cap ETF	25.59%	15.19%	14.12%
S&P 500 Index	24.56%	15.05%	13.92%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Fund Statistics

  Net Assets$2,440,699,646
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate0.5%
  Total Advisory Fees Paid$2,323,701

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.58%
Investment Companies	0.40%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	35.68%
Consumer, Non-cyclical	20.95%
Communications	14.51%
Financial	12.48%
Consumer, Cyclical	9.87%
Energy	3.89%
Basic Materials	1.09%
Utilities	0.81%
Money Market Funds	0.40%
Industrial	0.30%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in or Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF16AR-0

PSC

Principal U.S. Small-Cap ETF

Principal U.S. Listing Exchange: NASDAQ

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about Principal U.S. Small-Cap ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Small-Cap ETF	$41	0.38%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index ("Index"). The Fund outperformed the Index during the year. Eight of the eleven sectors within the Index posted positive returns, led by energy and financials, while utilities and communication services lagged. Alpine Immune Sciences, Carvana, and Abercrombie & Fitch outperformed within the Index, while Tingo Group, Cano Health, and Fisker underperformed. Our positioning in Super Micro Computer, Jackson Financial, and Saia contributed to performance. Our positioning in AMN Healthcare Services, Iridium Communications, and Shockwave Medical detracted from performance.

How did the Fund perform since inception?

	Principal U.S. Small-Cap ETF $21,265	Russell 3000 Index $27,605	Russell 2000 Index $18,280
09/16	$10,000	$10,000	$10,000
09/16	$10,050	$10,034	$10,061
12/16	$11,074	$10,457	$10,950
03/17	$11,377	$11,057	$11,220
06/17	$11,606	$11,390	$11,496
09/17	$12,160	$11,911	$12,148
12/17	$12,562	$12,666	$12,554
03/18	$12,612	$12,584	$12,543
06/18	$13,599	$13,074	$13,515
09/18	$14,310	$14,005	$13,999
12/18	$11,387	$12,002	$11,171
03/19	$12,785	$13,688	$12,800
06/19	$12,941	$14,248	$13,068
09/19	$12,646	$14,414	$12,754
12/19	$13,558	$15,725	$14,022
03/20	$8,962	$12,439	$9,729
06/20	$11,423	$15,178	$12,202
09/20	$11,755	$16,576	$12,804
12/20	$15,370	$19,010	$16,821
03/21	$18,648	$20,216	$18,957
06/21	$19,886	$21,882	$19,771
09/21	$19,348	$21,860	$18,909
12/21	$20,347	$23,888	$19,314
03/22	$19,037	$22,627	$17,860
06/22	$16,342	$18,848	$14,789
09/22	$15,874	$18,006	$14,466
12/22	$17,100	$19,300	$15,367
03/23	$17,535	$20,685	$15,788
06/23	$18,562	$22,420	$16,609
09/23	$17,949	$21,691	$15,758
12/23	$20,268	$24,309	$17,968
03/24	$21,858	$26,745	$18,899
06/24	$21,265	$27,605	$18,280

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception September 21, 2016
Principal U.S. Small-Cap ETF	14.74%	10.46%	10.20%
Russell 3000 Index	23.13%	14.14%	13.96%
Russell 2000 Index	10.06%	6.94%	8.07%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Effective November 1, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index". The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$582,827,907
  Total Number of Portfolio Holdings504
  Portfolio Turnover Rate58.0%
  Total Advisory Fees Paid$1,532,490

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.50%
Investment Companies	0.68%
Other Assets and Liabilities	(0.18)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	22.85%
Financial	20.24%
Industrial	16.33%
Technology	12.04%
Consumer, Cyclical	11.66%
Energy	7.47%
Communications	3.54%
Basic Materials	2.67%
Utilities	2.63%
Money Market Funds	0.68%
Government	0.07%
Other Assets and Liabilities	(0.18)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in or Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF9AR-0

PY

Principal Value ETF

Principal U.S. Listing Exchange: NASDAQ

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about Principal Value ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Value ETF	$16	0.15%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund primarily invests in equity securities, focusing on value stocks. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities of mid- to large-capitalization companies in the S&P 500 Index ("Index") that exhibit higher degrees of shareholder yield (meaning how much money a company distributes to shareholders through dividends and share repurchases). The Fund underperformed the Index over the year. All eleven sectors in the Index posted positive returns, led by communication services and information technology. Real Estate and utilities lagged during the year. NVIDIA, Constellation Energy, and Arista Networks outperformed within the Index, while SolarEdge Technologies, Albemarle, and Paycom Software underperformed in the Index. Our positioning in Broadcom, Qualcomm, and SLB contributed to performance. Our positioning in Hershey, APA, and Bristol-Myers Squibb detracted from performance.

How did the Fund perform since inception?

	Principal Value ETF $22,808	S&P 500 Index $30,880
03/16	$10,000	$10,000
03/16	$10,040	$10,044
06/16	$9,884	$10,291
09/16	$10,366	$10,687
12/16	$11,339	$11,096
03/17	$11,756	$11,769
06/17	$11,988	$12,133
09/17	$12,526	$12,676
12/17	$13,477	$13,519
03/18	$13,327	$13,416
06/18	$13,578	$13,877
09/18	$14,149	$14,947
12/18	$11,819	$12,926
03/19	$13,136	$14,690
06/19	$13,672	$15,322
09/19	$13,868	$15,583
12/19	$14,932	$16,996
03/20	$9,943	$13,665
06/20	$12,175	$16,472
09/20	$12,464	$17,943
12/20	$15,315	$20,123
03/21	$18,244	$21,366
06/21	$18,570	$23,192
09/21	$19,050	$23,327
12/21	$20,634	$25,899
03/22	$20,432	$24,708
06/22	$18,076	$20,730
09/22	$17,324	$19,718
12/22	$19,592	$21,209
03/23	$19,390	$22,799
06/23	$20,030	$24,792
09/23	$19,116	$23,980
12/23	$21,383	$26,784
03/24	$23,108	$29,611
06/24	$22,808	$30,880

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception March 21, 2016
Principal Value ETF	13.92%	10.78%	10.45%
S&P 500 Index	24.56%	15.05%	14.59%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Fund Statistics

  Net Assets$68,485,644
  Total Number of Portfolio Holdings114
  Portfolio Turnover Rate49.8%
  Total Advisory Fees Paid$77,154

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.32%
Investment Companies	0.54%
Other Assets and Liabilities	0.14%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	30.22%
Technology	20.81%
Industrial	15.26%
Consumer, Non-cyclical	11.00%
Energy	8.26%
Consumer, Cyclical	7.33%
Communications	3.35%
Basic Materials	3.09%
Money Market Funds	0.54%
Other Assets and Liabilities	0.14%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in or Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETFAR-0

PQDI

Principal Spectrum Tax-Advantaged Dividend Active ETF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about Principal Spectrum Tax-Advantaged Dividend Active ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Tax-Advantaged Dividend Active ETF	$64	0.60%

Management's Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying securities at the time of purchase. Such securities include, without limitation, preferred securities and capital securities of U.S. and non-U.S. issuers. The fund invests significantly in securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment, such as dividends treated as “qualified dividend income” (“QDI”) and qualified dividends from real estate investment trusts (“REITS”). During the first 4 months of the period (through October), the bond market completed digestion of the most significant rate hike cycles in 40 years. The US Fed hiked rates to 5.25% and has kept them there since July 2023. From October to the end of the period, the capital securities markets rallied significantly in one of the greatest spread tightening moves relative to 5 year US Treasuries since the COVID crisis. Spreads tightened by 160 basis points (bps) in Contingent Convertible Capital Securities (CoCos) and 100 bps in NoCos ($1000 par non-CoCos) and as the US Treasury 5 year note yield rose only by 20 bps during the period, most of the performance for the Fund is explained by spread tightening. The top 3 contributing sectors were $1000 par Preferred Stock, Contingent Convertible and $25 par Preferred Stock. There were no detracting sectors – the bottom 3 contributors were Corporate Hybrids, Bank Non-Viability Additional Tier 1 and Limited Recourse Capital Notes. Below investment grade rated paper outperformed investment grade rated paper and longer duration performed well due to the spread tightening.

How did the Fund perform since inception?

	Principal Spectrum Tax-Advantaged Dividend Active ETF $11,531	Bloomberg Global Aggregate Bond Index $8,673	ICE BofA 7% Constrained DRD Eligible Preferred Securities Index $10,807
06/20	$10,000	$10,000	$10,000
06/20	$10,065	$10,011	$10,000
09/20	$10,470	$10,278	$10,522
12/20	$11,048	$10,615	$10,992
03/21	$11,030	$10,142	$10,898
06/21	$11,343	$10,275	$11,260
09/21	$11,417	$10,184	$11,283
12/21	$11,387	$10,116	$11,238
03/22	$10,875	$9,492	$10,475
06/22	$10,235	$8,708	$9,627
09/22	$10,020	$8,103	$9,565
12/22	$10,296	$8,472	$9,666
03/23	$10,050	$8,727	$9,634
06/23	$10,236	$8,593	$9,625
09/23	$10,359	$8,285	$9,597
12/23	$10,936	$8,956	$10,236
03/24	$11,336	$8,770	$10,746
06/24	$11,531	$8,673	$10,807

Average Annual Total Returns

Name	1-Year	Since Inception June 16, 2020
Principal Spectrum Tax-Advantaged Dividend Active ETF	12.52%	3.48%
Bloomberg Global Aggregate Bond Index	0.92%	- 3.46%
ICE BofA 7% Constrained DRD Eligible Preferred Securities Index	12.27%	1.94%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Effective November 1, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index", The ICE BofA 7% Constrained DRD Eligible Preferred Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$24,231,125
  Total Number of Portfolio Holdings52
  Portfolio Turnover Rate16.3%
  Total Advisory Fees Paid$129,343

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	90.47%
Preferred Stocks	7.30%
Investment Companies	1.19%
Other Assets and Liabilities	1.04%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	86.85%
Utilities	6.95%
Communications	2.27%
Energy	1.70%
Money Market Funds	1.19%
Other Assets and Liabilities	1.04%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in or Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF26AR-0

BCHP

Principal Focused Blue Chip ETF

Principal U.S. Listing Exchange: CboeBZX

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about Principal Focused Blue Chip ETF (the "Fund") for the period of July 12, 2023 to June 30, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Focused Blue Chip ETF	$64Footnote Reference*	0.58%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from July 12, 2023, date operations commenced, through June 30, 2024. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company. Blue chip companies are firms that, in PGI’s view, are well established in their industries and have the potential for growth of capital and an expectation for above-average earnings. The Fund is non-diversified. Since inception, performance in the Fund relative to the Russell 1000 Growth Index was helped by company selection, specifically in consumer discretionary and industrials. The Fund’s largest contributors were Alphabet, Amazon and Microsoft, three of the “super six” companies. All three have formidable competitive advantages and are incorporating AI across their platforms for durable growth ahead. The next largest contributor was Progressive, who is one of the largest insurers in America. Aerospace components business TransDigm contributed, as demand for replacement parts surged on production cuts from the airplane manufacturers. Allocation detracted from performance relative to the Russell 1000 Growth Index. Technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index, due to not owning some of the mega-cap technology companies that had strong returns over the past eleven months. Commercial real estate data and analytics business CoStar was the biggest detractor. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, homes.com, that shows promise but has not yet been monetized.

How did the Fund perform since inception?

	Principal Focused Blue Chip ETF $12,885	Russell 1000 Index $12,296	Russell 1000 Growth Index $13,286
07/23	$10,000	$10,000	$10,000
09/23	$9,800	$9,614	$9,642
12/23	$11,418	$10,764	$11,007
03/24	$12,520	$11,872	$12,264
06/24	$12,885	$12,296	$13,286

Average Annual Total Returns

Name	Since Inception July 12, 2023
Principal Focused Blue Chip ETF	28.75%
Russell 1000 Index	22.96%
Russell 1000 Growth Index	32.86%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information. The Fund's primary broad-based index, based on the recently revised definition of "broad-based securities market index", is the Russell 1000 Index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index with similar investment objectives.

Fund Statistics

  Net Assets$47,543,989
  Total Number of Portfolio Holdings24
  Portfolio Turnover Rate15.4%
  Total Advisory Fees Paid$153,315

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.94%
Investment Companies	0.08%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Communications	27.52%
Financial	26.69%
Technology	25.10%
Consumer, Non-cyclical	8.89%
Consumer, Cyclical	7.19%
Industrial	4.55%
Money Market Funds	0.08%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 12, 2023 to June 30, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in or Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF34AR-0

(b) Not applicable.

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 19(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

June 30, 2023 - $328,631

June 30, 2024 - $273,118

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A. Ernst & Young has billed the following amounts for those services.

June 30, 2023 - $0

June 30, 2024 - $5,775

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

June 30, 2023 - $140,381

June 30, 2024 - $170,261

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds and any registered closed-end management investment company that is operated as an interval fund and managed by Principal Global Investors, LLC1 (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.	The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

•	Services that are subject to audit procedure during a financial statement audit;
•	Services where the auditor would act on behalf of management;
•	Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•	Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•	Financial information systems design and implementation;
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•	Actuarial services;
•	Internal audit functions or human resources;
•	Broker or dealer, investment advisor, or investment banking services;
•	Legal services and expert services unrelated to the audit;
•	Tax planning services related to listed, confidential and aggressive transactions;
•	Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•	Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
•	Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

[1]	The first such interval fund is the Principal Real Asset Fund; Management, subject to Board approval, may create others, each of which would be formed as a separate trust.

2.	(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson is presently so appointed pursuant to this policy, and shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to grant pre-approval and pre-concurrence with respect to the primary independent auditor’s provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.	The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.	Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.	The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.	Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.
7.	For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers or otherwise “interested persons” (as defined in the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.	The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 12, 2024).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services, or 0%, provided by the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

June 30, 2023 - $376,590

June 30, 2024 - $328,883

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) The registrant has not been identified by the Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position of authority in that jurisdiction.

(j) the registrant is not a foreign issuer.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Craig Damos, Frances Grieb, Victor Hymes, and Elizabeth Nickels.

(b) Not applicable.

ITEM 6 –INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Exchange-Traded Funds
Annual
Financial Statements
and Additional Information
June 30, 2024

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 20
Schedules of Investments 33
Financial Highlights (Includes performance information) 62
Report of Independent Registered Public Accounting Firm 73
Unaudited Supplemental Information 75
Changes in and Disagreements with Accounts (N-CSR Item 8) 77
Proxy Disclosures (N-CSR Item 9) 78
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 79
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 80

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2024
Principal Active
High Yield ETF
Principal Focused
Blue Chip ETF
Principal Healthcare
Innovators ETF
Investment in securities - at cost .................................................. $ 216,197,279 $ 41,081,990 $ 30,676,041
Investment in affiliated funds - at cost ............................................. $ 7,350,220 $ — $ 43,700
Foreign currency - at cost ........................................................ $ 2 $ — $ —
Assets
Investment in securities - at value ................................................... $ 216,375,942
(a)
$ 47,552,458 $ 15,709,251
(a)
Investment in affiliated funds - at value .............................................. 7,350,220 — 43,700
Foreign currency - at value ........................................................ 2 — —
Cash .......................................................................... 8,616 — 121
Receivables:
Dividends and interest ........................................................ 3,627,820 13,487 125
Securities lending income ..................................................... 5,131 1 4,346
Investment securities sold ..................................................... 19,247 — 737,275
Total Assets 227,386,978 47,565,946 16,494,818
Liabilities
Accrued management and investment advisory fees .................................... 66,030 21,957 7,591
Payables: – – –
Investment securities purchased ................................................ 6,979,474 — 415
Fund shares redeemed ........................................................ — — 730,791
Collateral obligation on securities loaned - at value ..................................... 7,350,220 — 43,700
Total Liabilities 14,395,724 21,957 782,497
Net Assets Applicable to Outstanding Shares ........................................ $ 212,991,254 $ 47,543,989 $ 15,712,321
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital .......................................... $ 230,312,388 $ 40,930,239 $ 56,571,000
Total distributable earnings (accumulated loss) ........................................ (17,321,134) 6,613,750 (40,858,679)
Total Net Assets $ 212,991,254 $ 47,543,989 $ 15,712,321
Net Asset Value Per Share:
Net assets .................................................................. $ 212,991,254 $ 47,543,989 $ 15,712,321
Shares issued and outstanding .................................................. 11,200,000 1,480,001 430,001
Net asset value per share ...................................................... $ 19 .02 $ 32 .12 $ 36 .54
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2024
Principal Investment
Grade Corporate
Active ETF
Principal Quality
ETF
Principal Real
Estate Active
Opportunities ETF
Investment in securities - at cost .................................................. $ 80,912,539 $ 47,182,850 $ 10,203,295
Assets
Investment in securities - at value ................................................... $ 79,800,179 $ 53,203,045 $ 10,251,740
Cash .......................................................................... 1,783 — —
Deposits with counterparty ........................................................ 86,920 — —
Receivables:
Dividends and interest ........................................................ 1,011,991 24,766 48,811
Securities lending income ..................................................... 44 — —
Investment securities sold ..................................................... 245,552 — —
Total Assets 81,146,469 53,227,811 10,300,551
Liabilities
Accrued management and investment advisory fees .................................... 12,505 6,469 5,305
Payables: – – –
Investment securities purchased ................................................ 471,182 — —
Variation margin on financial derivative instruments ................................ 36,931 — —
Total Liabilities 520,618 6,469 5,305
Net Assets Applicable to Outstanding Shares ........................................ $ 80,625,851 $ 53,221,342 $ 10,295,246
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital .......................................... $ 100,940,893 $ 57,036,670 $ 10,371,730
Total distributable earnings (accumulated loss) ........................................ (20,315,042) (3,815,328) (76,484)
Total Net Assets $ 80,625,851 $ 53,221,342 $ 10,295,246
Net Asset Value Per Share:
Net assets .................................................................. $ 80,625,851 $ 53,221,342 $ 10,295,246
Shares issued and outstanding .................................................. 3,950,001 780,001 440,001
Net asset value per share ...................................................... $ 20 .41 $ 68 .23 $ 23 .40

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2024
Principal Spectrum
Preferred Securities
Active ETF
Principal Spectrum
Tax-Advantaged
Dividend Active ETF
Principal U.S. Mega-
Cap ETF
Investment in securities - at cost .................................................. $ 880,253,925 $ 24,130,924 $ 1,840,678,355
Investment in affiliated funds - at cost ............................................. $ 5,226,055 $ — $ —
Assets
Investment in securities - at value ................................................... $ 900,265,925
(a)
$ 23,980,136 $ 2,440,242,724
Investment in affiliated funds - at value .............................................. 5,226,055 — —
Deposits with counterparty ........................................................ — 26,601 —
Receivables:
Dividends and interest ........................................................ 9,653,581 236,259 693,656
Securities lending income ..................................................... 3,032 — —
Fund shares sold ............................................................ 1,822,461 — —
Expense reimbursement from Advisor ........................................... — — 59,184
Total Assets 916,971,054 24,242,996 2,440,995,564
Liabilities
Cash overdraft 50 — —
Accrued management and investment advisory fees .................................... 401,556 11,871 295,918
Payables: – – –
Investment securities purchased ................................................ 6,491,250 — —
Collateral obligation on securities loaned - at value ..................................... 5,226,055 — —
Total Liabilities 12,118,911 11,871 295,918
Net Assets Applicable to Outstanding Shares ........................................ $ 904,852,143 $ 24,231,125 $ 2,440,699,646
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital .......................................... $ 907,741,037 $ 25,964,903 $ 1,927,233,033
Total distributable earnings (accumulated loss) ........................................ (2,888,894) (1,733,778) 513,466,613
Total Net Assets $ 904,852,143 $ 24,231,125 $ 2,440,699,646
Net Asset Value Per Share:
Net assets .................................................................. $ 904,852,143 $ 24,231,125 $ 2,440,699,646
Shares issued and outstanding .................................................. 49,650,005 1,300,001 45,100,001
Net asset value per share ...................................................... $ 18 .22 $ 18 .64 $ 54 .12
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2024
Principal U.S. Small-
Cap ETF Principal Value ETF
Investment in securities - at cost ....................................................................... $ 538,790,870 $ 61,419,036
Investment in affiliated funds - at cost .................................................................. $ 1,899,837 $ —
Assets
Investment in securities - at value ........................................................................ $ 581,968,348
(a)
$ 68,387,287
Investment in affiliated funds - at value ................................................................... 1,899,837 —
Cash ............................................................................................... 1,773 —
Receivables:
Dividends and interest ............................................................................. 421,482 106,553
Securities lending income .......................................................................... 787 —
Investment securities sold .......................................................................... 4,420,744 —
Total Assets 588,712,971 68,493,840
Liabilities
Accrued management and investment advisory fees ......................................................... 171,592 8,196
Payables: – –
Investment securities purchased ..................................................................... 3,813,635 —
Collateral obligation on securities loaned - at value .......................................................... 1,899,837 —
Total Liabilities 5,885,064 8,196
Net Assets Applicable to Outstanding Shares ............................................................. $ 582,827,907 $ 68,485,644
0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................................... $ 700,790,480 $ 89,858,797
Total distributable earnings (accumulated loss) ............................................................. (117,962,573) (21,373,153)
Total Net Assets $ 582,827,907 $ 68,485,644
Net Asset Value Per Share:
Net assets ....................................................................................... $ 582,827,907 $ 68,485,644
Shares issued and outstanding ....................................................................... 12,100,001 1,490,001
Net asset value per share ........................................................................... $ 48 .17 $ 45 .96
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2024
–
Principal Active
High Yield ETF
Principal Focused
Blue Chip ETF
(a)
Principal Healthcare
Innovators ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 364,753 $ 204,489 $ 25,764
Withholding tax ....................................................... (1,205) (1,594) —
Interest ............................................................ 10,235,976 — —
Securities lending - net .................................................. 53,894 3 93,334
Total Income 10,653,418 202,898 119,098
Expenses:
Management and investment advisory fees ................................... 561,025 153,315 184,553
Total Expenses 561,025 153,315 184,553
Net Investment Income (Loss) 10,092,393 49,583 (65,455)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. (1,573,051) 150,334 (3,869,221)
In-kind redemptions .................................................... — 1,613,524 (6,199,699)
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... 7,374,240 6,470,468 9,330,500
Net Realized and Unrealized Gain (Loss) 5,801,189 8,234,326 (738,420)
Net Increase (Decrease) in Net Assets Resulting from Operations $ 15,893,582 $ 8,283,909 $ (803,875)
– %! – %! – %!
(a)
Period from July 12, 2023, date operations commenced, through June 30, 2024.

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2024
–
Principal Investment
Grade Corporate
Active ETF
Principal Quality
ETF
Principal Real
Estate Active
Opportunities ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 41,947 $ 430,995 $ 260,415
Withholding tax ....................................................... — (1,143) —
Interest ............................................................ 3,421,516 — —
Securities lending - net .................................................. 4,504 — —
Total Income 3,467,967 429,852 260,415
Expenses:
Management and investment advisory fees ................................... 128,478 63,068 51,772
Total Expenses 128,478 63,068 51,772
Net Investment Income (Loss) 3,339,489 366,784 208,643
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. (1,280,506) 2,744,249 (126,099)
In-kind redemptions .................................................... — 2,623,378 168,914
Futures contracts ...................................................... (8,890) — —
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... 1,486,187 2,320,354 519,664
Futures contracts ...................................................... (54,171) — —
Net Realized and Unrealized Gain (Loss) 142,620 7,687,981 562,479
Net Increase (Decrease) in Net Assets Resulting from Operations $ 3,482,109 $ 8,054,765 $ 771,122
– %! – %! – %!

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2024
–
Principal Spectrum
Preferred Securities
Active ETF
Principal Spectrum
Tax-Advantaged
Dividend Active ETF
Principal U.S. Mega-
Cap ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 644,142 $ 142,441 $ 29,173,166
Interest ............................................................ 37,349,899 1,021,603 —
Securities lending - net .................................................. 18,381 — —
Total Income 38,012,422 1,164,044 29,173,166
Expenses:
Management and investment advisory fees ................................... 4,054,861 129,343 2,904,476
Total Gross Expenses 4,054,861 129,343 2,904,476
Less: Reimbursement from Advisor ............................................ — — (580,775)
Total Net Expenses 4,054,861 129,343 2,323,701
Net Investment Income (Loss) 33,957,561 1,034,701 26,849,465
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. (225,877) (93,135) 191,595
In-kind redemptions .................................................... — — 60,027,590
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... 64,353,416 1,581,675 398,405,905
Net Realized and Unrealized Gain (Loss) 64,127,539 1,488,540 458,625,090
Net Increase (Decrease) in Net Assets Resulting from Operations $ 98,085,100 $ 2,523,241 $ 485,474,555
– %! – %! – %!

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2024
–
Principal U.S. Small-
Cap ETF Principal Value ETF
Net Investment Income (Loss)
Income:
Dividends .............................................................................. $ 5,526,671 $ 1,422,066
Withholding tax .......................................................................... (8,528) —
Securities lending - net ..................................................................... 5,361 —
Total Income 5,523,504 1,422,066
Expenses:
Management and investment advisory fees ...................................................... 1,532,490 77,154
Total Expenses 1,532,490 77,154
Net Investment Income (Loss) 3,991,014 1,344,912
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions .................................................................... 17,397,105 (386,879)
In-kind redemptions ....................................................................... 2,891,333 166,948
Foreign currency transactions ................................................................ (4) —
Net change in unrealized appreciation (depreciation) of:
Investments ............................................................................ 37,490,832 6,733,378
Net Realized and Unrealized Gain (Loss) 57,779,266 6,513,447
Net Increase (Decrease) in Net Assets Resulting from Operations $ 61,770,280 $ 7,858,359
– %! – %!

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Active High Yield ETF
Year Ended
June 30, 2024
Year Ended
June 30, 2023
Operations
Net investment income (loss) ...................................................................... $ 10,092,393 $ 10,150,990
Net realized gain (loss) ........................................................................... (1,573,051) (14,043,951)
Net change in unrealized appreciation (depreciation) ...................................................... 7,374,240 25,524,711
Net Increase (Decrease) in Net Assets Resulting from Operations 15,893,582 21,631,750
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (9,781,816) (11,723,824)
Total Dividends and Distributions (9,781,816) (11,723,824)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 101,785,431 (123,588,810)
Total Increase (Decrease) in Net Assets 107,897,197 (113,680,884)
Net Assets
Beginning of period ............................................................................. 105,094,057 218,774,941
End of period .................................................................................. $ 212,991,254 $ 105,094,057
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 103,668,643 $ 170,914,816
Redeemed ................................................................................. (1,883,212) (294,503,626)
Net Increase (Decrease) $ 101,785,431 $ (123,588,810)
Shares:
Sold ..................................................................................... 5,550,000 9,400,000
Redeemed ................................................................................. (100,000) (16,000,000)
Net Increase (Decrease) 5,450,000 (6,600,000)

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Focused
Blue Chip ETF
Period Ended
June 30, 2024
(a)
Operations
Net investment income (loss) ....................................................................................... $ 49,583
Net realized gain (loss) ............................................................................................ 1,763,858
Net change in unrealized appreciation (depreciation) ....................................................................... 6,470,468
Net Increase (Decrease) in Net Assets Resulting from Operations 8,283,909
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................................. (56,457)
Total Dividends and Distributions (56,457)
Capital Share Transactions
Net increase (decrease) in capital share transactions ....................................................................... 39,316,537
Total Increase (Decrease) in Net Assets 47,543,989
Net Assets
Beginning of period .............................................................................................. —
End of period ................................................................................................... $ 47,543,989
Capital Share Transactions:
Dollars:
Sold ...................................................................................................... $ 54,025,241
Redeemed .................................................................................................. (14,708,704)
Net Increase (Decrease) $ 39,316,537
Shares:
Sold ...................................................................................................... 2,020,001
Redeemed .................................................................................................. (540,000)
Net Increase (Decrease) 1,480,001
(a)
Period from July 12, 2023, date operations commenced, through June 30, 2024.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Healthcare Innovators ETF
Year Ended
June 30, 2024
Year Ended
June 30, 2023
Operations
Net investment income (loss) ...................................................................... $ (65,455) $ (118,694)
Net realized gain (loss) ........................................................................... (10,068,920) (13,831,536)
Net change in unrealized appreciation (depreciation) ...................................................... 9,330,500 19,829,648
Net Increase (Decrease) in Net Assets Resulting from Operations (803,875) 5,879,418
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ — —
Total Dividends and Distributions — —
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... (37,481,149) (5,157,228)
Total Increase (Decrease) in Net Assets (38,285,024) 722,190
Net Assets
Beginning of period ............................................................................. 53,997,345 53,275,155
End of period .................................................................................. $ 15,712,321 $ 53,997,345
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 1,783,852 $ 1,657,546
Redeemed ................................................................................. (39,265,001) (6,814,774)
Net Increase (Decrease) $ (37,481,149) $ (5,157,228)
Shares:
Sold ..................................................................................... 50,000 50,000
Redeemed ................................................................................. (1,120,000) (200,000)
Net Increase (Decrease) (1,070,000) (150,000)

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Investment Grade Corporate
Active ETF
Year Ended
June 30, 2024
Year Ended
June 30, 2023
Operations
Net investment income (loss) ...................................................................... $ 3,339,489 $ 3,068,027
Net realized gain (loss) ........................................................................... (1,289,396) (64,443,368)
Net change in unrealized appreciation (depreciation) ...................................................... 1,432,016 65,388,314
Net Increase (Decrease) in Net Assets Resulting from Operations 3,482,109 4,012,973
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (3,265,121) (4,589,877)
Total Dividends and Distributions (3,265,121) (4,589,877)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 33,234,667 (321,275,205)
Total Increase (Decrease) in Net Assets 33,451,655 (321,852,109)
Net Assets
Beginning of period ............................................................................. 47,174,196 369,026,305
End of period .................................................................................. $ 80,625,851 $ 47,174,196
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 33,234,667 $ 41,226,063
Redeemed ................................................................................. — (362,501,268)
Net Increase (Decrease) $ 33,234,667 $ (321,275,205)
Shares:
Sold ..................................................................................... 1,650,000 1,950,000
Redeemed ................................................................................. — (16,550,000)
Net Increase (Decrease) 1,650,000 (14,600,000)

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Quality ETF
Year Ended
June 30, 2024
Year Ended
June 30, 2023
Operations
Net investment income (loss) ...................................................................... $ 366,784 $ 388,565
Net realized gain (loss) ........................................................................... 5,367,627 1,353,440
Net change in unrealized appreciation (depreciation) ...................................................... 2,320,354 4,996,312
Net Increase (Decrease) in Net Assets Resulting from Operations 8,054,765 6,738,317
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (365,717) (527,129)
Total Dividends and Distributions (365,717) (527,129)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 8,836,615 (15,004,459)
Total Increase (Decrease) in Net Assets 16,525,663 (8,793,271)
Net Assets
Beginning of period ............................................................................. 36,695,679 45,488,950
End of period .................................................................................. $ 53,221,342 $ 36,695,679
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 26,799,652 $ 5,213,657
Redeemed ................................................................................. (17,963,037) (20,218,116)
Net Increase (Decrease) $ 8,836,615 $ (15,004,459)
Shares:
Sold ..................................................................................... 450,000 100,000
Redeemed ................................................................................. (320,000) (400,000)
Net Increase (Decrease) 130,000 (300,000)

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Real Estate Active
Opportunities ETF
Year Ended
June 30, 2024
Year Ended
June 30, 2023
Operations
Net investment income (loss) ...................................................................... $ 208,643 $ 120,599
Net realized gain (loss) ........................................................................... 42,815 (55,825)
Net change in unrealized appreciation (depreciation) ...................................................... 519,664 (319,485)
Net Increase (Decrease) in Net Assets Resulting from Operations 771,122 (254,711)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (185,133) (128,638)
Total Dividends and Distributions (185,133) (128,638)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 4,266,169 436,840
Total Increase (Decrease) in Net Assets 4,852,158 53,491
Net Assets
Beginning of period ............................................................................. 5,443,088 5,389,597
End of period .................................................................................. $ 10,295,246 $ 5,443,088
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 6,042,999 $ 436,840
Redeemed ................................................................................. (1,776,830) —
Net Increase (Decrease) $ 4,266,169 $ 436,840
Shares:
Sold ..................................................................................... 280,000 20,000
Redeemed ................................................................................. (80,000) —
Net Increase (Decrease) 200,000 20,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Spectrum Preferred Securities
Active ETF
Year Ended
June 30, 2024
Year Ended
June 30, 2023
Operations
Net investment income (loss) ...................................................................... $ 33,957,561 $ 18,424,959
Net realized gain (loss) ........................................................................... (225,877) (13,463,446)
Net change in unrealized appreciation (depreciation) ...................................................... 64,353,416 8,786,436
Net Increase (Decrease) in Net Assets Resulting from Operations 98,085,100 13,747,949
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (35,097,696) (20,075,762)
Total Dividends and Distributions (35,097,696) (20,075,762)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 265,878,510 237,357,268
Total Increase (Decrease) in Net Assets 328,865,914 231,029,455
Net Assets
Beginning of period ............................................................................. 575,986,229 344,956,774
End of period .................................................................................. $ 904,852,143 $ 575,986,229
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 265,878,510 $ 317,487,703
Redeemed ................................................................................. — (80,130,435)
Net Increase (Decrease) $ 265,878,510 $ 237,357,268
Shares:
Sold ..................................................................................... 15,500,000 18,650,000
Redeemed ................................................................................. — (4,550,000)
Net Increase (Decrease) 15,500,000 14,100,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Spectrum Tax-Advantaged
Dividend Active ETF
Year Ended
June 30, 2024
Year Ended
June 30, 2023
Operations
Net investment income (loss) ...................................................................... $ 1,034,701 $ 995,863
Net realized gain (loss) ........................................................................... (93,135) (994,934)
Net change in unrealized appreciation (depreciation) ...................................................... 1,581,675 141,114
Net Increase (Decrease) in Net Assets Resulting from Operations 2,523,241 142,043
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (1,128,933) (1,148,780)
Total Dividends and Distributions (1,128,933) (1,148,780)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 2,755,468 —
Total Increase (Decrease) in Net Assets 4,149,776 (1,006,737)
Net Assets
Beginning of period ............................................................................. 20,081,349 21,088,086
End of period .................................................................................. $ 24,231,125 $ 20,081,349
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 2,755,468 $ —
Redeemed ................................................................................. — —
Net Increase (Decrease) $ 2,755,468 $ —
Shares:
Sold ..................................................................................... 150,000 —
Redeemed ................................................................................. — —
Net Increase (Decrease) 150,000 —

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal U.S. Mega-Cap ETF
Year Ended
June 30, 2024
Year Ended
June 30, 2023
Operations
Net investment income (loss) ...................................................................... $ 26,849,465 $ 18,391,342
Net realized gain (loss) ........................................................................... 60,219,185 41,048,130
Net change in unrealized appreciation (depreciation) ...................................................... 398,405,905 199,046,571
Net Increase (Decrease) in Net Assets Resulting from Operations 485,474,555 258,486,043
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (24,799,821) (19,885,169)
Total Dividends and Distributions (24,799,821) (19,885,169)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 516,171,391 (142,174,201)
Total Increase (Decrease) in Net Assets 976,846,125 96,426,673
Net Assets
Beginning of period ............................................................................. 1,463,853,521 1,367,426,848
End of period .................................................................................. $ 2,440,699,646 $ 1,463,853,521
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 680,910,849 $ 206,613,201
Redeemed ................................................................................. (164,739,458) (348,787,402)
Net Increase (Decrease) $ 516,171,391 $ (142,174,201)
Shares:
Sold ..................................................................................... 14,930,000 5,200,000
Redeemed ................................................................................. (3,330,000) (9,050,000)
Net Increase (Decrease) 11,600,000 (3,850,000)

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal U.S. Small-Cap ETF
(a)
Year Ended
June 30, 2024
Year Ended
June 30, 2023
Operations
Net investment income (loss) ...................................................................... $ 3,991,014 $ 4,061,837
Net realized gain (loss) ........................................................................... 20,288,434 (63,556,738)
Net change in unrealized appreciation (depreciation) ...................................................... 37,490,832 112,599,822
Net Increase (Decrease) in Net Assets Resulting from Operations 61,770,280 53,104,921
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (3,309,240) (6,213,838)
Total Dividends and Distributions (3,309,240) (6,213,838)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 323,075,596 (461,864,330)
Total Increase (Decrease) in Net Assets 381,536,636 (414,973,247)
Net Assets
Beginning of period ............................................................................. 201,291,271 616,264,518
End of period .................................................................................. $ 582,827,907 $ 201,291,271
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 336,938,688 $ 16,238,484
Redeemed ................................................................................. (13,863,092) (478,102,814)
Net Increase (Decrease) $ 323,075,596 $ (461,864,330)
Shares:
Sold ..................................................................................... 7,680,000 400,000
Redeemed ................................................................................. (330,000) (11,850,000)
Net Increase (Decrease) 7,350,000 (11,450,000)
(a)
Effective June 30, 2023, Principal U.S. Small-Cap Multi-Factor ETF changed its name to Principal U.S. Small-Cap ETF.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Value ETF
Year Ended
June 30, 2024
Year Ended
June 30, 2023
Operations
Net investment income (loss) ...................................................................... $ 1,344,912 $ 1,631,621
Net realized gain (loss) ........................................................................... (219,931) 5,117,793
Net change in unrealized appreciation (depreciation) ...................................................... 6,733,378 5,432,725
Net Increase (Decrease) in Net Assets Resulting from Operations 7,858,359 12,182,139
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (1,265,935) (4,060,672)
Total Dividends and Distributions (1,265,935) (4,060,672)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 24,553,238 (186,656,742)
Total Increase (Decrease) in Net Assets 31,145,662 (178,535,275)
Net Assets
Beginning of period ............................................................................. 37,339,982 215,875,257
End of period .................................................................................. $ 68,485,644 $ 37,339,982
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 26,202,905 $ 39,360,027
Redeemed ................................................................................. (1,649,667) (226,016,769)
Net Increase (Decrease) $ 24,553,238 $ (186,656,742)
Shares:
Sold ..................................................................................... 630,000 1,000,000
Redeemed ................................................................................. (40,000) (5,650,000)
Net Increase (Decrease) 590,000 (4,650,000)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2024
1. Organization
The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of eleven series, Principal Active High Yield ETF, Principal Focused Blue
Chip ETF, Principal Healthcare Innovators ETF, Principal Investment Grade Corporate Active ETF, Principal Quality ETF, Principal Real Estate
Active Opportunities ETF, Principal Spectrum Preferred Securities Active ETF, Principal Spectrum Tax-Advantaged Dividend Active ETF,
Principal U.S. Mega-Cap ETF, Principal U.S. Small-Cap ETF and Principal Value ETF (collectively, the “Funds” and individually, a “Fund”).
The shares of the Funds are referred to herein as “Shares”.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic
946, Financial Services - Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 20,000
Shares with the exception of Principal Active High Yield ETF,  Principal Investment Grade Corporate Active ETF, Principal Spectrum Preferred
Securities Active ETF and Principal Spectrum Tax-Advantaged Dividend Active ETF which are issued and redeemed in aggregations of 50,000 shares (each a “Creation Unit” or multiples thereof “Creation Unit Aggregations”), which is subject to change. The Trust issues and redeems
Creation Unit Aggregations in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.
Shares trade on exchanges at market prices that may be below, at, or above NAV. Shares are listed on the respective exchanges as listed below:
Effective July 8, 2022 and July 15, 2022, Principal U.S. Small-Cap ETF and Principal Healthcare Innovators ETF changed from passively managed funds to actively managed funds, respectively.
Effective June 30, 2023, Principal U.S. Small-Cap Multi-Factor ETF changed its name to Principal U.S. Small-Cap ETF.
Principal Focused Blue Chip ETF initial investment and commencement of operations was July 12, 2023.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in series of Principal Funds, Inc. (an affiliate of the Advisor) and other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund’s closing NAV per share on the day of valuation.
Fund Exchange
Principal Active High Yield ETF NYSE Arca
Principal Focused Blue Chip ETF Cboe BZX Exchange, Inc.
Principal Healthcare Innovators ETF The Nasdaq Stock Market LLC
Principal Investment Grade Corporate Active ETF NYSE Arca
Principal Quality ETF The Nasdaq Stock Market LLC
Principal Real Estate Active Opportunities ETF NYSE Arca
Principal Spectrum Preferred Securities Active ETF NYSE Arca
Principal Spectrum Tax-Advantaged Dividend Active ETF NYSE Arca
Principal U.S. Mega-Cap ETF The Nasdaq Stock Market LLC
Principal U.S. Small-Cap ETF The Nasdaq Stock Market LLC
Principal Value ETF The Nasdaq Stock Market LLC

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2024
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price.
If no sales are reported, as is regularly the case for some securities traded over-the-counter (“OTC”), securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Board of Trustees.
The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the
Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in
American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by APs.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
As of June 30, 2024, there were no Funds that held securities denominated in foreign currencies that exceeded 5% of net assets.
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the
Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Principal Real Estate Active Opportunities ETF receives substantial distributions from holdings in REITs.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2024
Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in a Creation Unit or Creation Unit Aggregations. Except
when aggregated into at least a Creation Unit, Shares are not redeemable.
The consideration for the purchase of a Creation Unit or Creation Unit Aggregations of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of
Creation Unit Aggregations, APs are subject to standard creation and redemption transaction fees.
Expenses. For all Funds, a unitary investment management and advisory fee is charged. The Advisor covers all operating expenses including
Trustee expenses and Chief Compliance Officer's compensation through the investment management and advisory fee with the exception of 12b-1 fees, brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses, if applicable.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, futures contracts, net operating losses, sales of passive foreign investment companies, partnership investments, foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of Shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code (“IRC”). Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds each intend to qualify as a “regulated investment company” under the IRC and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the Statements of Operations. During the year ended June 30, 2024, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes.  Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the Statements of Operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards
Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting,
which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of)
reference rate reform. The guidance is applicable to contracts referencing London Inter-Bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through
December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of
Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31,
2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2024
Tracking Basket Structure. Principal Focused Blue Chip ETF and Principal Real Estate Active Opportunities ETF operate pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) and do not publicly disclose its complete portfolio holdings each business day. Instead, these Funds publish each business day on its website a “Tracking Basket” which is designed to closely track the daily performance of these Funds but is not these Funds’ actual portfolio. The Funds’ Tracking Basket structure may affect the price at which shares of the Funds trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Funds at or close to the Funds’ NAV, there is a risk that market prices will vary significantly from NAV.
3. Operating Policies
Contingent Convertible Securities (“CoCos”). As footnoted in the Schedules of Investments, certain of the Funds invest in contingent convertible securities. CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers”. Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Cross Trades. The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund’s sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended June 30, 2024, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the Statements of Assets and Liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading
Commission. As of June 30, 2024, deposits with counterparty for Principal Investment Grade Corporate Active ETF and Principal Spectrum Tax-
Advantaged Dividend Active ETF were $86,920 and $26,601 respectively.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the
Statements of Assets and Liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s cost basis in the contract. There is minimal counterparty credit risk to the
Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2024
Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Principal Investment
Grade Corporate Active ETF. The notional values of the futures contracts will vary in accordance with changing duration of this Fund.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the Schedules of Investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the
Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the Statements of Operations.
Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below investment grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, Secured Overnight Financing Rate (“SOFR”), or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the Schedule of
Investments.
In connection with the senior floating rate interests, the Fund may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of June 30, 2024, there were no unfunded loan commitments.
Underlying Funds. An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2024
The Advisor is the advisor to Principal Funds, Inc., Principal Variable Contracts Funds, Inc. (affiliates of the Advisor) and other asset allocation programs. The Advisor is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
As of June 30, 2024, series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in aggregate, of the outstanding Shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ Shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the
U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and Federal Home Loan
Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the
U.S. Government. FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where on the Statements of Assets and Liabilities and Statements of Operations
information about derivatives can be found:
Fund
Total Percentage of
Outstanding Shares Owned
Principal Active High Yield ETF 19 .59%
Principal U.S. Mega-Cap ETF 74 .05
Principal U.S. Small-Cap ETF 73 .55
Asset Derivatives June 30, 2024
Liability Derivatives June 30, 2024
Derivatives not accounted for as
hedging instruments Statement of Assets and Liabilities Location
Fair Value Statement of Assets and Liabilities Location Fair Value
Principal Investment Grade Corporate Active ETF
Interest Rate Contracts Receivables, Total distributable earnings
(accumulated loss)
$ 87,009
*
Payables, Total distributable earnings
(accumulated loss)
$ 83,376
*
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as shown in the Schedule of Investments. Only the portion of the unrealized appreciation
(depreciation) not yet cash settled is shown in the Statements of Assets and Liabilities as variation margin.
Derivatives not accounted for as
hedging instruments
Location of Gain or (Loss) on
Derivatives Recognized in
Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in
Statement of Operations
Net Change in Unrealized
Appreciation (Depreciation) of
Derivatives Recognized in
Statement of Operations
Principal Investment Grade Corporate Active ETF
Interest Rate Contracts Futures contracts
$ (8,890) $ (54,171)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2024
The following table includes a summary of the monthly average outstanding notional by derivative instrument type for the year ended June 30,
2024:
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, OTC derivatives, mortgage- backed securities and municipal bonds.
Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments).
Investments which are generally included in this category include certain corporate bonds and certain common stocks.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.
Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Contract Type Derivative Type
Average Notional
Principal Investment Grade Corporate Active ETF
Interest Rate Contracts
Futures — Long $ 3,103,060
Futures — Short $ 4,611,360
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2024
The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
During the period there were no significant purchases, sales, or transfers into or out of Level 3.
The following is a summary of the inputs used as of June 30, 2024, in valuing the Funds’ securities carried at fair value:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Active High Yield ETF
Bonds
*
$ — $ 189,136,289 $ — $ 189,136,289
Senior Floating Rate Interests
*
— 17,341,005 — 17,341,005
U.S. Government & Government Agency Obligations
*
— 1,531,375 — 1,531,375
Investment Companies
*
15,717,493 — — 15,717,493
Total investments in securities $ 15,717,493 $ 208,008,669 $ — $ 223,726,162
Principal Focused Blue Chip ETF
Common Stocks
*
47,516,204 — — 47,516,204
Investment Companies
*
36,254 — — 36,254
Total investments in securities $ 47,552,458 $ — $ — $ 47,552,458
Principal Healthcare Innovators ETF
Common Stocks
*
Basic Materials 11,098 — — 11,098
Consumer, Non-cyclical 15,618,458 — 3,797 15,622,255
Industrial 12,839 — — 12,839
Technology 14,114 — — 14,114
Investment Companies
*
92,645 — — 92,645
Total investments in securities $ 15,749,154 $ — $ 3,797 $ 15,752,951
Principal Investment Grade Corporate Active ETF
Bonds
*
— 79,106,013 — 79,106,013
Investment Companies
*
694,166 — — 694,166
Total investments in securities $ 694,166 $ 79,106,013 $ — $ 79,800,179
Derivative Assets
Interest Rate Contracts
Futures
**
87,009 — — 87,009
Derivative Liabilities
Interest Rate Contracts
Futures
**
(83,376) — — (83,376)
Principal Quality ETF
Common Stocks
*
53,032,907 — — 53,032,907
Investment Companies
*
170,138 — — 170,138
Total investments in securities $ 53,203,045 $ — $ — $ 53,203,045
Principal Real Estate Active Opportunities ETF
Common Stocks
*
10,177,517 — — 10,177,517
Investment Companies
*
74,223 — — 74,223
Total investments in securities $ 10,251,740 $ — $ — $ 10,251,740
Principal Spectrum Preferred Securities Active ETF
Bonds
*
— 882,612,349 — 882,612,349
Investment Companies
*
22,879,631 — — 22,879,631
Total investments in securities $ 22,879,631 $ 882,612,349 $ — $ 905,491,980
Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks
*
1,769,458 — — 1,769,458
Bonds
*
— 21,921,537 — 21,921,537
Investment Companies
*
289,141 — — 289,141
Total investments in securities $ 2,058,599 $ 21,921,537 $ — $ 23,980,136
Principal U.S. Mega-Cap ETF
Common Stocks
*
2,430,510,958 — — 2,430,510,958
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2024
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, which is also an affiliate of the Advisor. The management fee schedule for the Funds is as follows:
The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, and other extraordinary expenses) for Principal U.S. Mega-Cap ETF. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal U.S. Mega-Cap ETF (continued)
Investment Companies
*
$ 9,731,766 $ — $ — $ 9,731,766
Total investments in securities $ 2,440,242,724 $ — $ — $ 2,440,242,724
Principal U.S. Small-Cap ETF
Common Stocks
*
Basic Materials 15,547,986 — — 15,547,986
Communications 20,629,341 — — 20,629,341
Consumer, Cyclical 67,959,951 — — 67,959,951
Consumer, Non-cyclical 133,170,071 — 3,863 133,173,934
Energy 43,534,531 — — 43,534,531
Financial 117,931,936 — — 117,931,936
Government 426,002 — — 426,002
Industrial 95,213,285 — — 95,213,285
Technology 70,163,513 — — 70,163,513
Utilities 15,329,749 — — 15,329,749
Investment Companies
*
3,957,957 — — 3,957,957
Total investments in securities $ 583,864,322 $ — $ 3,863 $ 583,868,185
Principal Value ETF
Common Stocks
*
68,015,248 — — 68,015,248
Investment Companies
*
372,039 — — 372,039
Total investments in securities $ 68,387,287 $ — $ — $ 68,387,287
* For additional detail regarding sector and/or sub-industry classifications, please see the Schedules of Investments.
** Futures are presented at the unrealized appreciation (depreciation) of the instrument.
Fund
First
$500 Million
Next
$500 Million
Next
$500 Million
Over
$1.5 Billion
Principal Healthcare Innovators ETF 0 .42% 0 .40% 0 .38% 0 .37%
Fund All Assets
Principal Active High Yield ETF 0 .39%
Principal Focused Blue Chip ETF 0 .58
Principal Investment Grade Corporate Active ETF 0 .19
Principal Quality ETF 0 .15
Principal Real Estate Active Opportunities ETF 0 .65
Principal Spectrum Preferred Securities Active ETF 0 .55
Principal Spectrum Tax-Advantaged Dividend Active ETF 0 .60
Principal U.S. Mega-Cap ETF 0 .15
Principal U.S. Small-Cap ETF 0 .38
Principal Value ETF 0 .15
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2024
The limit is expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expenses borne by the Advisor are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limit. Any amount outstanding at the end of the period are shown as an expense reimbursement from Advisor or expense reimbursement to Advisor on the Statements of Assets and Liabilities. The expense limit for Principal
U.S. Mega-Cap ETF is 0.12% through October 31, 2024. No other Funds had expense limitation agreements in place during the year.
Affiliated Ownership.  At June 30, 2024, Principal Financial Services, Inc. (an affiliate of the Advisor) owned Shares of the Funds as follows:
Affiliated Brokerage Commissions.  There were no Funds that paid brokerage commissions to any member of the Principal Financial Group during the year ended June 30, 2024.
6. Investment Transactions
For the period ended June 30, 2024, the cost of investment securities purchased and proceeds from investment securities sold (not including short-
term investments and in-kind transactions) by the Funds were as follows:
For the period ended June 30, 2024, in-kind transactions were as follows:
Unsettled in-kind purchases and sales at the end of the period are included in investment securities purchased and investment securities sold, respectively, on the Statements of Assets and Liabilities.
Fund Shares
Principal Focused Blue Chip ETF 198,099
Principal Real Estate Active Opportunities ETF 199,204
Principal Spectrum Tax-Advantaged Dividend Active ETF 995,521
Non-U.S. Government U.S. Government
Fund Purchases Sales Purchases Sales
Principal Active High Yield ETF $ 94,799,788 $ 57,171,589 $ — $ 1,468,794
Principal Focused Blue Chip ETF 5,034,093 4,366,069 — —
Principal Healthcare Innovators ETF 18,776,865 18,589,925 — —
Principal Investment Grade Corporate Active ETF 68,587,104 61,635,061 17,470,267 19,596,373
Principal Quality ETF 24,087,012 24,121,144 — —
Principal Real Estate Active Opportunities ETF 2,279,333 2,081,160 — —
Principal Spectrum Preferred Securities Active ETF 290,080,736 47,782,896 — —
Principal Spectrum Tax-Advantaged Dividend Active ETF 6,213,375 3,451,981 — —
Principal U.S. Mega-Cap ETF 9,332,963 9,647,590 — —
Principal U.S. Small-Cap ETF 234,737,384 233,350,682 — —
Principal Value ETF 25,367,861 25,430,552 — —
Fund Purchases Sales
Principal Active High Yield ETF $ 72,042,866 $ —
Principal Focused Blue Chip ETF 52,983,436 14,369,163
Principal Healthcare Innovators ETF 1,778,616 39,076,030
Principal Investment Grade Corporate Active ETF 27,980,048 —
Principal Quality ETF 26,747,658 17,916,471
Principal Real Estate Active Opportunities ETF 5,705,146 1,608,088
Principal Spectrum Preferred Securities Active ETF 31,435,257 —
Principal U.S. Mega-Cap ETF 676,759,223 164,000,115
Principal U.S. Small-Cap ETF 335,749,388 13,807,791
Principal Value ETF 26,107,546 1,643,629
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2024
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2024, and June 30,
2023 was as follows:
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of June 30, 2024, the components of distributable earnings (accumulated loss) on a federal income tax basis were:
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of June 30, 2024, the Funds had approximate net capital loss carryforwards as follows:
Ordinary Income Long-Term Capital Gain
*
Section 1250 Gain
**
Fund
Period ended
June 30,
2024
Period ended
June 30,
2023
Period ended
June 30,
2024
Period ended
June 30,
2023
Period ended
June 30,
2024
Period ended
June 30,
2023
Principal Active High Yield ETF $ 9,781,816 $ 11,723,824 $ — $ — $ — $ —
Principal Focused Blue Chip ETF 56,457 N/A — N/A — N/A
Principal Investment Grade Corporate Active ETF 3,265,121 4,589,877 — — — —
Principal Quality ETF 365,717 527,129 — — — —
Principal Real Estate Active Opportunities ETF 185,133 125,835 — 1,790 — 1,013
Principal Spectrum Preferred Securities Active ETF 35,097,696 20,075,762 — — — —
Principal Spectrum Tax-Advantaged Dividend Active ETF 1,128,933 1,148,780 — — — —
Principal U.S. Mega-Cap ETF 24,799,821 19,885,169 — — — —
Principal U.S. Small-Cap ETF 3,309,240 6,213,838 — — — —
Principal Value ETF 1,265,935 4,060,672 — — — —
* The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
** Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation/
(Depreciation)
Late Year
Ordinary and
Post October
Capital Loss
Deferrals
Capital Loss
Carryforward
Other
Temporary
Differences
*
Principal Active High Yield ETF $ 1,362,903 $ — $ (551,725) $ — $ (18,117,048) $ (15,264)
Principal Focused Blue Chip ETF 143,660 78 6,470,012 — — —
Principal Healthcare Innovators ETF — — (15,062,304) — (25,796,375) —
Principal Investment Grade Corporate Active ETF 347,797 — (1,283,444) — (19,379,395) —
Principal Quality ETF 84,720 — 6,017,429 — (9,917,477) —
Principal Real Estate Active Opportunities ETF 60,123 — 45,848 — (182,455) —
Principal Spectrum Preferred Securities Active ETF 3,638,221 — 12,663,712 — (19,956,637) 765,810
Principal Spectrum Tax-Advantaged Dividend Active ETF 108,223 — (496,772) — (1,384,110) 38,881
Principal U.S. Mega-Cap ETF 7,213,547 — 599,146,236 — (92,893,170) —
Principal U.S. Small-Cap ETF 1,144,162 — 43,063,953 — (162,170,688) —
Principal Value ETF 396,380 — 6,948,297 — (28,717,830) —
* Represents book-to-tax accounting differences.
Fund
No Expiration
Short-Term
No Expiration
Long-Term Total
Annual
Limitations
*
Principal Active High Yield ETF $ 8,539,534 $ 9,577,514 $ 18,117,048 $ 6,296,672
**
Principal Healthcare Innovators ETF 7,014,791 18,781,584 25,796,375 —
Principal Investment Grade Corporate Active ETF 6,857,060 12,522,335 19,379,395 473,238
Principal Quality ETF 9,148,326 769,151 9,917,477 —
Principal Real Estate Active Opportunities ETF 25,849 156,606 182,455 —
Principal Spectrum Preferred Securities Active ETF 5,319,301 14,637,336 19,956,637 —
Principal Spectrum Tax-Advantaged Dividend Active ETF 404,736 979,374 1,384,110 —
Principal U.S. Mega-Cap ETF 80,564,447 12,328,723 92,893,170 —

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2024
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended June 30, 2024, the Funds utilized capital loss carryforwards as follows:
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.
As of June 30, 2024, the Funds do not plan to defer late-year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income and net realized gains on investments or from tax return of capital depending on the type of book and tax differences that exist. For the period ended June 30, 2024, the Funds recorded reclassifications as follows:
Fund
No Expiration
Short-Term
No Expiration
Long-Term Total
Annual
Limitations
*
Principal U.S. Small-Cap ETF $ 118,764,043 $ 43,406,645 $ 162,170,688 $ —
Principal Value ETF 25,939,628 2,778,202 28,717,830 230,798
* In accordance with IRC Sections 381-384, a portion of certain Funds’ losses have been subjected to an annual limitation.
** Certain losses are subject to an annual limit of $1,874,152 and certain losses are subject to an additional limit of $6,296,672.
Fund
Short-Term
Utilized
Long-Term
Utilized
Principal Active High Yield ETF $ 392,463 $ —
Principal Healthcare Innovators ETF 783,936 —
Principal Quality ETF 2,387,497 356,215
Principal Real Estate Active Opportunities ETF 26,954 —
Principal Spectrum Preferred Securities Active ETF 86,546 —
Principal Spectrum Tax-Advantaged Dividend Active ETF 5,658 —
Principal U.S. Mega-Cap ETF — 288,342
Principal U.S. Small-Cap ETF 17,745,383 —
Principal Value ETF 265,405 —
Fund
Total
Distributable Earnings
(Accumulated Loss) Paid In Capital
Principal Active High Yield ETF $ (139,833) $ 139,833
Principal Focused Blue Chip ETF (1,613,702) 1,613,702
Principal Healthcare Innovators ETF 6,707,892 (6,707,892)
Principal Investment Grade Corporate Active ETF (15,375) 15,375
Principal Quality ETF (2,622,927) 2,622,927
Principal Real Estate Active Opportunities ETF (171,168) 171,168
Principal Spectrum Preferred Securities Active ETF (824,897) 824,897
Principal Spectrum Tax-Advantaged Dividend Active ETF (9,645) 9,645
Principal U.S. Mega-Cap ETF (60,012,040) 60,012,040
Principal U.S. Small-Cap ETF (2,881,953) 2,881,953
Principal Value ETF (167,480) 167,480
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2024
Federal Income Tax Basis. As of June 30, 2024, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:
8. Subsequent Events
Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On June 12, 2024, the Board of Trustees approved a Plan of Liquidation and Termination (the
“Plan”) for the Principal Healthcare Innovators ETF. Pursuant to the Plan, Principal Healthcare Innovators ETF will liquidate on or about August
7, 2024. There were no additional items requiring adjustment of the financial statements or additional disclosure.
Fund
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Cost for Federal
Income Tax Purposes
Principal Active High Yield ETF $ 2,614,826 $ (3,166,551) $ (551,725) $ 224,277,887
Principal Focused Blue Chip ETF 6,693,275 (223,263) 6,470,012 41,082,446
Principal Healthcare Innovators ETF 1,660,382 (16,722,685) (15,062,303) 30,815,254
Principal Investment Grade Corporate Active ETF 312,175 (1,595,619) (1,283,444) 81,087,256
Principal Quality ETF 7,830,640 (1,813,211) 6,017,429 47,185,616
Principal Real Estate Active Opportunities ETF 467,452 (421,604) 45,848 10,205,892
Principal Spectrum Preferred Securities Active ETF 25,251,817 (12,588,105) 12,663,712 892,828,268
Principal Spectrum Tax-Advantaged Dividend Active ETF 502,467 (999,240) (496,773) 24,476,909
Principal U.S. Mega-Cap ETF 637,239,553 (38,093,317) 599,146,236 1,841,096,488
Principal U.S. Small-Cap ETF 72,743,372 (29,679,419) 43,063,953 540,804,232
Principal Value ETF 8,807,430 (1,859,133) 6,948,297 61,438,990
7. Federal Tax Information (continued)

Schedule of Investments
Principal Active High Yield ETF
June 30, 2024
See accompanying notes.
BONDS - 88 .80%
Principal
Amount Value
Aerospace & Defense - 1 .42% — —
Bombardier, Inc.
7.00%, 06/01/2032
(a)
$ 95,000 $ 96,320
7.25%, 07/01/2031
(a)
376,000 386,047
7.50%, 02/01/2029
(a),(b)
1,050,000 1,088,046
8.75%, 11/15/2030
(a)
1,348,000 1,456,895
$ 3,027,308
Airlines - 0 .05%
United Airlines Pass-Through Trust , Class B
3.65%, 07/07/2027 107,917 104,295
Auto Parts & Equipment - 1 .11%
Dana, Inc.
4.25%, 09/01/2030 2,195,000 1,916,109
Phinia, Inc.
6.75%, 04/15/2029
(a)
431,000 437,396
$ 2,353,505
Banks - 2 .92%
Barclays PLC
(5-year Treasury Constant Maturity Rate +
5.43%),
8.00%, 03/15/2029
(c),(d)
3,032,000 3,078,511
JPMorgan Chase & Co.
(3-month Term Secured Overnight Financing
Rate + 3.13%),
4.60%, 02/01/2025
(c),(d)
3,182,000 3,137,651
$ 6,216,162
Building Materials - 2 .88%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(a)
2,881,000 3,033,932
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(a)
3,162,000 3,089,165
$ 6,123,097
Chemicals - 4 .36%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(a)
2,039,000 1,733,601
12.00%, 02/15/2031
(a)
1,045,000 1,077,834
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%, 11/01/2026
(a),(e)
2,329,582 1,905,552
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029
(a),(b)
3,420,000 3,121,816
7.25%, 06/15/2031
(a)
200,000 198,802
Tronox, Inc.
4.63%, 03/15/2029
(a)
1,383,000 1,248,418
$ 9,286,023
Commercial Services - 3 .38%
Albion Financing 1 SARL/Aggreko Holdings,
Inc.
6.13%, 10/15/2026
(a)
1,762,000 1,739,320
Garda World Security Corp.
6.00%, 06/01/2029
(a)
1,392,000 1,269,959
9.50%, 11/01/2027
(a)
1,817,000 1,825,407
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026
(a)
2,427,000 2,372,617
$ 7,207,303
Computers - 3 .21%
McAfee Corp.
7.38%, 02/15/2030
(a)
713,000 658,707
NCR Atleos Corp.
9.50%, 04/01/2029
(a)
1,885,000 2,037,197
NCR Voyix Corp.
5.25%, 10/01/2030
(a)
1,344,000 1,228,414
Seagate HDD Cayman
5.75%, 12/01/2034 1,110,000 1,077,499
9.63%, 12/01/2032 1,601,951 1,827,250
$ 6,829,067
Distribution & Wholesale - 0 .98%
Verde Purchaser LLC
10.50%, 11/30/2030
(a)
1,980,000 2,092,670
BONDS (continued)
Principal
Amount Value
Diversified Financial Services - 9 .02%
AerCap Holdings NV
(5-year Treasury Constant Maturity Rate +
4.54%),
5.88%, 10/10/2079
(d)
$ 3,017,000 $ 3,002,598
Credit Acceptance Corp.
9.25%, 12/15/2028
(a)
2,911,000 3,076,665
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(a)
3,490,000 3,396,119
Global Aircraft Leasing Co. Ltd.
6.50%, PIK 7.25%, 09/15/2024
(a),(e)
3,174,334 3,055,827
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029
(a)
1,622,000 1,714,770
8.38%, 05/01/2028
(a)
1,731,000 1,824,424
OneMain Finance Corp.
3.50%, 01/15/2027 226,000 211,750
4.00%, 09/15/2030 2,852,000 2,447,705
6.63%, 01/15/2028 436,000 437,546
7.50%, 05/15/2031 50,000 50,594
$ 19,217,998
Electric - 4 .58%
Clearway Energy Operating LLC
3.75%, 02/15/2031
(a)
3,301,000 2,880,272
GenOn Energy, Inc.
0.00%, 10/15/2020
(f),(g),(h)
3,100,000 —
NextEra Energy Operating Partners LP
7.25%, 01/15/2029
(a)
1,578,000 1,618,192
NRG Energy, Inc.
3.63%, 02/15/2031
(a)
1,707,000 1,463,917
3.88%, 02/15/2032
(a)
207,000 177,730
(5-year Treasury Constant Maturity Rate +
5.92%),
10.25%, 03/15/2028
(a),(c),(d)
415,000 453,890
Vistra Corp.
(5-year Treasury Constant Maturity Rate +
5.74%),
7.00%, 12/15/2026
(a),(c),(d)
1,261,000 1,250,043
Vistra Operations Co. LLC
4.38%, 05/01/2029
(a)
2,055,000 1,913,477
$ 9,757,521
Entertainment - 6 .44%
Caesars Entertainment, Inc.
6.50%, 02/15/2032
(a)
2,997,000 3,011,697
CCM Merger, Inc.
6.38%, 05/01/2026
(a)
2,841,000 2,812,175
Churchill Downs, Inc.
5.75%, 04/01/2030
(a)
3,075,000 2,986,855
Cinemark USA, Inc.
5.25%, 07/15/2028
(a),(b)
2,437,000 2,329,576
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(a)
2,166,000 1,400,227
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
7.13%, 02/15/2031
(a)
1,132,000 1,173,798
$ 13,714,328
Food - 2 .17%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029
(a)
2,611,000 2,689,085
Fiesta Purchaser, Inc.
7.88%, 03/01/2031
(a)
482,000 498,044
Pilgrim's Pride Corp.
3.50%, 03/01/2032 1,369,000 1,164,252
4.25%, 04/15/2031 307,000 279,411
$ 4,630,792
Forest Products & Paper - 0 .35%
Mercer International, Inc.
5.13%, 02/01/2029 774,000 681,194
12.88%, 10/01/2028
(a)
55,000 59,163
$ 740,357

Schedule of Investments
Principal Active High Yield ETF
June 30, 2024
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Healthcare - Services - 1 .41%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029
(a)
$ 3,160,000 $ 3,002,917
Home Builders - 2 .29%
Adams Homes, Inc.
9.25%, 10/15/2028
(a)
2,065,000 2,117,895
Forestar Group, Inc.
3.85%, 05/15/2026
(a)
454,000 434,390
5.00%, 03/01/2028
(a)
2,435,000 2,334,505
$ 4,886,790
Household Products & Wares - 1 .77%
Kronos Acquisition Holdings, Inc.
10.75%, 06/30/2032
(a)
1,595,000 1,529,720
Kronos Acquisition Holdings, Inc./KIK Custom
Products, Inc.
5.00%, 12/31/2026
(a)
678,000 693,890
7.00%, 12/31/2027
(a)
1,492,000 1,543,031
$ 3,766,641
Insurance - 1 .10%
Acrisure LLC/Acrisure Finance, Inc.
6.00%, 08/01/2029
(a)
2,530,000 2,334,262
Investment Companies - 2 .54%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(a)
2,699,000 2,559,924
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
4.38%, 02/01/2029 3,330,000 2,847,288
$ 5,407,212
Iron & Steel - 1 .03%
TMS International Corp.
6.25%, 04/15/2029
(a)
2,407,000 2,197,388
Lodging - 0 .38%
Wynn Macau Ltd.
5.63%, 08/26/2028
(a)
868,000 814,006
Machinery - Diversified - 1 .21%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(a)
2,497,000 2,574,766
Media - 3 .29%
CSC Holdings LLC
4.50%, 11/15/2031
(a)
1,444,000 931,699
Directv Financing LLC
8.88%, 02/01/2030
(a)
174,000 170,297
Directv Financing LLC/Directv Financing Co.-
Obligor, Inc.
5.88%, 08/15/2027
(a)
2,828,000 2,659,978
DISH DBS Corp.
5.25%, 12/01/2026
(a)
284 224
DISH Network Corp.
11.75%, 11/15/2027
(a)
1,982,000 1,943,350
Scripps Escrow II, Inc.
5.38%, 01/15/2031
(a)
832,000 369,110
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(a)
973,000 941,113
$ 7,015,771
Mining - 0 .88%
Taseko Mines Ltd.
8.25%, 05/01/2030
(a)
1,836,000 1,878,263
Oil & Gas - 6 .84%
Aethon United BR LP/Aethon United Finance
Corp.
8.25%, 02/15/2026
(a)
2,388,000 2,414,106
Civitas Resources, Inc.
8.63%, 11/01/2030
(a)
1,971,000 2,113,345
Comstock Resources, Inc.
5.88%, 01/15/2030
(a)
2,923,000 2,719,909
Diamond Foreign Asset Co./Diamond Finance
LLC
8.50%, 10/01/2030
(a)
1,980,000 2,078,337
Transocean, Inc.
8.50%, 05/15/2031
(a)
3,153,000 3,154,353
BONDS (continued)
Principal
Amount Value
Oil & Gas (continued)
Vital Energy, Inc.
9.75%, 10/15/2030 $ 1,915,000 $ 2,090,967
$ 14,571,017
Oil & Gas Services - 0 .98%
Archrock Partners LP/Archrock Partners Finance
Corp.
6.25%, 04/01/2028
(a)
2,112,000 2,091,689
Packaging & Containers - 1 .40%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029
(a)
249,000 244,726
8.75%, 04/15/2030
(a)
909,000 889,597
LABL, Inc.
5.88%, 11/01/2028
(a)
496,000 452,281
8.25%, 11/01/2029
(a)
857,000 732,985
9.50%, 11/01/2028
(a)
656,000 661,168
$ 2,980,757
Pharmaceuticals - 7 .02%
AdaptHealth LLC
5.13%, 03/01/2030
(a)
3,605,000 3,153,497
Bausch Health Cos., Inc.
5.50%, 11/01/2025
(a),(b)
3,120,000 2,906,374
BellRing Brands, Inc.
7.00%, 03/15/2030
(a)
1,786,000 1,830,271
Endo Finance Holdings, Inc.
8.50%, 04/15/2031
(a)
1,472,000 1,519,070
Jazz Securities DAC
4.38%, 01/15/2029
(a)
2,871,000 2,665,318
Owens & Minor, Inc.
4.50%, 03/31/2029
(a),(b)
3,344,000 2,883,636
$ 14,958,166
Pipelines - 5 .16%
DT Midstream, Inc.
4.13%, 06/15/2029
(a)
2,256,000 2,084,197
Genesis Energy LP/Genesis Energy Finance
Corp.
8.25%, 01/15/2029 2,021,000 2,086,357
Hess Midstream Operations LP
4.25%, 02/15/2030
(a)
2,859,000 2,624,303
NGL Energy Operating LLC/NGL Energy
Finance Corp.
8.13%, 02/15/2029
(a)
442,000 450,359
8.38%, 02/15/2032
(a)
1,628,000 1,653,063
Venture Global LNG, Inc.
8.38%, 06/01/2031
(a)
189,000 196,037
9.50%, 02/01/2029
(a)
1,733,000 1,897,802
$ 10,992,118
REITs - 2 .38%
CBL & Associates LP
0.00%, 12/15/2026
(f),(g),(h)
6,000,000 —
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026
(a)
1,497,000 1,411,592
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.75%, 06/15/2029
(a)
3,883,000 3,586,945
7.00%, 07/15/2031
(a)
65,000 65,569
$ 5,064,106
Retail - 3 .35%
Bath & Body Works, Inc.
5.25%, 02/01/2028 344,000 333,940
6.63%, 10/01/2030
(a)
567,000 568,770
6.75%, 07/01/2036 297,000 295,687
9.38%, 07/01/2025
(a)
30,000 30,980
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.63%, 01/15/2029
(a)
1,271,000 1,157,450
6.75%, 01/15/2030
(a)
915,000 803,513
Park River Holdings, Inc.
5.63%, 02/01/2029
(a)
1,070,000 845,975

Schedule of Investments
Principal Active High Yield ETF
June 30, 2024
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Retail (continued)
Victra Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026
(a)
$ 3,124,000 $ 3,107,132
$ 7,143,447
Software - 0 .94%
Cloud Software Group, Inc.
6.50%, 03/31/2029
(a)
80,000 76,825
9.00%, 09/30/2029
(a)
1,981,000 1,922,007
$ 1,998,832
Telecommunications - 0 .97%
Frontier Communications Holdings LLC
8.63%, 03/15/2031
(a)
1,627,000 1,676,016
Level 3 Financing, Inc.
10.50%, 05/15/2030
(a)
387,000 383,290
$ 2,059,306
Transportation - 0 .99%
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027
(a)
2,107,000 2,098,409
TOTAL BONDS a $ 189,136,289
SENIOR FLOATING RATE INTERESTS
- 8 .14%
Principal
Amount Value
Airlines - 2 .42% – —
American Airlines, Inc., 2021 Term Loan
(3-month Term Secured Overnight Financing
Rate + 4.75%),
10.34%, 04/20/2028 $ 2,359,000 $ 2,433,945
United Airlines, Inc., 2024 Term Loan B
(1-month Term Secured Overnight Financing
Rate + 2.75%),
8.09%, 02/22/2031 1,144,405 1,145,423
WestJet Loyalty LP, Term Loan B
(3-month Term Secured Overnight Financing
Rate + 3.75%),
9.05%, 02/14/2031 1,560,000 1,566,240
$ 5,145,608
Building Materials - 0 .71%
MI Windows and Doors LLC, 2024 Term Loan
B2
(1-month Term Secured Overnight Financing
Rate + 3.50%),
0.00%, 03/28/2031
(i)
1,505,000 1,512,841
Food - 1 .49%
Fiesta Purchaser, Inc., 2024 Term Loan B
(1-month Term Secured Overnight Financing
Rate + 4.00%),
9.34%, 02/12/2031 3,165,000 3,184,433
Forest Products & Paper - 0 .55%
Spectrum Group Buyer, Inc., 2022 Term Loan B
(3-month Term Secured Overnight Financing
Rate + 6.50%),
11.83%, 05/19/2028 1,376,377 1,163,190
Healthcare - Services - 1 .41%
Star Parent, Inc., Term Loan B
(3-month Term Secured Overnight Financing
Rate + 3.75%),
9.08%, 09/27/2030 3,012,450 3,007,992
Household Products & Wares - 0 .50%
Kronos Acquisition Holdings, Inc., 2024 Term
Loan
(3-month Term Secured Overnight Financing
Rate + 4.00%),
0.00%, 06/27/2031
(i)
1,065,000 1,057,013
Mining - 0 .42%
Arsenal AIC Parent LLC
(1-month Term Secured Overnight Financing
Rate + 4.50%),
9.09%, 08/18/2030 898,224 902,490
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount Value
Pharmaceuticals - 0 .64%
Endo Luxembourg Finance Co. I SARL, 2024
Term Loan B
(3-month Term Secured Overnight Financing
Rate + 4.50%),
9.83%, 04/23/2031 $ 1,370,000 $ 1,367,438
TOTAL SENIOR FLOATING RATE
INTERESTS a $ 17,341,005
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0 .72%
Principal
Amount Value
U.S. Treasury - 0 .72% – –
3.50%, 04/30/2028 $ 1,583,200 $ 1,531,375
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS a $ 1,531,375
INVESTMENT COMPANIES - 7 .38 % Shares Held Value
Money Market Funds - 7 .38% - —
Principal Government Money Market Fund,
Class R-6 5.23%
(j),(k),(l)
7,350,220 $ 7,350,220
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(j)
8,367,273 8,367,273
TOTAL INVESTMENT COMPANIES a $ 15,717,493
Total Investments $ 223,726,162
Other Assets and Liabilities - (5.04%) (10,734,908)
TOTAL NET ASSETS - 100.00% $ 212,991,254
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $162,065,685 or 76.09% of net assets.
(b)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $7,200,233 or 3.38% of net assets.
(c)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e)
Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)
Security is defaulted.
(g)
Non-income producing security.
(h)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(i)
This Senior Floating Rate Interest will settle after June 30, 2024, at which time the interest rate will be determined.
(j)
1-day yield shown as of period end.
(k)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(l)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,350,220 or 3.45% of net assets.

Schedule of Investments
Principal Active High Yield ETF
June 30, 2024
See accompanying notes.
Affiliated Securities
June 30, 2023
Value
Purchases
Cost
Sales
Proceeds
June 30, 2024
Value
Principal Government Money Market Fund, Class R-6 5.23% $ 3,219,013 $ 38,509,515 $ 34,378,308 $ 7,350,220
$ 3,219,013 $ 38,509,515 $ 34,378,308 $ 7,350,220
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 5.23% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Focused Blue Chip ETF
June 30, 2024
See accompanying notes.
COMMON STOCKS - 99 .94 % Shares Held Value
Aerospace & Defense - 4 .55% - —
TransDigm Group, Inc. 1,694 $ 2,164,271
Commercial Services - 1 .59%
Moody's Corp. 1,792 754,307
Distribution & Wholesale - 2 .02%
Copart, Inc.
(a)
17,745 961,069
Diversified Financial Services - 12 .70%
Charles Schwab Corp. 14,914 1,099,013
Mastercard, Inc., Class A 6,863 3,027,681
Visa, Inc., Class A 7,275 1,909,469
$ 6,036,163
Healthcare - Products - 5 .77%
Danaher Corp. 8,173 2,042,024
Thermo Fisher Scientific, Inc. 1,268 701,204
$ 2,743,228
Insurance - 4 .23%
Progressive Corp. 9,673 2,009,179
Internet - 27 .52%
Alphabet, Inc., Class C 33,577 6,158,694
Amazon.com, Inc.
(a)
30,180 5,832,285
Netflix, Inc.
(a)
1,623 1,095,330
$ 13,086,309
Lodging - 2 .82%
Hilton Worldwide Holdings, Inc. 6,155 1,343,021
Pharmaceuticals - 1 .53%
Zoetis, Inc. 4,202 728,459
Private Equity - 4 .44%
Brookfield Corp., Class A 50,834 2,111,644
Real Estate - 2 .59%
CoStar Group, Inc.
(a)
16,637 1,233,467
REITs - 2 .73%
American Tower Corp. 6,674 1,297,292
Retail - 2 .35%
O'Reilly Automotive, Inc.
(a)
1,057 1,116,255
Software - 25 .10%
Adobe, Inc.
(a)
3,144 1,746,618
Cadence Design Systems, Inc.
(a)
917 282,207
Intuit, Inc. 2,872 1,887,507
Microsoft Corp. 15,199 6,793,193
Roper Technologies, Inc. 2,168 1,222,015
$ 11,931,540
TOTAL COMMON STOCKS a $ 47,516,204
INVESTMENT COMPANIES - 0 .08 % Shares Held Value
Money Market Funds - 0 .08% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(b)
36,254 $ 36,254
TOTAL INVESTMENT COMPANIES a $ 36,254
Total Investments $ 47,552,458
Other Assets and Liabilities - (0.02%) (8,469)
TOTAL NET ASSETS - 100.00% $ 47,543,989
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.
Affiliated Securities
June 30, 2023
Value
Purchases
Cost
Sales
Proceeds
June 30, 2024
Value
Principal Government Money Market Fund, Class R-6 5.23% $ — $ 142,950 $ 142,950 $ —
$ — $ 142,950 $ 142,950 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 5.23% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Healthcare Innovators ETF
June 30, 2024
See accompanying notes.
COMMON STOCKS - 99 .67 % Shares Held Value
Biotechnology - 66 .97% - —
2seventy bio, Inc.
(a)
2,510 $ 9,663
4D Molecular Therapeutics, Inc.
(a)
1,768 37,111
89bio, Inc.
(a)
3,429 27,466
Actinium Pharmaceuticals, Inc.
(a)
1,473 10,900
Adicet Bio, Inc.
(a)
4,590 5,554
ADMA Biologics, Inc.
(a)
8,409 94,013
Aerovate Therapeutics, Inc.
(a)
1,064 1,766
Agenus, Inc.
(a)
1,064 17,822
Akero Therapeutics, Inc.
(a)
2,424 56,867
Aldeyra Therapeutics, Inc.
(a)
3,300 10,923
Allakos, Inc.
(a)
6,427 6,427
Allogene Therapeutics, Inc.
(a)
6,525 15,203
Alnylam Pharmaceuticals, Inc.
(a)
3,361 816,723
Altimmune, Inc.
(a)
2,195 14,597
ALX Oncology Holdings, Inc.
(a)
2,032 12,253
Amicus Therapeutics, Inc.
(a)
10,235 101,531
AnaptysBio, Inc.
(a)
1,070 26,814
Anavex Life Sciences Corp.
(a)
3,558 15,015
Annexon, Inc.
(a)
3,181 15,587
Apellis Pharmaceuticals, Inc.
(a)
4,082 156,586
Apogee Therapeutics, Inc.
(a)
1,557 61,268
Arbutus Biopharma Corp.
(a)
7,600 23,484
Arcellx, Inc.
(a)
1,824 100,667
Arcturus Therapeutics Holdings, Inc.
(a)
1,014 24,691
Arcus Biosciences, Inc.
(a)
3,203 48,782
Arcutis Biotherapeutics, Inc.
(a)
4,203 39,088
Ardelyx, Inc.
(a)
8,202 60,777
ArriVent Biopharma, Inc.
(a)
1,300 24,115
Arrowhead Pharmaceuticals, Inc.
(a)
4,289 111,471
ARS Pharmaceuticals, Inc.
(a)
3,583 30,491
Astria Therapeutics, Inc.
(a)
2,115 19,246
Atara Biotherapeutics, Inc.
(a)
426 3,621
Atea Pharmaceuticals, Inc.
(a)
3,859 12,773
Aura Biosciences, Inc.
(a)
2,182 16,496
Aurinia Pharmaceuticals, Inc.
(a)
5,621 32,096
Avid Bioservices, Inc.
(a)
2,737 19,542
Avidity Biosciences, Inc.
(a)
2,870 117,239
Axsome Therapeutics, Inc.
(a)
1,633 131,456
Beam Therapeutics, Inc.
(a)
2,903 68,017
BioAtla, Inc.
(a)
2,870 3,932
BioCryst Pharmaceuticals, Inc.
(a)
7,610 47,030
Biohaven Ltd.
(a)
2,806 97,396
Biomea Fusion, Inc.
(a)
1,473 6,628
Bluebird Bio, Inc.
(a)
9,793 9,638
Blueprint Medicines Corp.
(a)
2,098 226,122
Bridgebio Pharma, Inc.
(a)
6,268 158,768
Cabaletta Bio, Inc.
(a)
1,838 13,748
Cargo Therapeutics, Inc.
(a)
1,488 24,433
Caribou Biosciences, Inc.
(a)
3,816 6,258
Cassava Sciences, Inc.
(a)
1,629 20,118
Celcuity, Inc.
(a)
1,000 16,380
Celldex Therapeutics, Inc.
(a)
2,286 84,605
Cerevel Therapeutics Holdings, Inc.
(a)
6,137 250,942
CG oncology, Inc.
(a)
2,352 74,253
Chinook Therapeutics, Inc.
(a),(b)
9,493 3,797
Cogent Biosciences, Inc.
(a)
4,053 34,167
Crinetics Pharmaceuticals, Inc.
(a)
2,694 120,664
Cullinan Therapeutics, Inc.
(a)
1,666 29,055
Cytek Biosciences, Inc.
(a)
4,934 27,532
Cytokinetics, Inc.
(a)
3,486 188,871
Day One Biopharmaceuticals, Inc.
(a)
3,128 43,104
Denali Therapeutics, Inc.
(a)
4,869 113,058
Disc Medicine, Inc.
(a)
871 39,256
Dyne Therapeutics, Inc.
(a)
2,870 101,282
Edgewise Therapeutics, Inc.
(a)
3,279 59,055
Editas Medicine, Inc.
(a)
3,279 15,313
Emergent BioSolutions, Inc.
(a)
3,472 23,679
Entrada Therapeutics, Inc.
(a)
1,408 20,064
Erasca, Inc.
(a)
7,127 16,820
Evolus, Inc.
(a)
2,333 25,313
COMMON STOCKS (continued) Shares Held Value
Biotechnology (continued)
EyePoint Pharmaceuticals, Inc.
(a)
1,838 $ 15,991
Fate Therapeutics, Inc.
(a)
3,852 12,635
FibroGen, Inc.
(a)
5,128 4,576
Genelux Corp.
(a)
1,568 3,058
Geron Corp.
(a)
19,826 84,062
HilleVax, Inc.
(a)
1,890 27,329
Humacyte, Inc.
(a)
5,322 25,546
Ideaya Biosciences, Inc.
(a)
2,591 90,970
IGM Biosciences, Inc.
(a)
1,557 10,697
Illumina, Inc.
(a)
3,675 383,596
ImmunityBio, Inc.
(a)
23,252 146,953
Immunovant, Inc.
(a)
4,977 131,393
Inozyme Pharma, Inc.
(a)
2,600 11,596
Insmed, Inc.
(a)
5,106 342,102
Intellia Therapeutics, Inc.
(a)
3,413 76,383
Intra-Cellular Therapies, Inc.
(a)
3,279 224,579
Ionis Pharmaceuticals, Inc.
(a)
4,948 235,822
Iovance Biotherapeutics, Inc.
(a)
9,621 77,160
iTeos Therapeutics, Inc.
(a)
1,494 22,171
Janux Therapeutics, Inc.
(a)
1,860 77,915
Karyopharm Therapeutics, Inc.
(a)
6,590 5,717
Keros Therapeutics, Inc.
(a)
1,285 58,725
Kiniksa Pharmaceuticals International PLC
(a)
1,537 28,696
Kodiak Sciences, Inc.
(a)
2,569 6,037
Kymera Therapeutics, Inc.
(a)
2,182 65,133
Larimar Therapeutics, Inc.
(a)
2,677 19,408
Lexeo Therapeutics, Inc.
(a)
1,150 18,446
Lexicon Pharmaceuticals, Inc.
(a)
9,901 16,634
Liquidia Corp.
(a)
2,784 33,408
MacroGenics, Inc.
(a)
2,341 9,949
Maravai LifeSciences Holdings, Inc., Class A
(a)
4,829 34,576
MeiraGTx Holdings PLC
(a)
2,809 11,826
Mersana Therapeutics, Inc.
(a)
4,956 9,962
Mineralys Therapeutics, Inc.
(a)
1,967 23,014
Moderna, Inc.
(a)
4,735 562,281
Mural Oncology PLC
(a)
1,461 4,588
Myriad Genetics, Inc.
(a)
3,257 79,666
Neumora Therapeutics, Inc.
(a)
5,515 54,212
Nkarta, Inc.
(a)
2,720 16,075
Novavax, Inc.
(a)
5,697 72,124
Nurix Therapeutics, Inc.
(a)
1,903 39,716
Nuvalent, Inc., Class A
(a)
2,010 152,479
Nuvation Bio, Inc.
(a)
8,353 24,391
Olema Pharmaceuticals, Inc.
(a)
2,225 24,074
Omega Therapeutics, Inc.
(a)
3,024 6,260
Omeros Corp.
(a)
3,348 13,593
PDS Biotechnology Corp.
(a)
2,144 6,282
PepGen, Inc.
(a)
1,365 21,785
Phathom Pharmaceuticals, Inc.
(a)
2,333 24,030
Pliant Therapeutics, Inc.
(a)
2,268 24,381
Poseida Therapeutics, Inc.
(a)
4,549 13,283
Precigen, Inc.
(a)
11,212 17,715
Prime Medicine, Inc.
(a)
4,526 23,264
Prothena Corp. PLC
(a)
1,934 39,918
PTC Therapeutics, Inc.
(a)
2,712 82,933
RAPT Therapeutics, Inc.
(a)
1,638 4,996
Recursion Pharmaceuticals, Inc., Class A
(a)
7,514 56,355
REGENXBIO, Inc.
(a)
1,817 21,259
Relay Therapeutics, Inc.
(a)
4,827 31,472
Replimune Group, Inc.
(a)
2,548 22,932
REVOLUTION Medicines, Inc.
(a)
5,603 217,452
Rigel Pharmaceuticals, Inc.
(a)
876 7,199
Rocket Pharmaceuticals, Inc.
(a)
3,236 69,671
Roivant Sciences Ltd.
(a)
27,413 289,755
Sage Therapeutics, Inc.
(a)
2,204 23,935
Sana Biotechnology, Inc.
(a)
7,923 43,260
Sangamo Therapeutics, Inc.
(a)
13,083 4,688
Sarepta Therapeutics, Inc.
(a)
3,172 501,176
Savara, Inc.
(a)
5,407 21,790
Scholar Rock Holding Corp.
(a)
2,790 23,241

Schedule of Investments
Principal Healthcare Innovators ETF
June 30, 2024
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Biotechnology (continued)
Scilex Holding Co.
(a)
10,078 $ 19,451
SpringWorks Therapeutics, Inc.
(a)
2,548 95,983
Sutro Biopharma, Inc.
(a)
2,827 8,283
Syndax Pharmaceuticals, Inc.
(a)
3,068 62,986
Tango Therapeutics, Inc.
(a)
4,053 34,775
Tarsus Pharmaceuticals, Inc.
(a)
1,344 36,530
Tenaya Therapeutics, Inc.
(a)
3,421 10,605
Terns Pharmaceuticals, Inc.
(a)
2,790 19,000
TG Therapeutics, Inc.
(a)
5,450 96,955
Theravance Biopharma, Inc.
(a)
2,075 17,596
Third Harmonic Bio, Inc.
(a)
1,799 23,387
Travere Therapeutics, Inc.
(a)
3,064 25,186
Tyra Biosciences, Inc.
(a)
1,989 31,804
Ultragenyx Pharmaceutical, Inc.
(a)
2,842 116,806
UroGen Pharma Ltd.
(a)
1,408 23,626
Ventyx Biosciences, Inc.
(a)
2,744 6,339
Vera Therapeutics, Inc.
(a)
1,967 71,166
Veracyte, Inc.
(a)
2,655 57,534
Vericel Corp.
(a)
1,716 78,730
Verve Therapeutics, Inc.
(a)
2,899 14,147
Viking Therapeutics, Inc.
(a)
3,687 195,448
Vir Biotechnology, Inc.
(a)
4,848 43,147
Viridian Therapeutics, Inc.
(a)
2,310 30,053
WaVe Life Sciences Ltd.
(a)
4,719 23,548
X4 Pharmaceuticals, Inc.
(a)
8,709 5,051
Xencor, Inc.
(a)
2,204 41,722
Zentalis Pharmaceuticals, Inc.
(a)
2,598 10,626
Zevra Therapeutics, Inc.
(a)
2,124 10,408
Zymeworks, Inc.
(a)
2,726 23,198
$ 10,521,808
Chemicals - 0 .07%
Codexis, Inc.
(a)
3,580 11,098
Healthcare - Products - 18 .58%
10X Genomics, Inc., Class A
(a)
3,666 71,304
Accuray, Inc.
(a)
5,051 9,193
Adaptive Biotechnologies Corp.
(a)
6,138 22,220
Akoya Biosciences, Inc.
(a)
2,561 5,993
Alphatec Holdings, Inc.
(a)
4,827 50,442
AngioDynamics, Inc.
(a)
2,067 12,505
Artivion, Inc.
(a)
1,580 40,527
AtriCure, Inc.
(a)
1,705 38,823
Avanos Medical, Inc.
(a)
1,731 34,482
Avita Medical, Inc.
(a)
1,119 8,862
Axogen, Inc.
(a)
1,967 14,241
Azenta, Inc.
(a)
1,935 101,820
BioLife Solutions, Inc.
(a)
1,721 36,881
Butterfly Network, Inc.
(a)
9,965 8,379
CareDx, Inc.
(a)
2,118 32,893
Cerus Corp.
(a)
8,288 14,587
ClearPoint Neuro, Inc.
(a)
1,537 8,284
Cutera, Inc.
(a)
3,709 5,601
CVRx, Inc.
(a)
935 11,211
Enovis Corp.
(a)
1,898 85,790
Exact Sciences Corp.
(a)
6,146 259,668
Glaukos Corp.
(a)
1,688 199,775
ICU Medical, Inc.
(a)
849 100,819
Inari Medical, Inc.
(a)
2,053 98,852
Inogen, Inc.
(a)
1,322 10,748
Inspire Medical Systems, Inc.
(a)
1,016 135,971
iRhythm Technologies, Inc.
(a)
1,069 115,067
MaxCyte, Inc.
(a)
4,465 17,503
Natera, Inc.
(a)
4,091 443,014
Nevro Corp.
(a)
1,494 12,579
Novocure Ltd.
(a)
3,902 66,841
OmniAb, Inc.
(a)
4,655 17,456
OmniAb, Inc., Earnout Shares
(a)
977 —
OmniAb, Inc., Earnout Shares
(a)
977 —
Orthofix Medical, Inc.
(a)
1,535 20,354
OrthoPediatrics Corp.
(a)
920 26,459
Pacific Biosciences of California, Inc.
(a)
9,944 13,623
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products (continued)
Paragon 28, Inc.
(a)
3,064 $ 20,958
PROCEPT BioRobotics Corp.
(a)
1,795 109,657
Pulmonx Corp.
(a)
1,742 11,044
Pulse Biosciences, Inc.
(a)
2,311 25,860
Quanterix Corp.
(a)
1,430 18,890
Quantum-Si, Inc.
(a)
6,249 6,561
RxSight, Inc.
(a)
1,343 80,808
SI-BONE, Inc.
(a)
1,617 20,908
Silk Road Medical, Inc.
(a)
1,518 41,047
Surmodics, Inc.
(a)
613 25,771
Tandem Diabetes Care, Inc.
(a)
2,311 93,110
TransMedics Group, Inc.
(a)
1,150 173,213
Treace Medical Concepts, Inc.
(a)
2,354 15,654
Twist Bioscience Corp.
(a)
2,061 101,566
Zimvie, Inc.
(a)
1,150 20,987
$ 2,918,801
Healthcare - Services - 2 .19%
Catalent, Inc.
(a)
6,128 344,577
Pharmaceuticals - 11 .69%
ACELYRIN, Inc.
(a)
3,881 17,115
Aclaris Therapeutics, Inc.
(a)
5,930 6,523
Agios Pharmaceuticals, Inc.
(a)
2,053 88,525
Alector, Inc.
(a)
3,871 17,574
Anika Therapeutics, Inc.
(a)
656 16,616
Arvinas, Inc.
(a)
2,412 64,207
Bioxcel Therapeutics, Inc.
(a)
2,689 3,442
Coherus Biosciences, Inc.
(a)
5,515 9,541
CorMedix, Inc.
(a)
2,849 12,336
Elanco Animal Health, Inc.
(a)
16,782 242,164
Enanta Pharmaceuticals, Inc.
(a)
950 12,322
Enliven Therapeutics, Inc.
(a)
1,602 37,439
Eyenovia, Inc.
(a)
6,095 3,621
Fennec Pharmaceuticals, Inc.
(a)
1,285 7,851
Gritstone bio, Inc.
(a)
4,946 3,056
Harrow, Inc.
(a)
1,494 31,210
Heron Therapeutics, Inc.
(a)
6,525 22,838
KalVista Pharmaceuticals, Inc.
(a)
1,752 20,639
Kura Oncology, Inc.
(a)
2,698 55,552
Longboard Pharmaceuticals, Inc.
(a)
1,301 35,166
Lyell Immunopharma, Inc.
(a)
10,309 14,948
Madrigal Pharmaceuticals, Inc.
(a)
686 192,190
Marinus Pharmaceuticals, Inc.
(a)
2,278 2,665
Mirum Pharmaceuticals, Inc.
(a)
1,703 58,226
Morphic Holding, Inc.
(a)
1,830 62,348
Ocular Therapeutix, Inc.
(a)
5,343 36,546
ORIC Pharmaceuticals, Inc.
(a)
2,526 17,859
PMV Pharmaceuticals, Inc.
(a)
4,311 6,984
Protagonist Therapeutics, Inc.
(a)
2,134 73,943
Revance Therapeutics, Inc.
(a)
4,311 11,079
Rhythm Pharmaceuticals, Inc.
(a)
2,136 87,704
Sagimet Biosciences, Inc., Class A
(a)
1,576 5,390
scPharmaceuticals, Inc.
(a)
2,075 9,026
Seres Therapeutics, Inc.
(a)
10,718 7,758
SIGA Technologies, Inc. 2,849 21,624
Summit Therapeutics, Inc.
(a)
24,478 190,928
Vaxcyte, Inc.
(a)
3,666 276,820
Voyager Therapeutics, Inc.
(a)
2,247 17,774
Xeris Biopharma Holdings, Inc.
(a)
6,611 14,875
Y-mAbs Therapeutics, Inc.
(a)
1,709 20,645
$ 1,837,069
Software - 0 .09%
Outset Medical, Inc.
(a)
3,666 14,114
Transportation - 0 .08%
CryoPort, Inc.
(a)
1,858 12,839
TOTAL COMMON STOCKS a $ 15,660,306
INVESTMENT COMPANIES - 0 .59 % Shares Held Value
Money Market Funds - 0 .59% - —
Principal Government Money Market Fund,
Class R-6 5.23%
(c),(d),(e)
43,700 $ 43,700

Schedule of Investments
Principal Healthcare Innovators ETF
June 30, 2024
See accompanying notes.
INVESTMENT COMPANIES (continued) Shares Held Value
Money Market Funds (continued)
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(c)
48,945 $ 48,945
TOTAL INVESTMENT COMPANIES a $ 92,645
Total Investments $ 15,752,951
Other Assets and Liabilities - (0.26%) (40,630)
TOTAL NET ASSETS - 100.00% $ 15,712,321
(a)
Non-income producing security.
(b)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(c)
1-day yield shown as of period end.
(d)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $43,700 or
0.28% of net assets.
Affiliated Securities
June 30, 2023
Value
Purchases
Cost
Sales
Proceeds
June 30, 2024
Value
Principal Government Money Market Fund, Class R-6 5.23% $ 1,429,219 $ 17,217,971 $ 18,603,490 $ 43,700
$ 1,429,219 $ 17,217,971 $ 18,603,490 $ 43,700
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 5.23% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
June 30, 2024
See accompanying notes.
BONDS - 98 .12%
Principal
Amount Value
Aerospace & Defense - 3 .88% — —
BAE Systems PLC
5.00%, 03/26/2027
(a)
$ 360,000 $ 357,346
Boeing Co.
2.20%, 02/04/2026 528,000 496,254
5.71%, 05/01/2040 351,000 323,610
6.26%, 05/01/2027
(a)
156,000 157,054
L3Harris Technologies, Inc.
5.05%, 06/01/2029 158,000 156,889
Lockheed Martin Corp.
5.70%, 11/15/2054 300,000 308,523
RTX Corp.
4.13%, 11/16/2028 1,148,000 1,105,064
6.10%, 03/15/2034 215,000 226,311
$ 3,131,051
Agriculture - 1 .15%
BAT Capital Corp.
4.54%, 08/15/2047 390,000 300,293
5.83%, 02/20/2031 212,000 214,989
6.00%, 02/20/2034 163,000 164,898
Imperial Brands Finance PLC
5.50%, 02/01/2030
(a)
250,000 247,668
$ 927,848
Airlines - 1 .29%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028
(a)
1,064,693 1,036,913
Auto Manufacturers - 3 .21%
Cummins, Inc.
5.45%, 02/20/2054 158,000 154,974
Ford Motor Credit Co. LLC
5.80%, 03/08/2029 395,000 393,612
6.13%, 03/08/2034 219,000 216,615
General Motors Financial Co., Inc.
5.95%, 04/04/2034 262,000 262,224
Hyundai Capital America
5.25%, 01/08/2027
(a)
336,000 334,642
5.30%, 06/24/2029
(a)
215,000 213,839
5.40%, 01/08/2031
(a)
266,000 264,246
5.40%, 06/24/2031
(a)
180,000 178,493
6.50%, 01/16/2029
(a)
549,000 573,289
$ 2,591,934
Banks - 23 .55%
AIB Group PLC
(6-month Secured Overnight Financing Rate
+ 1.91%),
5.87%, 03/28/2035
(a),(b)
449,000 446,053
Bank of America Corp.
(6-month Secured Overnight Financing Rate
+ 1.65%),
5.47%, 01/23/2035
(b)
2,556,000 2,553,414
Bank of New York Mellon Corp.
(6-month Secured Overnight Financing Rate
+ 1.61%),
4.97%, 04/26/2034
(b)
754,000 735,573
Citigroup, Inc.
(6-month Secured Overnight Financing Rate
+ 1.54%),
5.61%, 09/29/2026
(b)
1,081,000 1,080,400
Commonwealth Bank of Australia
5.84%, 03/13/2034
(a)
302,000 301,634
Danske Bank AS
(1-year Treasury Constant Maturity Rate +
1.40%),
5.71%, 03/01/2030
(a),(b)
203,000 203,566
Deutsche Bank AG
(6-month Secured Overnight Financing Rate
+ 1.59%),
5.71%, 02/08/2028
(b)
321,000 320,575
BONDS (continued)
Principal
Amount Value
Banks (continued)
HSBC Holdings PLC
(6-month Secured Overnight Financing Rate
+ 1.06%),
5.60%, 05/17/2028
(b)
$ 860,000 $ 863,363
(6-month Secured Overnight Financing Rate
+ 1.52%),
5.73%, 05/17/2032
(b)
405,000 405,993
Huntington Bancshares, Inc.
(6-month Secured Overnight Financing Rate
+ 1.87%),
5.71%, 02/02/2035
(b)
344,000 338,659
JPMorgan Chase & Co.
(6-month Secured Overnight Financing Rate
+ 1.62%),
5.34%, 01/23/2035
(b)
185,000 183,894
(6-month Secured Overnight Financing Rate
+ 1.81%),
6.25%, 10/23/2034
(b)
2,775,000 2,943,190
Morgan Stanley
(6-month Secured Overnight Financing Rate
+ 1.73%),
5.47%, 01/18/2035
(b)
2,652,000 2,645,080
(6-month Secured Overnight Financing Rate
+ 1.58%),
5.83%, 04/19/2035
(b)
126,000 129,159
PNC Financial Services Group, Inc.
(6-month Secured Overnight Financing Rate
+ 1.90%),
5.68%, 01/22/2035
(b)
1,155,000 1,161,197
(6-month Secured Overnight Financing Rate
+ 2.28%),
6.88%, 10/20/2034
(b)
154,000 167,840
Royal Bank of Canada
4.95%, 02/01/2029 260,000 258,776
Truist Financial Corp.
(6-month Secured Overnight Financing Rate
+ 1.62%),
5.44%, 01/24/2030
(b)
160,000 159,583
(6-month Secured Overnight Financing Rate
+ 1.92%),
5.71%, 01/24/2035
(b)
185,000 184,192
(6-month Secured Overnight Financing Rate
+ 1.63%),
5.90%, 10/28/2026
(b)
360,000 360,902
(6-month Secured Overnight Financing Rate
+ 2.45%),
7.16%, 10/30/2029
(b)
370,000 392,890
UBS Group AG
(1-year Treasury Constant Maturity Rate +
1.75%),
4.75%, 05/12/2028
(a),(b)
1,292,000 1,265,347
(1-year Treasury Constant Maturity Rate +
1.77%),
5.70%, 02/08/2035
(a),(b)
214,000 213,782
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate
+ 2.10%),
2.39%, 06/02/2028
(b)
1,814,000 1,670,673
$ 18,985,735
Beverages - 1 .36%
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc.
4.90%, 02/01/2046 332,000 306,091
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038 866,000 788,287
$ 1,094,378
Biotechnology - 0 .84%
Amgen, Inc.
5.60%, 03/02/2043 684,000 674,100

Schedule of Investments
Principal Investment Grade Corporate Active ETF
June 30, 2024
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Building Materials - 0 .61%
CRH America Finance, Inc.
5.40%, 05/21/2034 $ 312,000 $ 309,157
Trane Technologies Financing Ltd.
5.10%, 06/13/2034 182,000 181,384
$ 490,541
Chemicals - 0 .23%
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027
(a)
212,000 189,280
Commercial Services - 0 .26%
Ashtead Capital, Inc.
5.80%, 04/15/2034
(a)
209,000 207,411
Computers - 0 .70%
Apple, Inc.
3.95%, 08/08/2052 693,000 562,960
Diversified Financial Services - 1 .77%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.40%, 10/29/2033 1,023,000 858,081
3.85%, 10/29/2041 790 618
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051
(a)
590,342 359,735
Nuveen LLC
5.85%, 04/15/2034
(a)
205,000 205,817
$ 1,424,251
Electric - 8 .27%
Alliant Energy Finance LLC
5.95%, 03/30/2029
(a)
125,000 127,957
Commonwealth Edison Co.
4.00%, 03/01/2049 596,000 461,497
Consolidated Edison Co. of New York, Inc.
5.90%, 11/15/2053 134,000 137,040
Duke Energy Carolinas LLC
3.75%, 06/01/2045 596,000 447,944
Duke Energy Florida LLC
6.20%, 11/15/2053 170,000 180,082
FirstEnergy Corp.
5.10%, 07/15/2047 448,000 385,522
Florida Power & Light Co.
3.95%, 03/01/2048 448,000 352,010
Indianapolis Power & Light Co.
5.70%, 04/01/2054
(a)
318,000 311,168
Kentucky Utilities Co.
4.38%, 10/01/2045 647,000 540,345
MidAmerican Energy Co.
4.40%, 10/15/2044 596,000 506,321
Monongahela Power Co.
3.55%, 05/15/2027
(a)
464,000 442,337
Northern States Power Co.
5.10%, 05/15/2053 323,000 297,694
5.65%, 06/15/2054 130,000 129,650
NRG Energy, Inc.
2.00%, 12/02/2025
(a)
602,000 569,647
Oncor Electric Delivery Co. LLC
5.55%, 06/15/2054
(a)
162,000 158,863
Pacific Gas & Electric Co.
2.95%, 03/01/2026 1,140,000 1,091,133
5.55%, 05/15/2029 395,000 395,889
Southwestern Public Service Co.
6.00%, 06/01/2054 137,000 136,599
$ 6,671,698
Engineering & Construction - 0 .24%
CIMIC Finance USA Pty. Ltd.
7.00%, 03/25/2034
(a)
188,000 190,286
Entertainment - 1 .24%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032 1,150,000 1,003,752
Environmental Control - 0 .96%
Waste Connections, Inc.
4.20%, 01/15/2033 837,000 777,127
BONDS (continued)
Principal
Amount Value
Food - 0 .91%
JBS USA Holding Lux SARL/ JBS USA Food
Co./ JBS Lux Co. SARL
4.38%, 02/02/2052 $ 500,400 $ 373,979
Mars, Inc.
2.38%, 07/16/2040
(a)
531,000 357,521
Sysco Corp.
3.15%, 12/14/2051 736 481
$ 731,981
Gas - 1 .81%
NiSource, Inc.
0.95%, 08/15/2025 1,449,000 1,376,245
5.25%, 03/30/2028 82,000 81,911
$ 1,458,156
Healthcare - Products - 1 .32%
Boston Scientific Corp.
2.65%, 06/01/2030 1,211,000 1,063,016
Healthcare - Services - 2 .87%
Centene Corp.
2.45%, 07/15/2028 1,297,000 1,151,515
HCA, Inc.
5.45%, 04/01/2031 287,000 286,794
6.00%, 04/01/2054 340,000 335,931
UnitedHealth Group, Inc.
2.75%, 05/15/2040 612,000 439,720
5.38%, 04/15/2054 101,000 98,116
$ 2,312,076
Insurance - 4 .74%
American International Group, Inc.
5.13%, 03/27/2033 247,000 243,279
Aon North America, Inc.
5.75%, 03/01/2054 262,000 256,250
Arthur J Gallagher & Co.
2.40%, 11/09/2031 745,000 608,248
6.75%, 02/15/2054 669,000 736,581
Athene Holding Ltd.
6.25%, 04/01/2054 341,000 341,220
Chubb INA Holdings LLC
3.35%, 05/03/2026 218,000 210,946
Corebridge Financial, Inc.
5.75%, 01/15/2034 474,000 477,145
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 537,000 331,820
MetLife, Inc.
5.00%, 07/15/2052 297,000 270,561
New York Life Insurance Co.
3.75%, 05/15/2050
(a)
464,000 346,434
$ 3,822,484
Internet - 1 .01%
Netflix, Inc.
5.88%, 11/15/2028 787,000 810,861
Iron & Steel - 0 .27%
Steel Dynamics, Inc.
5.38%, 08/15/2034 225,000 221,149
Machinery - Diversified - 0 .76%
Ingersoll Rand, Inc.
5.18%, 06/15/2029 458,000 457,981
5.20%, 06/15/2027 151,000 151,299
$ 609,280
Media - 1 .44%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80%, 03/01/2050 390,000 286,099
Comcast Corp.
3.97%, 11/01/2047 688,000 536,619
5.65%, 06/01/2054 103,000 102,824
Paramount Global
4.20%, 05/19/2032 290,000 236,868
$ 1,162,410

Schedule of Investments
Principal Investment Grade Corporate Active ETF
June 30, 2024
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Mining - 1 .88%
Glencore Funding LLC
5.37%, 04/04/2029
(a)
$ 923,000 $ 918,714
6.13%, 10/06/2028
(a)
584,000 597,805
$ 1,516,519
Oil & Gas - 2 .32%
Diamondback Energy, Inc.
5.75%, 04/18/2054 316,000 306,343
5.90%, 04/18/2064 266,000 256,766
Marathon Oil Corp.
4.40%, 07/15/2027 528,000 516,247
5.70%, 04/01/2034 183,000 186,315
6.60%, 10/01/2037 181,000 196,103
Occidental Petroleum Corp.
6.60%, 03/15/2046 394,000 411,034
$ 1,872,808
Packaging & Containers - 1 .34%
Packaging Corp. of America
5.70%, 12/01/2033 549,000 557,661
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(a)
524,000 521,308
$ 1,078,969
Pharmaceuticals - 5 .57%
AbbVie, Inc.
3.20%, 11/21/2029 614,000 563,408
4.05%, 11/21/2039 906,000 786,949
4.95%, 03/15/2031 810,000 807,893
5.40%, 03/15/2054 123,000 121,625
Becton Dickinson & Co.
3.70%, 06/06/2027 1,590,000 1,529,738
Bristol-Myers Squibb Co.
4.13%, 06/15/2039 448,000 388,756
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043 311,000 295,694
$ 4,494,063
Pipelines - 6 .79%
Cheniere Energy, Inc.
5.65%, 04/15/2034
(a)
178,000 178,141
DT Midstream, Inc.
4.13%, 06/15/2029
(a)
658,000 607,891
Energy Transfer LP
3.75%, 05/15/2030 769,000 707,407
5.15%, 03/15/2045 525,000 461,497
5.25%, 07/01/2029 100,000 99,378
5.95%, 05/15/2054 148,000 144,118
6.05%, 09/01/2054 180,000 177,498
Enterprise Products Operating LLC
3.13%, 07/31/2029 1,230,000 1,126,438
Kinder Morgan, Inc.
5.40%, 02/01/2034 632,000 622,296
MPLX LP
4.88%, 12/01/2024 603,000 600,419
5.50%, 06/01/2034 224,000 220,596
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 530,000 525,530
$ 5,471,209
Real Estate - 1 .10%
CoStar Group, Inc.
2.80%, 07/15/2030
(a)
1,053,000 890,434
REITs - 2 .18%
American Homes 4 Rent LP
5.50%, 07/15/2034 270,000 265,286
Crown Castle, Inc.
5.80%, 03/01/2034 549,000 554,564
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 452,000 358,863
Realty Income Corp.
3.10%, 12/15/2029 70 63
3.20%, 02/15/2031 656,000 575,267
$ 1,754,043
BONDS (continued)
Principal
Amount Value
Semiconductors - 1 .97%
Broadcom, Inc.
4.11%, 09/15/2028 $ 539,000 $ 520,031
Marvell Technology, Inc.
2.95%, 04/15/2031 302,000 260,492
5.95%, 09/15/2033 331,000 341,873
Micron Technology, Inc.
5.30%, 01/15/2031 205,000 204,538
6.75%, 11/01/2029 246,000 261,650
$ 1,588,584
Software - 4 .56%
Intuit, Inc.
5.50%, 09/15/2053 257,000 258,218
Oracle Corp.
2.80%, 04/01/2027 448,000 420,606
4.00%, 07/15/2046 448,000 341,650
6.15%, 11/09/2029 231,000 241,605
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032 690,000 627,720
4.95%, 03/28/2028 266,000 263,538
5.40%, 06/12/2029 177,000 178,013
VMware LLC
4.65%, 05/15/2027 1,367,000 1,345,368
$ 3,676,718
Telecommunications - 4 .43%
AT&T, Inc.
2.55%, 12/01/2033 365,000 290,228
3.50%, 09/15/2053 1,833,000 1,244,310
T-Mobile USA, Inc.
3.38%, 04/15/2029 1,453,000 1,341,807
3.50%, 04/15/2031 528,000 474,364
6.00%, 06/15/2054 213,000 220,234
$ 3,570,943
Transportation - 0 .45%
Norfolk Southern Corp.
5.35%, 08/01/2054 380,000 362,341
Water - 0 .84%
Essential Utilities, Inc.
2.40%, 05/01/2031 824,000 678,704
TOTAL BONDS a $ 79,106,013
INVESTMENT COMPANIES - 0 .86 % Shares Held Value
Money Market Funds - 0 .86% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(c)
694,166 $ 694,166
TOTAL INVESTMENT COMPANIES a $ 694,166
Total Investments $ 79,800,179
Other Assets and Liabilities - 1.02% 825,672
TOTAL NET ASSETS - 100.00% $ 80,625,851
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,974,621 or 16.09% of net assets.
(b)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)
1-day yield shown as of period end.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
June 30, 2024
See accompanying notes.
Affiliated Securities
June 30, 2023
Value
Purchases
Cost
Sales
Proceeds
June 30, 2024
Value
Principal Government Money Market Fund, Class R-6 5.23% $ 384,880 $ 8,610,633 $ 8,995,513 $ —
$ 384,880 $ 8,610,633 $ 8,995,513 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 5.23% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type   Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
U.S. 10 Year Ultra Note CBT; September 2024 Short 52 $ 5,903,625 $ (83,376)
U.S. Long Bond CBT; September 2024 Long 19 2,247,938 46,271
U.S. Ultra Bond CBT; September 2024 Long 19 2,381,531 40,738
Total $ 3,633

Schedule of Investments
Principal Quality ETF
June 30, 2024
See accompanying notes.
COMMON STOCKS - 99 .65 % Shares Held Value
Auto Parts & Equipment - 0 .95% - —
Aptiv PLC
(a)
7,161 $ 504,278
Building Materials - 3 .27%
Martin Marietta Materials, Inc. 967 523,921
Trane Technologies PLC 2,082 684,832
Vulcan Materials Co. 2,134 530,683
$ 1,739,436
Chemicals - 2 .15%
Ecolab, Inc. 2,627 625,226
PPG Industries, Inc. 4,103 516,527
$ 1,141,753
Commercial Services - 2 .78%
Corpay, Inc.
(a)
1,868 497,654
Global Payments, Inc. 4,368 422,386
PayPal Holdings, Inc.
(a)
9,674 561,382
$ 1,481,422
Computers - 11 .30%
Accenture PLC, Class A 2,158 654,759
Apple, Inc. 13,051 2,748,802
Gartner, Inc.
(a)
1,222 548,751
Hewlett Packard Enterprise Co. 33,034 699,330
International Business Machines Corp. 3,848 665,511
NetApp, Inc. 5,396 695,005
$ 6,012,158
Distribution & Wholesale - 2 .05%
Copart, Inc.
(a)
10,431 564,943
WW Grainger, Inc. 584 526,908
$ 1,091,851
Diversified Financial Services - 0 .96%
Cboe Global Markets, Inc. 2,997 509,670
Electrical Components & Equipment - 2 .32%
AMETEK, Inc. 3,182 530,471
Eaton Corp. PLC 2,245 703,920
$ 1,234,391
Electronics - 2 .78%
Allegion PLC 4,145 489,732
Jabil, Inc. 4,432 482,157
Keysight Technologies, Inc.
(a)
3,731 510,214
$ 1,482,103
Environmental Control - 1 .12%
Republic Services, Inc. 3,073 597,207
Food - 0 .95%
Sysco Corp. 7,113 507,797
Hand & Machine Tools - 0 .92%
Snap-on, Inc. 1,883 492,197
Healthcare - Products - 7 .02%
Agilent Technologies, Inc. 3,924 508,668
Boston Scientific Corp.
(a)
9,709 747,690
Edwards Lifesciences Corp.
(a)
6,434 594,309
Stryker Corp. 1,903 647,496
Thermo Fisher Scientific, Inc. 1,374 759,822
West Pharmaceutical Services, Inc. 1,447 476,627
$ 3,734,612
Healthcare - Services - 0 .92%
IQVIA Holdings, Inc.
(a)
2,305 487,369
Home Builders - 2 .05%
DR Horton, Inc. 3,835 540,466
PulteGroup, Inc. 5,010 551,601
$ 1,092,067
Household Products & Wares - 2 .25%
Church & Dwight Co., Inc. 5,344 554,066
Kimberly-Clark Corp. 4,637 640,833
$ 1,194,899
Insurance - 0 .22%
Berkshire Hathaway, Inc., Class B
(a)
285 115,938
Internet - 9 .63%
Alphabet, Inc., Class A 1,617 294,536
Alphabet, Inc., Class C 5,961 1,093,367
Amazon.com, Inc.
(a)
6,466 1,249,554
CDW Corp. 2,307 516,399
F5, Inc.
(a)
2,875 495,161
COMMON STOCKS (continued) Shares Held Value
Internet (continued)
Meta Platforms, Inc., Class A 1,062 $ 535,482
Netflix, Inc.
(a)
1,394 940,783
$ 5,125,282
Machinery - Diversified - 3 .88%
Dover Corp. 3,168 571,666
IDEX Corp. 2,287 460,144
Nordson Corp. 2,068 479,652
Rockwell Automation, Inc. 2,013 554,139
$ 2,065,601
Media - 0 .88%
FactSet Research Systems, Inc. 1,153 470,735
Miscellaneous Manufacturers - 1 .98%
A O Smith Corp. 6,197 506,791
Illinois Tool Works, Inc. 2,301 545,245
$ 1,052,036
Oil & Gas Services - 1 .04%
Schlumberger NV 11,675 550,826
Pharmaceuticals - 1 .17%
Zoetis, Inc. 3,601 624,269
Retail - 3 .16%
Chipotle Mexican Grill, Inc.
(a)
11,250 704,812
O'Reilly Automotive, Inc.
(a)
545 575,553
Ulta Beauty, Inc.
(a)
1,042 402,077
$ 1,682,442
Semiconductors - 16 .30%
Advanced Micro Devices, Inc.
(a)
4,689 760,603
Applied Materials, Inc. 3,657 863,016
Broadcom, Inc. 951 1,526,859
KLA Corp. 940 775,039
Microchip Technology, Inc. 6,593 603,260
Monolithic Power Systems, Inc. 824 677,064
NVIDIA Corp. 20,800 2,569,632
QUALCOMM, Inc. 4,518 899,895
$ 8,675,368
Software - 16 .14%
Broadridge Financial Solutions, Inc. 2,772 546,084
Cadence Design Systems, Inc.
(a)
2,108 648,737
Fiserv, Inc.
(a)
4,242 632,228
Intuit, Inc. 1,178 774,193
Microsoft Corp. 10,182 4,550,845
Salesforce, Inc. 2,955 759,731
Synopsys, Inc.
(a)
1,140 678,368
$ 8,590,186
Telecommunications - 1 .46%
Arista Networks, Inc.
(a)
2,217 777,014
TOTAL COMMON STOCKS a $ 53,032,907
INVESTMENT COMPANIES - 0 .32 % Shares Held Value
Money Market Funds - 0 .32% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(b)
170,138 $ 170,138
TOTAL INVESTMENT COMPANIES a $ 170,138
Total Investments $ 53,203,045
Other Assets and Liabilities - 0.03% 18,297
TOTAL NET ASSETS - 100.00% $ 53,221,342
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Real Estate Active Opportunities ETF
June 30, 2024
See accompanying notes.
COMMON STOCKS - 98 .86 % Shares Held Value
Entertainment - 1 .53% - —
Marriott Vacations Worldwide Corp. 1,807 $ 157,787
REITs - 97 .33%
Alexandria Real Estate Equities, Inc. 2,698 315,585
American Healthcare REIT, Inc. 14,109 206,133
American Homes 4 Rent, Class A 12,042 447,481
American Tower Corp. 3,971 771,883
Americold Realty Trust, Inc. 23,384 597,227
Crown Castle, Inc. 1,781 174,004
DiamondRock Hospitality Co. 21,952 185,494
Digital Realty Trust, Inc. 2,281 346,826
Equinix, Inc. 912 690,019
Extra Space Storage, Inc. 4,036 627,235
Gaming & Leisure Properties, Inc. 9,649 436,231
Invitation Homes, Inc. 19,855 712,596
National Health Investors, Inc. 3,612 244,641
Rexford Industrial Realty, Inc. 10,913 486,611
Ryman Hospitality Properties, Inc. 2,343 233,972
Sabra Health Care REIT, Inc. 26,986 415,585
SBA Communications Corp. 2,363 463,857
Sun Communities, Inc. 4,030 484,970
Terreno Realty Corp. 7,834 463,616
Ventas, Inc. 15,989 819,596
VICI Properties, Inc. 14,645 419,433
Welltower, Inc. 4,573 476,735
$ 10,019,730
TOTAL COMMON STOCKS a $ 10,177,517
INVESTMENT COMPANIES - 0 .72 % Shares Held Value
Money Market Funds - 0 .72% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(a)
74,223 $ 74,223
TOTAL INVESTMENT COMPANIES a $ 74,223
Total Investments $ 10,251,740
Other Assets and Liabilities - 0.42% 43,506
TOTAL NET ASSETS - 100.00% $ 10,295,246
(a)
1-day yield shown as of period end.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2024
See accompanying notes.
BONDS - 97 .54%
Principal
Amount Value
Banks - 49 .84% — —
Bank of America Corp.
(5-year Treasury Constant Maturity Rate +
2.76%),
4.38%, 01/27/2027
(a),(b)
$ 16,559,000 $ 15,660,394
(5-year Treasury Constant Maturity Rate +
3.23%),
6.13%, 04/27/2027
(a),(b)
12,025,000 12,089,707
(3-month Term Secured Overnight Financing
Rate + 3.97%),
6.25%, 09/05/2024
(a),(b)
3,711,000 3,695,607
Bank of Montreal
(5-year Treasury Constant Maturity Rate +
2.98%),
4.80%, 08/25/2024
(a),(b)
4,112,000 4,062,959
(5-year Treasury Constant Maturity Rate +
3.45%),
7.70%, 05/26/2084
(b)
2,800,000 2,859,892
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate +
3.35%),
3.70%, 03/20/2026
(a),(b)
16,671,000 15,835,199
(5-year Treasury Constant Maturity Rate +
2.63%),
3.75%, 12/20/2026
(a),(b)
10,185,000 9,398,592
(3-month Term Secured Overnight Financing
Rate + 3.39%),
4.63%, 09/20/2026
(a),(b)
1,504,000 1,450,536
(5-year Treasury Constant Maturity Rate +
4.36%),
4.70%, 09/20/2025
(a),(b)
7,900,000 7,760,685
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate +
4.55%),
4.90%, 06/04/2025
(a),(b)
11,260,000 11,037,623
(5-year Treasury Constant Maturity Rate +
4.38%),
8.63%, 10/27/2082
(b)
18,569,000 19,453,571
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate +
3.42%),
3.88%, 02/18/2026
(a),(b)
11,262,000 10,658,439
(5-year Treasury Constant Maturity Rate +
3.60%),
4.00%, 12/10/2025
(a),(b)
15,226,000 14,581,592
(6-month Secured Overnight Financing Rate
+ 3.23%),
4.70%, 01/30/2025
(a),(b)
3,000,000 2,932,042
(5-year Treasury Constant Maturity Rate +
2.69%),
7.13%, 08/15/2029
(a),(b)
500,000 498,881
(5-year Treasury Constant Maturity Rate +
3.20%),
7.38%, 05/15/2028
(a),(b)
7,530,000 7,727,708
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.22%),
4.00%, 10/06/2026
(a),(b)
7,104,000 6,365,033
(5-year Treasury Constant Maturity Rate +
5.31%),
5.65%, 10/06/2025
(a),(b)
18,905,000 18,333,194
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.92%),
3.65%, 08/10/2026
(a),(b)
2,261,000 2,102,495
(5-year Treasury Constant Maturity Rate +
2.97%),
3.80%, 05/10/2026
(a),(b)
1,268,000 1,195,068
BONDS (continued)
Principal
Amount Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(5-year Treasury Constant Maturity Rate +
2.95%),
4.13%, 11/10/2026
(a),(b)
$ 8,563,000 $ 8,008,550
(5-year Treasury Constant Maturity Rate +
3.62%),
5.50%, 08/10/2024
(a),(b)
8,268,000 8,213,933
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030
(a),(b)
6,049,000 7,304,319
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate +
4.05%),
4.45%, 10/15/2027
(a),(b)
5,080,000 4,624,559
(10-year Treasury Constant Maturity Rate +
4.95%),
5.63%, 07/15/2030
(a),(b),(c)
13,567,000 12,967,600
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.65%, 06/01/2026
(a),(b)
18,288,000 17,297,880
(5-year Treasury Constant Maturity Rate +
2.74%),
6.88%, 06/01/2029
(a),(b)
4,400,000 4,544,602
KeyCorp Capital I
(3-month Term Secured Overnight Financing
Rate + 1.00%),
6.33%, 07/01/2028 7,704,000 7,051,237
KeyCorp Capital III
7.75%, 07/15/2029 9,000,000 9,010,797
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.50%, 09/01/2026
(a),(b)
19,608,000 16,362,876
(5-year Treasury Constant Maturity Rate +
3.17%),
5.00%, 08/01/2024
(a),(b)
5,000,000 4,865,508
Northern Trust Corp.
(3-month Term Secured Overnight Financing
Rate + 3.46%),
4.60%, 10/01/2026
(a),(b)
2,899,000 2,805,501
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.60%),
3.40%, 09/15/2026
(a),(b)
7,346,000 6,590,610
(5-year Treasury Constant Maturity Rate +
3.00%),
6.00%, 05/15/2027
(a),(b)
5,600,000 5,530,264
(5-year Treasury Constant Maturity Rate +
3.24%),
6.20%, 09/15/2027
(a),(b)
13,908,000 13,853,891
(7-year Treasury Constant Maturity Rate +
2.81%),
6.25%, 03/15/2030
(a),(b)
12,790,000 12,463,475
Royal Bank of Canada
(5-year Treasury Constant Maturity Rate +
2.89%),
7.50%, 05/02/2084
(b)
10,500,000 10,828,787
State Street Corp.
(5-year Treasury Constant Maturity Rate +
2.61%),
6.70%, 03/15/2029
(a),(b)
2,028,000 2,040,089
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate +
2.98%),
7.25%, 07/31/2084
(b)
6,500,000 6,483,750
(5-year Treasury Constant Maturity Rate +
4.07%),
8.13%, 10/31/2082
(b)
25,626,000 26,557,813

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2024
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate +
3.00%),
4.80%, 09/01/2024
(a),(b)
$ 10,894,000 $ 10,704,056
(5-year Treasury Constant Maturity Rate +
4.61%),
4.95%, 09/01/2025
(a),(b)
11,697,000 11,457,517
(3-month Term Secured Overnight Financing
Rate + 0.91%),
6.25%, 03/15/2028 1,250,000 1,202,097
(3-month Term Secured Overnight Financing
Rate + 0.93%),
6.25%, 05/15/2027 4,800,000 4,705,979
(3-month Term Secured Overnight Financing
Rate + 3.36%),
8.70%, 12/15/2024
(a)
2,799,000 2,815,920
U.S. Bancorp
(5-year Treasury Constant Maturity Rate +
2.54%),
3.70%, 01/15/2027
(a),(b)
21,525,000 19,468,755
(3-month Term Secured Overnight Financing
Rate + 3.18%),
5.30%, 04/15/2027
(a),(b),(c)
5,296,000 5,135,527
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate +
3.45%),
3.90%, 03/15/2026
(a),(b)
31,418,000 30,064,698
(5-year Treasury Constant Maturity Rate +
3.61%),
7.63%, 09/15/2028
(a),(b)
9,710,000 10,340,227
$ 451,000,034
Diversified Financial Services - 12 .71%
American Express Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.55%, 09/15/2026
(a),(b)
35,967,000 33,528,441
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate +
3.16%),
3.95%, 09/01/2026
(a),(b)
19,316,000 17,775,671
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate +
3.17%),
4.00%, 06/01/2026
(a),(b)
22,331,000 20,952,195
(10-year Treasury Constant Maturity Rate +
3.08%),
4.00%, 12/01/2030
(a),(b)
2,000,000 1,708,028
(5-year Treasury Constant Maturity Rate +
3.26%),
5.00%, 06/01/2027
(a),(b)
1,500,000 1,441,054
(5-year Treasury Constant Maturity Rate +
4.97%),
5.38%, 06/01/2025
(a),(b)
8,938,000 8,837,671
Discover Financial Services
(5-year Treasury Constant Maturity Rate +
5.78%),
6.13%, 06/23/2025
(a),(b)
16,441,000 16,264,634
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.36%),
7.76%, 09/15/2028
(a),(b)
13,990,000 14,533,064
$ 115,040,758
Electric - 14 .59%
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.88%, 02/15/2062
(b)
11,007,000 10,084,095
BONDS (continued)
Principal
Amount Value
Electric (continued)
American Electric Power Co., Inc. (continued)
(5-year Treasury Constant Maturity Rate +
2.68%),
6.95%, 12/15/2054
(b)
$ 1,700,000 $ 1,691,145
(5-year Treasury Constant Maturity Rate +
2.75%),
7.05%, 12/15/2054
(b),(c)
1,900,000 1,891,638
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate +
4.12%),
4.75%, 06/01/2050
(b)
3,054,000 2,796,678
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate +
3.20%),
4.35%, 01/15/2027
(a),(b)
14,701,000 13,794,142
(5-year Treasury Constant Maturity Rate +
2.99%),
4.65%, 12/15/2024
(a),(b)
14,234,000 14,124,800
(3-month USD LIBOR + 3.06%),
5.75%, 10/01/2054
(b)
1,425,000 1,420,990
(5-year Treasury Constant Maturity Rate +
2.39%),
6.88%, 02/01/2055
(b)
5,000,000 5,104,245
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate +
2.32%),
3.25%, 01/15/2082
(b)
13,234,000 11,853,711
(5-year Treasury Constant Maturity Rate +
3.39%),
4.88%, 09/16/2024
(a),(b)
21,041,000 20,858,966
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076
(b)
4,386,000 4,352,855
EUSHI Finance, Inc.
(5-year Treasury Constant Maturity Rate +
3.14%),
7.63%, 12/15/2054
(b),(d)
2,100,000 2,108,079
NextEra Energy Capital Holdings, Inc.
(5-year Treasury Constant Maturity Rate +
2.55%),
3.80%, 03/15/2082
(b)
18,349,000 16,914,306
(5-year Treasury Constant Maturity Rate +
2.36%),
6.70%, 09/01/2054
(b)
7,453,000 7,450,164
Southern Co.
(5-year Treasury Constant Maturity Rate +
3.73%),
4.00%, 01/15/2051
(b)
18,095,000 17,543,736
$ 131,989,550
Gas - 0 .68%
NiSource, Inc.
(5-year Treasury Constant Maturity Rate +
2.45%),
6.95%, 11/30/2054
(b)
6,107,000 6,135,080
Hand & Machine Tools - 0 .23%
Stanley Black & Decker, Inc.
(5-year Treasury Constant Maturity Rate +
2.66%),
4.00%, 03/15/2060
(b)
2,316,000 2,102,056
Insurance - 12 .76%
Allianz SE
(5-year Treasury Constant Maturity Rate +
3.23%),
6.35%, 09/06/2053
(b),(d)
5,000,000 5,146,255
Allstate Corp.
(3-month Term Secured Overnight Financing
Rate + 3.20%),
8.52%, 08/15/2053 4,151,000 4,147,800

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2024
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Insurance (continued)
American International Group, Inc.
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048
(b)
$ 3,176,000 $ 3,109,730
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052
(b)
6,500,000 6,400,063
Argentum Netherlands BV for Zurich Insurance
Co. Ltd.
(5-year Treasury Constant Maturity Rate +
3.27%),
5.13%, 06/01/2048
(b)
4,000,000 3,885,040
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046
(b)
6,500,000 6,427,297
Corebridge Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.85%),
6.88%, 12/15/2052
(b)
7,921,000 7,992,691
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate +
4.74%),
4.95%, 09/15/2025
(a),(b)
4,373,000 4,304,910
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.32%),
4.13%, 12/15/2051
(b),(d)
12,182,000 11,408,399
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045
(b),(d)
1,210,000 1,197,656
MetLife, Inc.
(5-year Treasury Constant Maturity Rate +
3.58%),
3.85%, 09/15/2025
(a),(b)
12,418,000 12,018,894
6.40%, 12/15/2066 2,700,000 2,732,819
9.25%, 04/08/2068
(d)
3,449,000 3,993,918
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate +
2.65%),
2.75%, 01/21/2051
(b),(d)
6,097,000 5,081,324
(5-year Treasury Constant Maturity Rate +
2.60%),
2.90%, 09/16/2051
(b),(d)
3,509,000 2,893,509
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.04%),
3.70%, 10/01/2050
(b)
18,902,000 16,441,877
(5-year Treasury Constant Maturity Rate +
3.16%),
5.13%, 03/01/2052
(b)
5,597,000 5,203,046
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate +
2.75%),
3.38%, 04/15/2081
(b),(d)
4,140,000 3,561,883
Willow No. 2 Ireland PLC for Zurich Insurance
Co. Ltd.
(3-month USD LIBOR + 3.18%),
4.25%, 10/01/2045
(b)
3,000,000 2,903,220
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate +
2.78%),
3.00%, 04/19/2051
(b)
8,000,000 6,570,000
$ 115,420,331
Oil & Gas - 1 .62%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate +
4.04%),
4.38%, 06/22/2025
(a),(b)
1,780,000 1,745,014
BONDS (continued)
Principal
Amount Value
Oil & Gas (continued)
BP Capital Markets PLC (continued)
(5-year Treasury Constant Maturity Rate +
4.40%),
4.88%, 03/22/2030
(a),(b)
$ 3,269,000 $ 3,081,887
(5-year Treasury Constant Maturity Rate +
2.15%),
6.45%, 12/01/2033
(a),(b)
9,600,000 9,861,437
$ 14,688,338
Pipelines - 4 .66%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate +
5.31%),
5.75%, 07/15/2080
(b)
2,485,000 2,344,977
(3-month Term Secured Overnight Financing
Rate + 4.15%),
6.00%, 01/15/2077
(b)
6,182,000 6,004,020
(5-year Treasury Constant Maturity Rate +
4.42%),
7.63%, 01/15/2083
(b)
7,283,000 7,444,937
(5-year Treasury Constant Maturity Rate +
4.43%),
8.50%, 01/15/2084
(b)
2,600,000 2,802,883
Enterprise Products Operating LLC
(3-month Term Secured Overnight Financing
Rate + 3.29%),
5.25%, 08/16/2077
(b)
4,820,000 4,609,449
Transcanada Trust
(6-month Secured Overnight Financing Rate
+ 4.42%),
5.50%, 09/15/2079
(b)
5,233,000 4,802,477
(5-year Treasury Constant Maturity Rate +
3.99%),
5.60%, 03/07/2082
(b)
15,585,000 14,128,803
$ 42,137,546
REITs - 0 .38%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate +
4.38%),
4.75%, 09/24/2080
(b),(d)
1,410,000 1,360,127
(5-year Treasury Constant Maturity Rate +
4.69%),
5.13%, 09/24/2080
(b),(d)
2,249,000 2,086,236
$ 3,446,363
Sovereign - 0 .07%
CoBank ACB
(5-year Treasury Constant Maturity Rate +
3.05%),
4.25%, 01/01/2027
(a),(b)
750,000 652,293
TOTAL BONDS a $ 882,612,349
INVESTMENT COMPANIES - 2 .53 % Shares Held Value
Money Market Funds - 2 .53% - —
Principal Government Money Market Fund,
Class R-6 5.23%
(e),(f),(g)
5,226,055 $ 5,226,055
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(e)
17,653,576 17,653,576
TOTAL INVESTMENT COMPANIES a $ 22,879,631
Total Investments $ 905,491,980
Other Assets and Liabilities - (0.07%) (639,837)
TOTAL NET ASSETS - 100.00% $ 904,852,143
(a)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $5,115,549 or 0.57% of net assets.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2024
See accompanying notes.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $38,837,386 or 4.29% of net assets.
(e)
1-day yield shown as of period end.
(f)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(g)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,226,055 or 0.58% of net assets.
Affiliated Securities
June 30, 2023
Value
Purchases
Cost
Sales
Proceeds
June 30, 2024
Value
Principal Government Money Market Fund, Class R-6 5.23% $ 3,970,623 $ 76,471,677 $ 75,216,245 $ 5,226,055
$ 3,970,623 $ 76,471,677 $ 75,216,245 $ 5,226,055
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 5.23% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
June 30, 2024
See accompanying notes.
PREFERRED STOCKS - 7 .30 % Shares Held Value
Banks - 2 .55% —
Bank of America Corp., Series NN
4.38%, 11/03/2025
(a)
4,380 $ 86,330
Morgan Stanley, Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024
(a)
17,030 426,601
Morgan Stanley, Series P
6.50%, 10/15/2027
(a)
4,000 104,400
$ 617,331
Insurance - 2 .48%
Allstate Corp., Series H
5.10%, 10/15/2024
(a)
11,500 251,160
MetLife, Inc., Series F
4.75%, 03/15/2025
(a)
17,250 350,692
$ 601,852
Telecommunications - 2 .27%
AT&T, Inc., Series A
5.00%, 12/12/2024
(a)
11,381 239,912
AT&T, Inc., Series C
4.75%, 02/18/2025
(a)
15,395 310,363
$ 550,275
TOTAL PREFERRED STOCKS a $ 1,769,458
BONDS - 90 .47%
Principal
Amount Value
Banks - 69 .78% — —
Bank of America Corp.
(3-month Term Secured Overnight Financing
Rate + 4.81%),
6.30%, 03/10/2026
(a),(b)
$ 575,000 $ 575,488
Bank of Montreal
(5-year Treasury Constant Maturity Rate +
2.98%),
4.80%, 08/25/2024
(a),(b)
400,000 395,230
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate +
3.35%),
3.70%, 03/20/2026
(a),(b)
230,000 218,469
(5-year Treasury Constant Maturity Rate +
2.63%),
3.75%, 12/20/2026
(a),(b)
100,000 92,279
(5-year Treasury Constant Maturity Rate +
4.36%),
4.70%, 09/20/2025
(a),(b)
275,000 270,150
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate +
4.55%),
4.90%, 06/04/2025
(a),(b)
625,000 612,657
(5-year Treasury Constant Maturity Rate +
4.38%),
8.63%, 10/27/2082
(b)
300,000 314,291
BNP Paribas SA
(5-year Treasury Constant Maturity Rate +
4.90%),
7.75%, 08/16/2029
(a),(b),(c),(d)
200,000 201,703
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate +
3.42%),
3.88%, 02/18/2026
(a),(b)
1,055,000 998,460
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate +
5.31%),
5.65%, 10/06/2025
(a),(b)
575,000 557,608
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate +
4.22%),
4.50%, 09/30/2025
(a),(b)
548,000 529,781
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.92%),
3.65%, 08/10/2026
(a),(b)
585,000 543,989
BONDS (continued)
Principal
Amount Value
Banks (continued)
HSBC Holdings PLC
(5-year Swap Rate + 4.37%),
6.38%, 03/30/2025
(a),(b),(d)
$ 861,000 $ 858,418
Huntington Bancshares, Inc.
(10-year Treasury Constant Maturity Rate +
4.95%),
5.63%, 07/15/2030
(a),(b)
575,000 549,596
ING Groep NV
(5-year Treasury Constant Maturity Rate +
4.34%),
5.75%, 11/16/2026
(a),(b),(d)
861,000 827,666
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.65%, 06/01/2026
(a),(b)
110,000 104,045
(5-year Treasury Constant Maturity Rate +
2.74%),
6.88%, 06/01/2029
(a),(b)
600,000 619,718
Lloyds Banking Group PLC
(5-year Swap Rate + 4.50%),
7.50%, 09/27/2025
(a),(b),(d)
861,000 860,689
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.50%, 09/01/2026
(a),(b)
300,000 250,350
(3-month USD LIBOR + 3.78%),
5.13%, 11/01/2026
(a),(b)
247,000 234,036
NatWest Group PLC
(5-year Swap rate + 5.72%),
8.00%, 08/10/2025
(a),(b),(d)
861,000 866,687
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate +
4.11%),
6.63%, 03/26/2026
(a),(b),(c),(d)
861,000 854,462
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.60%),
3.40%, 09/15/2026
(a),(b)
400,000 358,868
(5-year Treasury Constant Maturity Rate +
3.00%),
6.00%, 05/15/2027
(a),(b)
600,000 592,528
(5-year Treasury Constant Maturity Rate +
3.24%),
6.20%, 09/15/2027
(a),(b)
100,000 99,611
State Street Corp.
(5-year Treasury Constant Maturity Rate +
2.61%),
6.70%, 03/15/2029
(a),(b)
800,000 804,769
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate +
4.07%),
8.13%, 10/31/2082
(b)
414,000 429,054
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate +
3.00%),
4.80%, 09/01/2024
(a),(b)
400,000 393,026
(5-year Treasury Constant Maturity Rate +
4.61%),
4.95%, 09/01/2025
(a),(b)
575,000 563,227
U.S. Bancorp
(5-year Treasury Constant Maturity Rate +
2.54%),
3.70%, 01/15/2027
(a),(b)
809,000 731,718
UBS Group AG
(5-year Treasury Constant Maturity Rate +
4.75%),
9.25%, 11/13/2028
(a),(b),(c)
800,000 860,722

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
June 30, 2024
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate +
3.45%),
3.90%, 03/15/2026
(a),(b)
$ 328,000 $ 313,872
(5-year Treasury Constant Maturity Rate +
3.61%),
7.63%, 09/15/2028
(a),(b)
400,000 425,962
$ 16,909,129
Diversified Financial Services - 11 .16%
American Express Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.55%, 09/15/2026
(a),(b)
845,000 787,709
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate +
3.16%),
3.95%, 09/01/2026
(a),(b)
209,000 192,334
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate +
3.17%),
4.00%, 06/01/2026
(a),(b)
328,000 307,748
(5-year Treasury Constant Maturity Rate +
4.97%),
5.38%, 06/01/2025
(a),(b)
375,000 370,791
Discover Financial Services
(5-year Treasury Constant Maturity Rate +
5.78%),
6.13%, 06/23/2025
(a),(b)
575,000 568,832
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.36%),
7.76%, 09/15/2028
(a),(b)
460,000 477,856
$ 2,705,270
Electric - 6 .95%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate +
3.20%),
4.35%, 01/15/2027
(a),(b)
700,000 656,819
(5-year Treasury Constant Maturity Rate +
2.99%),
4.65%, 12/15/2024
(a),(b)
460,000 456,471
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate +
3.39%),
4.88%, 09/16/2024
(a),(b)
575,000 570,026
$ 1,683,316
Insurance - 0 .88%
MetLife, Inc.
(5-year Treasury Constant Maturity Rate +
3.58%),
3.85%, 09/15/2025
(a),(b)
220,000 212,929
Oil & Gas - 1 .70%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate +
2.15%),
6.45%, 12/01/2033
(a),(b)
400,000 410,893
TOTAL BONDS a $ 21,921,537
INVESTMENT COMPANIES - 1 .19 % Shares Held Value
Money Market Funds - 1 .19% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(e)
289,141 $ 289,141
TOTAL INVESTMENT COMPANIES a $ 289,141
Total Investments $ 23,980,136
Other Assets and Liabilities - 1.04% 250,989
TOTAL NET ASSETS - 100.00% $ 24,231,125
(a)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,916,887 or 7.91% of net assets.
(d)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $4,469,625 or 18.45% of net assets.
(e)
1-day yield shown as of period end.

Schedule of Investments
Principal U.S. Mega-Cap ETF
June 30, 2024
See accompanying notes.
COMMON STOCKS - 99 .58 % Shares Held Value
Auto Manufacturers - 1 .97% - —
Tesla, Inc.
(a)
243,493 $ 48,182,395
Banks - 5 .86%
Bank of America Corp. 1,344,084 53,454,220
JPMorgan Chase & Co. 285,900 57,826,134
Wells Fargo & Co. 534,915 31,768,602
$ 143,048,956
Beverages - 2 .44%
Coca-Cola Co. 626,852 39,899,130
PepsiCo, Inc. 119,054 19,635,576
$ 59,534,706
Chemicals - 1 .09%
Linde PLC 60,339 26,477,356
Computers - 9 .36%
Accenture PLC, Class A 211,270 64,101,431
Apple, Inc. 780,275 164,341,520
$ 228,442,951
Cosmetics & Personal Care - 1 .74%
Procter & Gamble Co. 257,216 42,420,063
Diversified Financial Services - 5 .49%
Mastercard, Inc., Class A 155,485 68,593,763
Visa, Inc., Class A 249,398 65,459,493
$ 134,053,256
Electric - 0 .81%
NextEra Energy, Inc. 279,391 19,783,677
Environmental Control - 0 .30%
Veralto Corp. 76,981 7,349,376
Healthcare - Products - 5 .48%
Abbott Laboratories 359,529 37,358,659
Danaher Corp. 230,805 57,666,629
Thermo Fisher Scientific, Inc. 70,213 38,827,789
$ 133,853,077
Healthcare - Services - 2 .51%
UnitedHealth Group, Inc. 120,371 61,300,135
Insurance - 1 .13%
Berkshire Hathaway, Inc., Class B
(a)
67,928 27,633,110
Internet - 11 .00%
Alphabet, Inc., Class A 552,935 100,717,110
Amazon.com, Inc.
(a)
375,788 72,621,031
Meta Platforms, Inc., Class A 188,895 95,244,637
$ 268,582,778
Media - 1 .84%
Comcast Corp., Class A 584,528 22,890,116
Walt Disney Co. 221,578 22,000,480
$ 44,890,596
Oil & Gas - 3 .89%
Chevron Corp. 237,292 37,117,215
Exxon Mobil Corp. 502,027 57,793,348
$ 94,910,563
Pharmaceuticals - 8 .78%
AbbVie, Inc. 247,221 42,403,346
Eli Lilly & Co. 57,354 51,927,165
Johnson & Johnson 247,482 36,171,969
Merck & Co., Inc. 347,983 43,080,295
Pfizer, Inc. 1,451,610 40,616,048
$ 214,198,823
Retail - 7 .90%
Costco Wholesale Corp. 115,099 97,832,999
Home Depot, Inc. 133,855 46,078,245
McDonald's Corp. 75,687 19,288,075
Walmart, Inc. 439,005 29,725,029
$ 192,924,348
Semiconductors - 13 .52%
Broadcom, Inc. 63,521 101,984,871
NVIDIA Corp. 1,487,288 183,739,560
Texas Instruments, Inc. 226,842 44,127,574
$ 329,852,005
Software - 12 .80%
Adobe, Inc.
(a)
154,294 85,716,489
Microsoft Corp. 391,015 174,764,154
COMMON STOCKS (continued) Shares Held Value
Software (continued)
Salesforce, Inc. 201,926 $ 51,915,175
$ 312,395,818
Telecommunications - 1 .67%
Cisco Systems, Inc. 856,177 40,676,969
TOTAL COMMON STOCKS a $ 2,430,510,958
INVESTMENT COMPANIES - 0 .40 % Shares Held Value
Money Market Funds - 0 .40% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(b)
9,731,766 $ 9,731,766
TOTAL INVESTMENT COMPANIES a $ 9,731,766
Total Investments $ 2,440,242,724
Other Assets and Liabilities - 0.02% 456,922
TOTAL NET ASSETS - 100.00% $ 2,440,699,646
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2024
See accompanying notes.
COMMON STOCKS - 99 .50 % Shares Held Value
Advertising - 0 .02% - —
Advantage Solutions, Inc.
(a)
37,600 $ 121,072
Aerospace & Defense - 0 .53%
Leonardo DRS, Inc.
(a)
58,038 1,480,549
Moog, Inc., Class A 9,562 1,599,723
$ 3,080,272
Agriculture - 0 .33%
Andersons, Inc. 7,433 368,677
Dole PLC 23,134 283,160
Fresh Del Monte Produce, Inc. 10,226 223,438
Turning Point Brands, Inc. 6,230 199,921
Universal Corp. 6,019 290,055
Vital Farms, Inc.
(a)
12,561 587,478
$ 1,952,729
Apparel - 0 .54%
Kontoor Brands, Inc. 20,613 1,363,550
Oxford Industries, Inc. 7,211 722,182
Steven Madden Ltd. 25,667 1,085,714
$ 3,171,446
Auto Manufacturers - 0 .40%
Blue Bird Corp.
(a)
24,399 1,313,886
REV Group, Inc. 13,469 335,243
Wabash National Corp. 31,938 697,526
$ 2,346,655
Auto Parts & Equipment - 0 .41%
Fox Factory Holding Corp.
(a)
15,854 764,004
Standard Motor Products, Inc. 5,268 146,082
Visteon Corp.
(a)
11,834 1,262,688
XPEL, Inc.
(a)
6,484 230,571
$ 2,403,345
Banks - 7 .66%
Amalgamated Financial Corp. 15,883 435,194
Ameris Bancorp 40,004 2,014,201
Bancorp, Inc.
(a)
42,136 1,591,055
Bank of NT Butterfield & Son Ltd. 24,385 856,401
Byline Bancorp, Inc. 13,561 321,938
Cadence Bank 155,692 4,402,970
Central Pacific Financial Corp. 18,579 393,875
City Holding Co. 7,703 818,444
ConnectOne Bancorp, Inc. 17,577 332,030
Customers Bancorp, Inc.
(a)
34,912 1,675,078
CVB Financial Corp. 98,119 1,691,572
Eagle Bancorp, Inc. 26,105 493,384
Enterprise Financial Services Corp. 15,763 644,864
FB Financial Corp. 16,104 628,539
First BanCorp 123,781 2,263,954
First Merchants Corp. 26,225 873,030
Fulton Financial Corp. 112,610 1,912,118
Heartland Financial USA, Inc. 22,386 995,058
Heritage Financial Corp. 21,892 394,713
Independent Bank Corp. 10,788 291,276
Independent Bank Corp. 27,433 1,391,402
International Bancshares Corp. 24,016 1,373,955
Live Oak Bancshares, Inc. 21,555 755,718
Mercantile Bank Corp. 6,761 274,294
Merchants Bancorp 13,429 544,412
Metropolitan Bank Holding Corp.
(a)
12,555 528,440
Nicolet Bankshares, Inc. 4,749 394,357
OFG Bancorp 24,644 922,918
Old National Bancorp 213,942 3,677,663
Old Second Bancorp, Inc. 24,659 365,200
Peoples Bancorp, Inc. 14,722 441,660
Preferred Bank 9,486 716,098
Premier Financial Corp. 16,566 338,940
QCR Holdings, Inc. 5,867 352,020
S&T Bancorp, Inc. 17,772 593,407
SouthState Corp. 43,056 3,290,339
TriCo Bancshares 10,842 429,018
Triumph Financial, Inc.
(a)
16,793 1,372,828
UMB Financial Corp. 24,876 2,075,156
Veritex Holdings, Inc. 42,041 886,645
COMMON STOCKS (continued) Shares Held Value
Banks (continued)
Westamerica BanCorp 18,185 $ 882,518
$ 44,636,682
Beverages - 0 .45%
Coca-Cola Consolidated, Inc. 1,609 1,745,765
Vita Coco Co., Inc.
(a)
31,930 889,250
$ 2,635,015
Biotechnology - 3 .85%
ACADIA Pharmaceuticals, Inc.
(a)
61,046 991,998
ADMA Biologics, Inc.
(a)
95,995 1,073,224
Amicus Therapeutics, Inc.
(a)
190,939 1,894,115
ANI Pharmaceuticals, Inc.
(a)
7,703 490,527
Arcellx, Inc.
(a)
29,706 1,639,474
Arcturus Therapeutics Holdings, Inc.
(a)
12,657 308,198
Ardelyx, Inc.
(a)
106,983 792,744
Bridgebio Pharma, Inc.
(a)
105,682 2,676,925
Chinook Therapeutics, Inc.
(a),(b)
9,658 3,863
Dynavax Technologies Corp.
(a)
113,035 1,269,383
Evolus, Inc.
(a)
23,375 253,619
EyePoint Pharmaceuticals, Inc.
(a)
1,177 10,240
Halozyme Therapeutics, Inc.
(a)
78,139 4,091,358
Innoviva, Inc.
(a)
35,448 581,347
Intra-Cellular Therapies, Inc.
(a)
46,670 3,196,428
Kiniksa Pharmaceuticals International PLC
(a)
21,292 397,522
Ligand Pharmaceuticals, Inc.
(a)
5,460 460,060
Liquidia Corp.
(a),(c)
22,239 266,868
MacroGenics, Inc.
(a)
22,354 95,004
Organogenesis Holdings, Inc.
(a)
30,864 86,419
Veracyte, Inc.
(a)
35,009 758,645
Vericel Corp.
(a)
19,994 917,325
Zymeworks, Inc.
(a)
22,438 190,947
$ 22,446,233
Building Materials - 3 .10%
AAON, Inc. 26,704 2,329,657
American Woodmark Corp.
(a)
7,351 577,788
Apogee Enterprises, Inc. 9,191 577,516
Boise Cascade Co. 16,190 1,930,172
Gibraltar Industries, Inc.
(a)
12,592 863,182
Griffon Corp. 30,359 1,938,726
JELD-WEN Holding, Inc.
(a)
29,749 400,719
LSI Industries, Inc. 11,325 163,873
Masterbrand, Inc.
(a)
50,979 748,372
Modine Manufacturing Co.
(a)
23,723 2,376,807
Simpson Manufacturing Co., Inc. 15,189 2,559,802
Summit Materials, Inc., Class A
(a)
36,805 1,347,431
UFP Industries, Inc. 20,043 2,244,816
$ 18,058,861
Chemicals - 1 .33%
AdvanSix, Inc. 8,328 190,878
Balchem Corp. 5,240 806,698
Cabot Corp. 16,080 1,477,591
Hawkins, Inc. 5,284 480,844
HB Fuller Co. 16,840 1,296,006
Ingevity Corp.
(a)
11,480 501,791
Innospec, Inc. 4,094 505,977
Koppers Holdings, Inc. 7,237 267,697
Orion SA 19,206 421,380
Quaker Chemical Corp. 4,818 817,614
Rogers Corp.
(a)
8,013 966,448
$ 7,732,924
Coal - 1 .97%
Alpha Metallurgical Resources, Inc. 9,149 2,566,569
Arch Resources, Inc. 15,955 2,428,830
CONSOL Energy, Inc.
(a)
15,861 1,618,298
Hallador Energy Co.
(a)
12,244 95,136
Peabody Energy Corp. 85,475 1,890,707
Ramaco Resources, Inc., Class A 59,734 743,688
SunCoke Energy, Inc. 26,518 259,876
Warrior Met Coal, Inc. 29,575 1,856,423
$ 11,459,527

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2024
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Commercial Services - 5 .11%
Adtalem Global Education, Inc.
(a)
22,501 $ 1,534,793
Alarm.com Holdings, Inc.
(a)
15,395 978,198
AMN Healthcare Services, Inc.
(a)
29,853 1,529,369
API Group Corp.
(a)
84,817 3,191,664
Barrett Business Services, Inc. 9,984 327,176
Brink's Co. 17,161 1,757,286
CBIZ, Inc.
(a)
15,670 1,161,147
CRA International, Inc. 2,267 390,423
Cross Country Healthcare, Inc.
(a)
20,403 282,378
EVERTEC, Inc. 30,737 1,022,005
First Advantage Corp. 20,722 333,003
Huron Consulting Group, Inc.
(a)
7,294 718,459
ICF International, Inc. 7,771 1,153,683
Insperity, Inc. 16,512 1,506,060
Kforce, Inc. 8,331 517,605
LiveRamp Holdings, Inc.
(a)
30,190 934,079
Medifast, Inc. 9,175 200,198
National Research Corp. 4,182 95,977
Payoneer Global, Inc.
(a)
264,584 1,465,795
Perdoceo Education Corp. 18,143 388,623
PROG Holdings, Inc. 39,881 1,383,073
Progyny, Inc.
(a)
40,365 1,154,843
StoneCo Ltd., Class A
(a)
220,866 2,648,183
Stride, Inc.
(a)
26,969 1,901,314
Target Hospitality Corp.
(a)
25,771 224,465
Transcat, Inc.
(a)
3,072 367,657
TriNet Group, Inc. 17,465 1,746,500
Upbound Group, Inc. 16,530 507,471
ZipRecruiter, Inc., Class A
(a)
37,363 339,630
$ 29,761,057
Computers - 4 .09%
ASGN, Inc.
(a)
20,421 1,800,520
Corsair Gaming, Inc.
(a)
41,701 460,379
Cricut, Inc., Class A 27,974 167,564
ExlService Holdings, Inc.
(a)
59,212 1,856,888
Grid Dynamics Holdings, Inc.
(a)
33,870 355,974
Insight Enterprises, Inc.
(a)
10,399 2,062,746
Integral Ad Science Holding Corp.
(a)
53,708 522,042
Mitek Systems, Inc.
(a)
38,592 431,459
Parsons Corp.
(a)
40,899 3,345,947
Qualys, Inc.
(a)
17,709 2,525,303
Rapid7, Inc.
(a)
35,085 1,516,724
Super Micro Computer, Inc.
(a)
6,991 5,728,076
Varonis Systems, Inc.
(a)
63,659 3,053,722
$ 23,827,344
Cosmetics & Personal Care - 1 .13%
elf Beauty, Inc.
(a)
24,099 5,078,141
Inter Parfums, Inc. 4,451 516,450
Prestige Consumer Healthcare, Inc.
(a)
14,294 984,142
$ 6,578,733
Distribution & Wholesale - 0 .47%
G-III Apparel Group Ltd.
(a)
26,821 726,044
Hudson Technologies, Inc.
(a)
24,005 211,004
Rush Enterprises, Inc., Class A 26,742 1,119,688
ScanSource, Inc.
(a)
15,551 689,065
$ 2,745,801
Diversified Financial Services - 3 .32%
AssetMark Financial Holdings, Inc.
(a)
11,076 382,676
Enact Holdings, Inc. 30,280 928,385
Enova International, Inc.
(a)
25,370 1,579,283
Federal Agricultural Mortgage Corp., Class C 5,356 968,472
Hamilton Lane, Inc., Class A 16,968 2,096,905
Mr. Cooper Group, Inc.
(a)
44,269 3,595,971
Pagseguro Digital Ltd., Class A
(a)
304,251 3,556,694
PJT Partners, Inc., Class A 24,265 2,618,436
Victory Capital Holdings, Inc., Class A 41,348 1,973,540
Virtus Investment Partners, Inc. 4,605 1,040,039
World Acceptance Corp.
(a)
4,700 580,826
$ 19,321,227
COMMON STOCKS (continued) Shares Held Value
Electric - 1 .52%
ALLETE, Inc. 37,080 $ 2,311,938
Black Hills Corp. 53,107 2,887,959
Genie Energy Ltd., Class B 30,875 451,392
MGE Energy, Inc. 18,935 1,414,823
Otter Tail Corp. 20,781 1,820,208
$ 8,886,320
Electrical Components & Equipment - 1 .00%
Belden, Inc. 15,269 1,432,232
Energizer Holdings, Inc. 17,583 519,402
EnerSys 17,728 1,835,203
Insteel Industries, Inc. 8,393 259,847
Novanta, Inc.
(a)
8,598 1,402,420
Powell Industries, Inc. 2,823 404,818
$ 5,853,922
Electronics - 2 .43%
Atkore, Inc. 27,589 3,722,584
Badger Meter, Inc. 8,836 1,646,589
Bel Fuse, Inc., Class B 7,617 496,933
CTS Corp. 14,594 738,894
ESCO Technologies, Inc. 6,751 709,125
Kimball Electronics, Inc.
(a)
16,129 354,515
Mesa Laboratories, Inc. 3,470 301,092
Napco Security Technologies, Inc. 20,560 1,068,092
NVE Corp. 4,874 364,039
OSI Systems, Inc.
(a)
6,563 902,544
Plexus Corp.
(a)
9,058 934,604
Sanmina Corp.
(a)
21,270 1,409,138
Vishay Intertechnology, Inc. 68,943 1,537,429
$ 14,185,578
Energy - Alternate Sources - 0 .04%
Montauk Renewables, Inc.
(a)
16,985 96,815
REX American Resources Corp.
(a)
2,939 133,989
$ 230,804
Engineering & Construction - 2 .67%
Arcosa, Inc. 17,795 1,484,281
Comfort Systems USA, Inc. 17,515 5,326,662
Construction Partners, Inc., Class A
(a)
19,411 1,071,681
Frontdoor, Inc.
(a)
32,015 1,081,787
IES Holdings, Inc.
(a)
3,508 488,770
Limbach Holdings, Inc.
(a)
10,487 597,025
MYR Group, Inc.
(a)
7,813 1,060,302
Primoris Services Corp. 27,843 1,389,087
Sterling Infrastructure, Inc.
(a)
25,842 3,058,142
$ 15,557,737
Entertainment - 0 .32%
Accel Entertainment, Inc.
(a)
12,863 131,974
IMAX Corp.
(a)
58,059 973,650
Lions Gate Entertainment Corp., Class B
(a)
62,126 532,420
Monarch Casino & Resort, Inc. 3,411 232,391
$ 1,870,435
Environmental Control - 0 .07%
CECO Environmental Corp.
(a)
14,965 431,740
Food - 1 .16%
Cal-Maine Foods, Inc. 23,425 1,431,502
John B Sanfilippo & Son, Inc. 2,299 223,394
Lancaster Colony Corp. 3,716 702,212
Simply Good Foods Co.
(a)
24,824 896,891
Sprouts Farmers Market, Inc.
(a)
41,977 3,511,796
$ 6,765,795
Forest Products & Paper - 0 .17%
Sylvamo Corp. 14,256 977,962
Gas - 0 .90%
Chesapeake Utilities Corp. 18,898 2,006,967
ONE Gas, Inc. 50,376 3,216,508
$ 5,223,475
Hand & Machine Tools - 0 .25%
Cadre Holdings, Inc. 12,018 403,324
Franklin Electric Co., Inc. 10,916 1,051,429
$ 1,454,753

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2024
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products - 5 .72%
Artivion, Inc.
(a)
13,450 $ 344,992
Atrion Corp. 496 224,405
Avanos Medical, Inc.
(a)
18,129 361,130
Axonics, Inc.
(a)
30,944 2,080,365
CONMED Corp. 29,793 2,065,251
Haemonetics Corp.
(a)
20,572 1,701,922
Inari Medical, Inc.
(a)
41,058 1,976,943
Inmode Ltd.
(a)
86,362 1,575,243
Integer Holdings Corp.
(a)
12,547 1,452,817
Lantheus Holdings, Inc.
(a)
59,253 4,757,423
LeMaitre Vascular, Inc. 5,270 433,616
LivaNova PLC
(a)
30,967 1,697,611
Merit Medical Systems, Inc.
(a)
28,982 2,491,003
MiMedx Group, Inc.
(a)
38,500 266,805
Neogen Corp.
(a)
125,707 1,964,800
OmniAb, Inc., Earnout Shares
(a)
1,130 —
OmniAb, Inc., Earnout Shares
(a)
1,130 —
Omnicell, Inc.
(a)
33,651 910,933
OraSure Technologies, Inc.
(a)
44,259 188,543
Patterson Cos., Inc. 56,715 1,367,966
Quanterix Corp.
(a)
19,259 254,411
RxSight, Inc.
(a)
23,091 1,389,385
Semler Scientific, Inc.
(a)
3,098 106,571
STAAR Surgical Co.
(a)
56,802 2,704,343
Tactile Systems Technology, Inc.
(a)
16,900 201,786
Twist Bioscience Corp.
(a)
30,091 1,482,884
UFP Technologies, Inc.
(a)
3,417 901,644
Varex Imaging Corp.
(a)
18,140 267,202
Zynex, Inc.
(a),(c)
17,461 162,737
$ 33,332,731
Healthcare - Services - 1 .93%
Accolade, Inc.
(a)
17,780 63,653
Addus HomeCare Corp.
(a)
4,609 535,151
Astrana Health, Inc.
(a)
10,124 410,630
CorVel Corp.
(a)
1,916 487,181
Ensign Group, Inc. 14,301 1,768,891
HealthEquity, Inc.
(a)
42,855 3,694,101
LifeStance Health Group, Inc.
(a)
60,863 298,837
National HealthCare Corp. 6,025 653,110
Pediatrix Medical Group, Inc.
(a)
41,497 313,302
Pennant Group, Inc.
(a)
7,127 165,275
RadNet, Inc.
(a)
22,924 1,350,682
Select Medical Holdings Corp. 31,905 1,118,589
U.S. Physical Therapy, Inc. 4,180 386,316
$ 11,245,718
Home Builders - 3 .35%
Beazer Homes USA, Inc.
(a)
17,600 483,648
Cavco Industries, Inc.
(a)
3,076 1,064,819
Century Communities, Inc. 7,841 640,296
Dream Finders Homes, Inc., Class A
(a)
15,040 388,333
Forestar Group, Inc.
(a)
12,098 387,015
Green Brick Partners, Inc.
(a)
12,696 726,719
Hovnanian Enterprises, Inc., Class A
(a)
2,800 397,376
Installed Building Products, Inc. 8,654 1,779,955
KB Home 48,606 3,411,169
Landsea Homes Corp.
(a)
7,920 72,785
LCI Industries 9,840 1,017,259
M/I Homes, Inc.
(a)
13,355 1,631,180
Meritage Homes Corp. 13,685 2,214,917
Skyline Champion Corp.
(a)
12,770 865,167
Taylor Morrison Home Corp.
(a)
36,931 2,047,455
Tri Pointe Homes, Inc.
(a)
31,595 1,176,914
Winnebago Industries, Inc. 22,266 1,206,817
$ 19,511,824
Home Furnishings - 0 .23%
Daktronics, Inc.
(a)
78,957 1,101,450
Ethan Allen Interiors, Inc. 8,515 237,483
$ 1,338,933
Household Products & Wares - 0 .47%
Central Garden & Pet Co.
(a)
4,119 158,581
COMMON STOCKS (continued) Shares Held Value
Household Products & Wares (continued)
Central Garden & Pet Co., Class A
(a)
9,828 $ 324,619
Helen of Troy Ltd.
(a)
10,669 989,443
Quanex Building Products Corp. 9,484 262,233
WD-40 Co. 4,604 1,011,223
$ 2,746,099
Insurance - 3 .18%
Essent Group Ltd. 44,684 2,510,794
Goosehead Insurance, Inc., Class A
(a)
21,442 1,231,629
HCI Group, Inc. 11,719 1,080,140
Jackson Financial, Inc., Class A 70,310 5,221,221
NMI Holdings, Inc., Class A
(a)
46,756 1,591,574
Palomar Holdings, Inc.
(a)
15,669 1,271,539
Selective Insurance Group, Inc. 30,330 2,845,864
SiriusPoint Ltd.
(a)
53,872 657,238
Skyward Specialty Insurance Group, Inc.
(a)
47,127 1,705,055
Universal Insurance Holdings, Inc. 22,451 421,181
$ 18,536,235
Internet - 2 .08%
Cargurus, Inc.
(a)
52,411 1,373,168
ePlus, Inc.
(a)
9,686 713,664
HealthStream, Inc. 4,883 136,236
Opendoor Technologies, Inc.
(a)
629,244 1,157,809
Perficient, Inc.
(a)
12,181 911,017
Q2 Holdings, Inc.
(a)
34,322 2,070,646
Shutterstock, Inc. 30,821 1,192,773
Solo Brands, Inc., Class A
(a)
19,806 45,158
Sprinklr, Inc., Class A
(a)
90,958 875,016
Squarespace, Inc., Class A
(a)
38,765 1,691,317
TechTarget, Inc.
(a)
9,916 309,082
Yelp, Inc.
(a)
45,258 1,672,283
$ 12,148,169
Iron & Steel - 1 .04%
Carpenter Technology Corp. 29,082 3,186,806
Commercial Metals Co. 52,574 2,891,044
$ 6,077,850
Leisure Time - 0 .24%
Acushnet Holdings Corp. 12,073 766,394
Malibu Boats, Inc., Class A
(a)
7,742 271,280
MasterCraft Boat Holdings, Inc.
(a)
4,922 92,927
Xponential Fitness, Inc., Class A
(a)
15,786 246,262
$ 1,376,863
Machinery - Construction & Mining - 0 .45%
Terex Corp. 47,964 2,630,346
Machinery - Diversified - 1 .49%
Alamo Group, Inc. 3,665 634,045
Applied Industrial Technologies, Inc. 14,003 2,716,582
CSW Industrials, Inc. 5,325 1,412,776
DXP Enterprises, Inc.
(a)
4,408 202,063
Kadant, Inc. 5,012 1,472,425
Tennant Co. 7,825 770,293
Watts Water Technologies, Inc., Class A 7,947 1,457,241
$ 8,665,425
Media - 0 .58%
AMC Networks, Inc., Class A
(a)
24,248 234,235
Gray Television, Inc. 53,374 277,545
Liberty Latin America Ltd., Class A
(a)
18,928 181,898
Liberty Latin America Ltd., Class C
(a)
53,069 510,524
Sinclair, Inc. 18,924 252,257
TEGNA, Inc. 137,187 1,912,387
$ 3,368,846
Metal Fabrication & Hardware - 0 .71%
Mueller Industries, Inc. 43,311 2,466,128
Olympic Steel, Inc. 3,544 158,878
Ryerson Holding Corp. 10,774 210,093
Standex International Corp. 4,035 650,240
Worthington Enterprises, Inc. 13,551 641,369
$ 4,126,708
Mining - 0 .13%
Constellium SE
(a)
28,049 528,724

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2024
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Mining (continued)
U.S. Lime & Minerals, Inc. 633 $ 230,526
$ 759,250
Miscellaneous Manufacturers - 0 .85%
Fabrinet
(a)
12,116 2,965,876
Federal Signal Corp. 18,522 1,549,736
Materion Corp. 4,163 450,145
$ 4,965,757
Multi-National - 0 .07%
Banco Latinoamericano de Comercio Exterior
SA 14,358 426,002
Oil & Gas - 4 .24%
California Resources Corp. 19,257 1,024,858
Chord Energy Corp. 16,406 2,750,958
CNX Resources Corp.
(a)
94,828 2,304,320
CVR Energy, Inc. 25,408 680,172
Evolution Petroleum Corp. 12,956 68,278
Granite Ridge Resources, Inc. 21,910 138,690
Gulfport Energy Corp.
(a)
5,837 881,387
Matador Resources Co. 44,037 2,624,605
Par Pacific Holdings, Inc.
(a)
23,592 595,698
PBF Energy, Inc., Class A 66,999 3,083,294
Permian Resources Corp. 294,105 4,749,796
SM Energy Co. 44,696 1,932,208
Vitesse Energy, Inc. 8,661 205,266
Weatherford International PLC
(a)
30,122 3,688,439
$ 24,727,969
Oil & Gas Services - 1 .22%
ChampionX Corp. 55,822 1,853,849
Helix Energy Solutions Group, Inc.
(a)
65,380 780,637
Liberty Energy, Inc. 84,912 1,773,812
Newpark Resources, Inc.
(a)
29,224 242,851
Tidewater, Inc.
(a)
25,891 2,465,082
$ 7,116,231
Packaging & Containers - 0 .11%
Greif, Inc., Class A 7,690 441,944
Pactiv Evergreen, Inc. 16,712 189,180
$ 631,124
Pharmaceuticals - 2 .70%
Alkermes PLC
(a)
106,431 2,564,987
Amneal Pharmaceuticals, Inc.
(a)
73,017 463,658
Amphastar Pharmaceuticals, Inc.
(a)
28,563 1,142,520
BellRing Brands, Inc.
(a)
44,099 2,519,817
Catalyst Pharmaceuticals, Inc.
(a)
81,004 1,254,752
Collegium Pharmaceutical, Inc.
(a)
18,331 590,258
Corcept Therapeutics, Inc.
(a)
62,554 2,032,379
Harmony Biosciences Holdings, Inc.
(a)
24,258 731,864
Ironwood Pharmaceuticals, Inc.
(a)
103,382 674,051
Option Care Health, Inc.
(a)
83,852 2,322,700
Pacira BioSciences, Inc.
(a)
27,099 775,302
PetIQ, Inc.
(a)
15,511 342,173
Phibro Animal Health Corp., Class A 10,492 175,951
Xeris Biopharma Holdings, Inc.
(a)
53,072 119,412
$ 15,709,824
Real Estate - 0 .26%
McGrath RentCorp 6,683 712,074
RMR Group, Inc., Class A 5,580 126,108
St. Joe Co. 12,136 663,839
$ 1,502,021
REITs - 5 .48%
Acadia Realty Trust 60,380 1,082,010
Alexander's, Inc. 711 159,875
American Assets Trust, Inc. 24,708 552,965
Apple Hospitality REIT, Inc. 163,958 2,383,949
Armada Hoffler Properties, Inc. 22,977 254,815
Broadstone Net Lease, Inc. 79,719 1,265,141
CareTrust REIT, Inc. 96,137 2,413,039
CBL & Associates Properties, Inc. 5,477 128,052
Centerspace 4,932 333,551
DiamondRock Hospitality Co. 126,583 1,069,626
Empire State Realty Trust, Inc., Class A 81,728 766,609
COMMON STOCKS (continued) Shares Held Value
REITs (continued)
Essential Properties Realty Trust, Inc. 93,945 $ 2,603,216
Four Corners Property Trust, Inc. 43,773 1,079,880
Franklin BSP Realty Trust, Inc. 34,507 434,788
Global Medical REIT, Inc. 24,150 219,282
Hudson Pacific Properties, Inc. 175,804 845,617
Innovative Industrial Properties, Inc. 17,737 1,937,235
Kite Realty Group Trust 136,088 3,045,649
KKR Real Estate Finance Trust, Inc. 50,290 455,125
NexPoint Residential Trust, Inc. 9,677 382,338
Piedmont Office Realty Trust, Inc., Class A 69,784 505,934
Ryman Hospitality Properties, Inc. 29,468 2,942,675
Service Properties Trust 56,979 292,872
SITE Centers Corp. 154,462 2,239,699
Tanger, Inc. 55,561 1,506,259
Terreno Realty Corp. 39,174 2,318,317
Uniti Group, Inc. 108,245 316,075
Universal Health Realty Income Trust 3,457 135,307
Whitestone REIT 20,670 275,118
$ 31,945,018
Retail - 5 .68%
Academy Sports & Outdoors, Inc. 58,472 3,113,634
Beacon Roofing Supply, Inc.
(a)
46,296 4,189,788
Bloomin' Brands, Inc. 51,477 989,903
BlueLinx Holdings, Inc.
(a)
5,218 485,744
Boot Barn Holdings, Inc.
(a)
38,053 4,906,173
Buckle, Inc. 23,045 851,282
Build-A-Bear Workshop, Inc. 12,607 318,579
Chuy's Holdings, Inc.
(a)
4,898 126,956
Dillard's, Inc., Class A
(c)
4,352 1,916,577
FirstCash Holdings, Inc. 21,607 2,266,142
GMS, Inc.
(a)
17,702 1,426,958
Group 1 Automotive, Inc. 5,820 1,730,170
Guess?, Inc. 41,052 837,461
Hibbett, Inc. 9,542 832,158
Jack in the Box, Inc. 15,618 795,581
La-Z-Boy, Inc. 14,722 548,836
Patrick Industries, Inc. 4,950 537,323
PC Connection, Inc. 7,346 471,613
PriceSmart, Inc. 5,584 453,421
Shoe Carnival, Inc. 8,407 310,134
Signet Jewelers Ltd. 28,386 2,542,818
Urban Outfitters, Inc.
(a)
70,436 2,891,398
Vera Bradley, Inc.
(a)
13,558 84,873
Winmark Corp. 1,272 448,545
$ 33,076,067
Savings & Loans - 0 .34%
OceanFirst Financial Corp. 30,118 478,575
WSFS Financial Corp. 32,174 1,512,178
$ 1,990,753
Semiconductors - 3 .69%
ACM Research, Inc., Class A
(a)
65,892 1,519,469
Amkor Technology, Inc. 48,344 1,934,727
Axcelis Technologies, Inc.
(a)
30,758 4,373,480
Diodes, Inc.
(a)
22,226 1,598,716
MACOM Technology Solutions Holdings, Inc.
(a)
24,982 2,784,744
Onto Innovation, Inc.
(a)
17,203 3,777,091
Photronics, Inc.
(a)
30,069 741,802
Rambus, Inc.
(a)
58,780 3,453,913
Veeco Instruments, Inc.
(a)
28,282 1,321,052
$ 21,504,994
Software - 4 .26%
8x8, Inc.
(a)
170,635 378,810
ACI Worldwide, Inc.
(a)
42,268 1,673,390
Adeia, Inc. 43,318 484,512
Agilysys, Inc.
(a)
12,342 1,285,296
Altair Engineering, Inc., Class A
(a)
19,439 1,906,577
AvePoint, Inc.
(a)
69,578 725,003
Blackbaud, Inc.
(a)
13,677 1,041,777
Box, Inc., Class A
(a)
77,066 2,037,625
CommVault Systems, Inc.
(a)
13,304 1,617,367

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2024
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Software (continued)
Definitive Healthcare Corp.
(a)
34,628 $ 189,069
Digi International, Inc.
(a)
18,836 431,909
DigitalOcean Holdings, Inc.
(a)
48,580 1,688,155
Donnelley Financial Solutions, Inc.
(a)
16,932 1,009,486
Enfusion, Inc., Class A
(a)
49,986 425,881
Health Catalyst, Inc.
(a)
23,548 150,472
Immersion Corp. 54,486 512,713
N-able, Inc.
(a)
38,865 591,914
PowerSchool Holdings, Inc., Class A
(a)
34,690 776,709
Privia Health Group, Inc.
(a)
46,616 810,186
Progress Software Corp. 19,529 1,059,643
PubMatic, Inc., Class A
(a)
24,587 499,362
Sapiens International Corp. NV 15,235 516,924
Simulations Plus, Inc. 5,603 272,418
SPS Commerce, Inc.
(a)
8,516 1,602,371
Verra Mobility Corp.
(a)
80,292 2,183,942
Vimeo, Inc.
(a)
65,421 244,020
Weave Communications, Inc.
(a)
32,271 291,084
Yext, Inc.
(a)
79,357 424,560
$ 24,831,175
Telecommunications - 0 .86%
Extreme Networks, Inc.
(a)
132,939 1,788,029
Globalstar, Inc.
(a)
367,333 411,413
IDT Corp., Class B 5,414 194,471
InterDigital, Inc. 19,752 2,302,293
Preformed Line Products Co. 1,198 149,199
Spok Holdings, Inc. 9,848 145,849
$ 4,991,254
Toys, Games & Hobbies - 0 .02%
JAKKS Pacific, Inc.
(a)
6,621 118,582
Transportation - 2 .67%
ArcBest Corp. 18,594 1,991,046
Ardmore Shipping Corp. 20,738 467,227
Costamare, Inc. 39,765 653,339
Covenant Logistics Group, Inc. 3,450 170,050
DHT Holdings, Inc. 68,236 789,490
Dorian LPG Ltd. 42,571 1,786,279
Forward Air Corp.
(c)
39,771 757,240
International Seaways, Inc. 18,502 1,094,023
Matson, Inc. 18,604 2,436,566
Nordic American Tankers Ltd. 108,769 432,901
Overseas Shipholding Group, Inc., Class A 12,745 108,078
Pangaea Logistics Solutions Ltd. 20,972 164,211
Safe Bulkers, Inc. 58,567 340,860
Scorpio Tankers, Inc. 35,831 2,912,702
Teekay Corp.
(a)
17,069 153,109
Teekay Tankers Ltd., Class A 13,645 938,912
World Kinect Corp. 14,536 375,029
$ 15,571,062
Water - 0 .21%
Consolidated Water Co. Ltd. 15,498 411,317
SJW Group 14,914 808,637
$ 1,219,954
TOTAL COMMON STOCKS a $ 579,910,228
INVESTMENT COMPANIES - 0 .68 % Shares Held Value
Money Market Funds - 0 .68% - —
Principal Government Money Market Fund,
Class R-6 5.23%
(d),(e),(f)
1,899,837 $ 1,899,837
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(d)
2,058,120 2,058,120
TOTAL INVESTMENT COMPANIES a $ 3,957,957
Total Investments $ 583,868,185
Other Assets and Liabilities - (0.18%) (1,040,278)
TOTAL NET ASSETS - 100.00% $ 582,827,907
(a)
Non-income producing security.
(b)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(c)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,875,331 or 0.32% of net assets.
(d)
1-day yield shown as of period end.
(e)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,899,837 or 0.33% of net assets.

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2024
See accompanying notes.
Affiliated Securities
June 30, 2023
Value
Purchases
Cost
Sales
Proceeds
June 30, 2024
Value
Principal Government Money Market Fund, Class R-6 5.23% $ 847,907 $ 17,151,870 $ 16,099,940 $ 1,899,837
$ 847,907 $ 17,151,870 $ 16,099,940 $ 1,899,837
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 5.23% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Value ETF
June 30, 2024
See accompanying notes.
COMMON STOCKS - 99 .32 % Shares Held Value
Aerospace & Defense - 1 .72% - —
L3Harris Technologies, Inc. 2,519 $ 565,717
Lockheed Martin Corp. 1,308 610,967
$ 1,176,684
Agriculture - 1 .35%
Altria Group, Inc. 12,625 575,069
Archer-Daniels-Midland Co. 5,795 350,307
$ 925,376
Apparel - 0 .76%
Tapestry, Inc. 12,196 521,867
Auto Manufacturers - 0 .87%
PACCAR, Inc. 5,782 595,199
Banks - 10 .55%
Bank of America Corp. 25,045 996,040
Bank of New York Mellon Corp. 10,351 619,922
Citizens Financial Group, Inc. 14,303 515,337
Comerica, Inc. 8,177 417,354
Fifth Third Bancorp 16,282 594,130
KeyCorp 37,416 531,681
M&T Bank Corp. 3,376 510,991
Northern Trust Corp. 5,532 464,577
PNC Financial Services Group, Inc. 3,857 599,687
Regions Financial Corp. 21,667 434,207
State Street Corp. 6,179 457,246
Truist Financial Corp. 15,495 601,981
Zions Bancorp NA 11,082 480,626
$ 7,223,779
Building Materials - 1 .51%
Johnson Controls International PLC 8,118 539,603
Masco Corp. 7,447 496,492
$ 1,036,095
Chemicals - 2 .27%
CF Industries Holdings, Inc. 5,514 408,698
Linde PLC 1,922 843,393
Mosaic Co. 10,496 303,334
$ 1,555,425
Commercial Services - 1 .35%
Automatic Data Processing, Inc. 2,361 563,547
Robert Half, Inc. 5,614 359,184
$ 922,731
Computers - 6 .83%
Accenture PLC, Class A 2,417 733,342
Apple, Inc. 14,217 2,994,384
Cognizant Technology Solutions Corp., Class A 6,763 459,884
HP, Inc. 14,087 493,327
$ 4,680,937
Distribution & Wholesale - 0 .53%
Pool Corp. 1,174 360,805
Diversified Financial Services - 4 .79%
Ameriprise Financial, Inc. 1,398 597,212
Discover Financial Services 4,489 587,206
Franklin Resources, Inc. 15,333 342,692
Intercontinental Exchange, Inc. 4,631 633,938
Nasdaq, Inc. 8,702 524,382
Synchrony Financial 12,641 596,529
$ 3,281,959
Electronics - 0 .67%
Allegion PLC 3,870 457,240
Environmental Control - 0 .91%
Republic Services, Inc. 3,197 621,305
Food - 2 .46%
Conagra Brands, Inc. 14,054 399,415
General Mills, Inc. 6,686 422,956
Hershey Co. 2,095 385,124
Kroger Co. 9,542 476,432
$ 1,683,927
Hand & Machine Tools - 0 .62%
Snap-on, Inc. 1,622 423,975
Healthcare - Products - 1 .44%
Abbott Laboratories 6,856 712,407
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products (continued)
Dentsply Sirona, Inc. 11,032 $ 274,807
$ 987,214
Healthcare - Services - 0 .65%
Quest Diagnostics, Inc. 3,260 446,229
Home Builders - 0 .88%
PulteGroup, Inc. 5,455 600,595
Household Products & Wares - 0 .76%
Avery Dennison Corp. 2,378 519,950
Insurance - 7 .12%
Allstate Corp. 4,297 686,059
American International Group, Inc. 8,165 606,170
Chubb Ltd. 2,777 708,357
Cincinnati Financial Corp. 4,112 485,627
Hartford Financial Services Group, Inc. 6,238 627,168
Marsh & McLennan Cos., Inc. 3,027 637,849
MetLife, Inc. 7,582 532,181
Travelers Cos., Inc. 2,908 591,313
$ 4,874,724
Internet - 0 .40%
Amazon.com, Inc.
(a)
1,406 271,710
Iron & Steel - 0 .82%
Steel Dynamics, Inc. 4,320 559,440
Machinery - Construction & Mining - 1 .14%
Caterpillar, Inc. 2,336 778,122
Media - 2 .15%
Comcast Corp., Class A 15,995 626,364
Fox Corp., Class A 12,433 427,323
Fox Corp., Class B 13,010 416,580
$ 1,470,267
Miscellaneous Manufacturers - 1 .62%
A O Smith Corp. 6,021 492,397
Parker-Hannifin Corp. 1,223 618,606
$ 1,111,003
Oil & Gas - 7 .41%
APA Corp. 9,750 287,040
Chevron Corp. 5,542 866,880
Devon Energy Corp. 9,294 440,536
EQT Corp. 10,223 378,046
Exxon Mobil Corp. 11,352 1,306,842
Marathon Petroleum Corp. 3,520 610,649
Phillips 66 4,378 618,042
Valero Energy Corp. 3,635 569,823
$ 5,077,858
Packaging & Containers - 1 .72%
Packaging Corp. of America 2,920 533,075
Westrock Co. 12,858 646,243
$ 1,179,318
Pharmaceuticals - 2 .99%
Bristol-Myers Squibb Co. 10,420 432,742
Cencora, Inc. 2,519 567,531
CVS Health Corp. 7,665 452,695
Pfizer, Inc. 21,161 592,085
$ 2,045,053
Pipelines - 0 .85%
Williams Cos., Inc. 13,732 583,610
REITs - 7 .76%
Alexandria Real Estate Equities, Inc. 3,656 427,642
Essex Property Trust, Inc. 1,794 488,327
Extra Space Storage, Inc. 3,511 545,645
Host Hotels & Resorts, Inc. 26,643 479,041
Invitation Homes, Inc. 12,905 463,160
Kimco Realty Corp. 21,386 416,172
Mid-America Apartment Communities, Inc. 3,064 436,957
Prologis, Inc. 4,965 557,619
Simon Property Group, Inc. 4,090 620,862
UDR, Inc. 10,958 450,922
VICI Properties, Inc. 15,077 431,805
$ 5,318,152
Retail - 4 .29%
Best Buy Co., Inc. 5,541 467,051

Schedule of Investments
Principal Value ETF
June 30, 2024
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Retail (continued)
Darden Restaurants, Inc. 2,775 $ 419,913
Genuine Parts Co. 2,853 394,627
Home Depot, Inc. 2,966 1,021,016
Lowe's Cos., Inc. 2,882 635,365
$ 2,937,972
Semiconductors - 8 .06%
Analog Devices, Inc. 3,144 717,649
Broadcom, Inc. 1,202 1,929,847
Microchip Technology, Inc. 5,975 546,713
QUALCOMM, Inc. 5,529 1,101,266
Skyworks Solutions, Inc. 4,124 439,536
Texas Instruments, Inc. 4,050 787,847
$ 5,522,858
Software - 5 .92%
Fidelity National Information Services, Inc. 8,471 638,375
Microsoft Corp. 6,614 2,956,127
Paychex, Inc. 3,896 461,910
$ 4,056,412
Telecommunications - 0 .80%
Corning, Inc. 14,064 546,386
Transportation - 5 .35%
CH Robinson Worldwide, Inc. 4,548 400,770
CSX Corp. 16,846 563,499
Expeditors International of Washington, Inc. 3,796 473,703
FedEx Corp. 1,971 590,984
Norfolk Southern Corp. 2,299 493,572
Union Pacific Corp. 2,854 645,746
United Parcel Service, Inc., Class B 3,601 492,797
$ 3,661,071
TOTAL COMMON STOCKS a $ 68,015,248
INVESTMENT COMPANIES - 0 .54 % Shares Held Value
Money Market Funds - 0 .54% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(b)
372,039 $ 372,039
TOTAL INVESTMENT COMPANIES a $ 372,039
Total Investments $ 68,387,287
Other Assets and Liabilities - 0.14% 98,357
TOTAL NET ASSETS - 100.00% $ 68,485,644
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Active High Yield ETF
For a share outstanding:
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 18 .28 $ 17 .71 $ 20 .85
(a)
$ 18 .07
(a)
$ 19 .96
(a)
Investment Operations:
Net investment income (loss)
(b)
1 .30 1 .05 0 .90 0 .77
(a)
0 .94
(a)
Net realized and change in unrealized gain (loss) 0 .73 0 .70 ( 2 .90 ) 2 .82
(a)
( 1 .86 )
(a)
Total from investment operations 2 .03 1 .75 ( 2 .00 ) 3 .59
(a)
( 0 .92 )
(a)
Dividends to Shareholders from:
Net investment income ( 1 .29 ) ( 1 .18 ) ( 1 .14 ) ( 0 .81 )
(a)
( 0 .97 )
(a)
Total dividends to stockholders ( 1 .29 ) ( 1 .18 ) ( 1 .14 ) ( 0 .81 )
(a)
( 0 .97 )
(a)
Net asset value, end of period $ 19 .02 $ 18 .28 $ 17 .71 $ 20 .85
(a)
$ 18 .07
(a)
Total return 11 .50% 10 .15% ( 10 .65 ) % 20 .25% ( 4 .78 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 212,991 $ 105,094 $ 218,775 $ 232,443 $ 270,096
Ratio of expenses to average net assets 0 .39% 0 .39% 0 .41% 0 .49% 0 .49%
Ratio of net investment income (loss) to average net assets 6 .99% 5 .84% 4 .46% 3 .90% 4 .89%
Portfolio turnover rate
(c)
42 .2% 34 .5% 110 .5% 19 .5% 10 .6%
(a)
Reflects a 2 to 1 stock split effective after the close of trading on August 30, 2021.
(b)
Calculated on average shares outstanding during the period.
(c)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Focused Blue Chip ETF
For a share outstanding:
Period ended
June 30,
2024
(a)
Net asset value, beginning of period $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .05
Net realized and change in unrealized gain (loss) 7 .12
Total from investment operations 7 .17
Dividends to Shareholders from:
Net investment income ( 0 .05 )
Total dividends to stockholders ( 0 .05 )
Net asset value, end of period $ 32 .12
Total return 28 .75%
(c)
( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 47,544
Ratio of expenses to average net assets 0 .58%
(d)
Ratio of net investment income (loss) to average net assets 0 .19%
(d)
Portfolio turnover rate
(e)
15 .4%
(a)
Period from July 12, 2023, date operations commenced, through June 30, 2024.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Healthcare Innovators ETF
For a share outstanding:
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 36 .00 $ 32 .29 $ 60 .76 $ 44 .34 $ 34 .37
Investment Operations:
Net investment income (loss)
(a)
( 0 .05 ) ( 0 .07 ) ( 0 .14 ) ( 0 .15 ) ( 0 .10 )
Net realized and change in unrealized gain (loss) 0 .59 3 .78 ( 27 .88 ) 16 .79 10 .07
Total from investment operations 0 .54 3 .71 ( 28 .02 ) 16 .64 9 .97
Dividends to Shareholders from:
Net investment income — — ( 0 .45 ) — —
Net realized gains — — — ( 0 .22 ) —
Total dividends to stockholders — — ( 0 .45 ) ( 0 .22 ) —
Net asset value, end of period $ 36 .54 $ 36 .00 $ 32 .29 $ 60 .76 $ 44 .34
Total return 1 .50% 11 .49% ( 46 .36 ) % 37 .51% 29 .01%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 15,712 $ 53,997 $ 53,275 $ 176,197 $ 95,338
Ratio of expenses to average net assets 0 .42% 0 .42% 0 .42% 0 .42% 0 .42%
Ratio of net investment income (loss) to average net assets ( 0 .15 ) % ( 0 .21 ) % ( 0 .29 ) % ( 0 .27 ) % ( 0 .29 ) %
Portfolio turnover rate
(b)
43 .4% 56 .6% 46 .2% 45 .8% 36 .1%
(a)
Calculated on average shares outstanding during the period.
(b)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Investment Grade Corporate Active ETF
For a share outstanding:
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 20 .51 $ 21 .84 $ 26 .74 $ 26 .67 $ 26 .20
Investment Operations:
Net investment income (loss)
(a)
1 .00 0 .76 0 .65 0 .62 0 .88
Net realized and change in unrealized gain (loss) ( 0 .12 ) ( 0 .60 ) ( 4 .68 ) 0 .69 1 .39
Total from investment operations 0 .88 0 .16 ( 4 .03 ) 1 .31 2 .27
Dividends to Shareholders from:
Net investment income ( 0 .98 ) ( 1 .49 ) ( 0 .80 ) ( 0 .79 ) ( 0 .95 )
Net realized gains — — ( 0 .07 ) ( 0 .45 ) ( 0 .85 )
Total dividends to stockholders ( 0 .98 ) ( 1 .49 ) ( 0 .87 ) ( 1 .24 ) ( 1 .80 )
Net asset value, end of period $ 20 .41 $ 20 .51 $ 21 .84 $ 26 .74 $ 26 .67
Total return 4 .45% 0 .87% ( 15 .47 ) % 4 .90% 8 .98%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 80,626 $ 47,174 $ 369,026 $ 481,271 $ 110,693
Ratio of expenses to average net assets 0 .19% 0 .19% 0 .19% 0 .25% 0 .26%
Ratio of net investment income (loss) to average net assets 4 .93% 3 .52% 2 .58% 2 .30% 3 .37%
Portfolio turnover rate
(b)
123 .0% 61 .0% 46 .9% 67 .8% 73 .3%
(a)
Calculated on average shares outstanding during the period.
(b)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Quality ETF
For a share outstanding:
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 56 .45 $ 47 .88 $ 53 .17 $ 39 .89 $ 37 .79
Investment Operations:
Net investment income (loss)
(a)
0 .54 0 .60 0 .61 0 .57 0 .51
Net realized and change in unrealized gain (loss) 11 .77 8 .71 ( 5 .36 ) 13 .22 1 .00
Net realized gain due from reimbursement from Advisor — — — — 1 .13
(b)
Total from investment operations 12 .31 9 .31 ( 4 .75 ) 13 .79 2 .64
Dividends to Shareholders from:
Net investment income ( 0 .53 ) ( 0 .74 ) ( 0 .54 ) ( 0 .51 ) ( 0 .54 )
Total dividends to stockholders ( 0 .53 ) ( 0 .74 ) ( 0 .54 ) ( 0 .51 ) ( 0 .54 )
Net asset value, end of period $ 68 .23 $ 56 .45 $ 47 .88 $ 53 .17 $ 39 .89
Total return 21 .96% 19 .69% ( 9 .07 ) % 34 .83% 7 .05%
(b)
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 53,221 $ 36,696 $ 45,489 $ 58,486 $ 17,951
Ratio of expenses to average net assets 0 .15% 0 .15% 0 .15% 0 .15%
(c)
0 .29%
(c)
Ratio of gross expenses to average net assets
(d)
— %
(d)
(d)
— %
(d)
(d)
— %
(d)
(d)
— %
(d)
0 .34%
Ratio of net investment income (loss) to average net assets 0 .87% 1 .18% 1 .11% 1 .22% 1 .32%
Portfolio turnover rate
(e)
57 .1% 47 .7% 96 .0% 45 .1% 103 .7%
(a)
Calculated on average shares outstanding during the period.
(b)
During 2020, the Fund experienced a significant one-time gain as the result of a payment by the Advisor due to an operational error by a third party. If such payment had not been recognized, the total return amounts expressed herein would have been lower by 3.04%.
(c)
Includes reimbursement from Advisor.
(d)
Ratio is not applicable as there was no waiver during the period.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Real Estate Active Opportunities ETF
For a share outstanding:
Year ended
June 30,
2024
Year ended
June 30,
2023
Period ended
June 30,
2022
(a)
Net asset value, beginning of period $ 22 .68 $ 24 .50 $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .59 0 .54 0 .10
Net realized and change in unrealized gain (loss) 0 .72 ( 1 .78 ) ( 0 .60 )
Total from investment operations 1 .31 ( 1 .24 ) ( 0 .50 )
Dividends to Shareholders from:
Net investment income ( 0 .59 ) ( 0 .48 ) —
Net realized gains — ( 0 .10 ) —
Total dividends to stockholders ( 0 .59 ) ( 0 .58 ) —
Net asset value, end of period $ 23 .40 $ 22 .68 $ 24 .50
Total return 5 .90% ( 5 .03 ) % ( 2 .01 ) %
(c)
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 10,295 $ 5,443 $ 5,390
Ratio of expenses to average net assets 0 .65% 0 .65% 0 .65%
(d)
Ratio of net investment income (loss) to average net assets 2 .61% 2 .33% 3 .51%
(d)
Portfolio turnover rate
(e)
27 .0% 17 .6% 16 .2%
(a)
Period from May 18, 2022, date operations commenced, through June 30, 2022.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Spectrum Preferred Securities Active ETF
For a share outstanding:
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 16 .87 $ 17 .20 $ 20 .64 $ 19 .31
(a)
$ 19 .36
(a)
Investment Operations:
Net investment income (loss)
(b)
0 .80 0 .72 0 .64 0 .70 0 .80
(a)
Net realized and change in unrealized gain (loss) 1 .39 ( 0 .25 ) ( 3 .27 ) 1 .86 0 .08
(a)
Total from investment operations 2 .19 0 .47 ( 2 .63 ) 2 .56 0 .88
(a)
Dividends to Shareholders from:
Net investment income ( 0 .84 ) ( 0 .80 ) ( 0 .81 ) ( 1 .23 ) ( 0 .93 )
(a)
Total dividends to stockholders ( 0 .84 ) ( 0 .80 ) ( 0 .81 ) ( 1 .23 ) ( 0 .93 )
(a)
Net asset value, end of period $ 18 .22 $ 16 .87 $ 17 .20 $ 20 .64 $ 19 .31
(a)
Total return 13 .40% 2 .68% ( 13 .15 ) % 11 .58% 4 .60%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 904,852 $ 575,986 $ 344,957 $ 363,333 $ 139,995
Ratio of expenses to average net assets 0 .55% 0 .55% 0 .55% 0 .55% 0 .55%
Ratio of net investment income (loss) to average net assets 4 .60% 4 .21% 3 .24% 3 .43% 4 .10%
Portfolio turnover rate
(c)
6 .6% 16 .7% 9 .2% 12 .6% 41 .9%
(a)
Reflects a 5 to 1 stock split effective after the close of trading on July 22, 2020.
(b)
Calculated on average shares outstanding during the period.
(c)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Spectrum Tax-Advantaged Dividend Active ETF
For a share outstanding:
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Period ended
June 30,
2020
(a)
Net asset value, beginning of period $ 17 .46 $ 18 .34 $ 21 .57 $ 19 .95 $ 20 .00
Investment Operations:
Net investment income (loss)
(b)
0 .86 0 .87 0 .84 0 .88 0 .03
Net realized and change in unrealized gain (loss) 1 .26 ( 0 .75 ) ( 2 .98 ) 1 .76 ( 0 .08 )
Total from investment operations 2 .12 0 .12 ( 2 .14 ) 2 .64 ( 0 .05 )
Dividends to Shareholders from:
Net investment income ( 0 .94 ) ( 1 .00 ) ( 1 .00 ) ( 0 .98 ) —
Net realized gains — — ( 0 .09 ) ( 0 .04 ) —
Total dividends to stockholders ( 0 .94 ) ( 1 .00 ) ( 1 .09 ) ( 1 .02 ) —
Net asset value, end of period $ 18 .64 $ 17 .46 $ 18 .34 $ 21 .57 $ 19 .95
Total return 12 .52% 0 .65% ( 10 .38 ) % 13 .42% ( 0 .26 ) %
(c)
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 24,231 $ 20,081 $ 21,088 $ 22,647 $ 19,948
Ratio of expenses to average net assets 0 .60% 0 .60% 0 .60% 0 .60% 0 .60%
(d)
Ratio of net investment income (loss) to average net assets 4 .80% 4 .81% 4 .09% 4 .15% 4 .35%
(d)
Portfolio turnover rate
(e)
16 .3% 12 .8% 6 .7% 15 .5% 6 .3%
(a)
Period from June 16, 2020, date operations commenced, through June 30, 2020.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal U.S. Mega-Cap ETF
For a share outstanding:
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 43 .70 $ 36 .61 $ 39 .68 $ 30 .04 $ 29 .07
Investment Operations:
Net investment income (loss)
(a)
0 .66 0 .59 0 .68 0 .59 0 .60
Net realized and change in unrealized gain (loss) 10 .39 7 .13 ( 3 .05 ) 9 .60 1 .00
Total from investment operations 11 .05 7 .72 ( 2 .37 ) 10 .19 1 .60
Dividends to Shareholders from:
Net investment income ( 0 .63 ) ( 0 .63 ) ( 0 .70 ) ( 0 .55 ) ( 0 .63 )
Total dividends to stockholders ( 0 .63 ) ( 0 .63 ) ( 0 .70 ) ( 0 .55 ) ( 0 .63 )
Net asset value, end of period $ 54 .12 $ 43 .70 $ 36 .61 $ 39 .68 $ 30 .04
Total return 25 .59% 21 .39% ( 6 .18 ) % 34 .25% 5 .62%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 2,440,700 $ 1,463,854 $ 1,367,427 $ 1,958,064 $ 1,505,046
Ratio of expenses to average net assets
(b)
0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Ratio of gross expenses to average net assets 0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Ratio of net investment income (loss) to average net assets 1 .38% 1 .53% 1 .65% 1 .67% 2 .05%
Portfolio turnover rate
(c)
0 .5% 28 .8% 41 .1% 42 .9% 42 .9%
(a)
Calculated on average shares outstanding during the period.
(b)
Includes reimbursement from Advisor.
(c)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal U.S. Small-Cap ETF
(a)
For a share outstanding:
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 42 .38 $ 38 .04 $ 46 .92 $ 27 .36 $ 31 .43
Investment Operations:
Net investment income (loss)
(b)
0 .45 0 .56 0 .62 0 .54 0 .45
Net realized and change in unrealized gain (loss) 5 .75 4 .53 ( 8 .90 ) 19 .51 ( 4 .11 )
Total from investment operations 6 .20 5 .09 ( 8 .28 ) 20 .05 ( 3 .66 )
Dividends to Shareholders from:
Net investment income ( 0 .41 ) ( 0 .75 ) ( 0 .60 ) ( 0 .49 ) ( 0 .41 )
Total dividends to stockholders ( 0 .41 ) ( 0 .75 ) ( 0 .60 ) ( 0 .49 ) ( 0 .41 )
Net asset value, end of period $ 48 .17 $ 42 .38 $ 38 .04 $ 46 .92 $ 27 .36
Total return 14 .74% 13 .59% ( 17 .88 ) % 74 .05% ( 11 .71 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 582,828 $ 201,291 $ 616,265 $ 1,628,003 $ 328,305
Ratio of expenses to average net assets 0 .38% 0 .38% 0 .38% 0 .38% 0 .38%
Ratio of net investment income (loss) to average net assets 0 .99% 1 .39% 1 .37% 1 .39% 1 .54%
Portfolio turnover rate
(c)
58 .0% 74 .1% 70 .6% 93 .1% 80 .4%
(a)
Effective June 30, 2023, Principal U.S. Small-Cap Multi-Factor ETF changed its name to Principal U.S. Small-Cap ETF.
(b)
Calculated on average shares outstanding during the period.
(c)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Value ETF
For a share outstanding:
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 41 .49 $ 38 .90 $ 42 .38 $ 27 .75 $ 31 .99
Investment Operations:
Net investment income (loss)
(a)
1 .12 0 .93 1 .63 1 .16 0 .87
Net realized and change in unrealized gain (loss) 4 .51 3 .04 ( 3 .89 ) 14 .52 ( 4 .36 )
Total from investment operations 5 .63 3 .97 ( 2 .26 ) 15 .68 ( 3 .49 )
Dividends to Shareholders from:
Net investment income ( 1 .16 ) ( 1 .38 ) ( 1 .22 ) ( 1 .05 ) ( 0 .75 )
Total dividends to stockholders ( 1 .16 ) ( 1 .38 ) ( 1 .22 ) ( 1 .05 ) ( 0 .75 )
Net asset value, end of period $ 45 .96 $ 41 .49 $ 38 .90 $ 42 .38 $ 27 .75
Total return 13 .92% 10 .45% ( 5 .58 ) % 57 .97% ( 11 .09 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 68,486 $ 37,340 $ 215,875 $ 44,498 $ 31,907
Ratio of expenses to average net assets 0 .15% 0 .15% 0 .15% 0 .15%
(b)
0 .29%
(b)
Ratio of gross expenses to average net assets
(c)
— %
(c)
(c)
— %
(c)
(c)
— %
(c)
(c)
— %
(c)
0 .32%
Ratio of net investment income (loss) to average net assets 2 .61% 2 .31% 3 .83% 3 .31% 2 .95%
Portfolio turnover rate
(d)
49 .8% 1 .8% 298 .2% 44 .8% 47 .6%
(a)
Calculated on average shares outstanding during the period.
(b)
Includes reimbursement from Advisor.
(c)
Ratio is not applicable as there was no waiver during the period.
(d)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Principal Exchange-Traded Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal Exchange-Traded Funds (the “Trust”) (comprising Principal
Active High Yield ETF, Principal Focused Blue Chip ETF, Principal Healthcare Innovators ETF, Principal Investment Grade Corporate Active
ETF, Principal Quality ETF, Principal Real Estate Active Opportunities ETF, Principal Spectrum Preferred Securities Active ETF, Principal
Spectrum Tax-Advantaged Dividend Active ETF, Principal U.S. Mega-Cap ETF, Principal U.S. Small-Cap ETF, and Principal Value ETF,
(collectively referred to as the “Funds”)), including the schedules of investments, as of June 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Principal Exchange-Traded Funds at June 30, 2024, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Funds comprising the Trust Statements of
operations
Statements of
changes
in net assets
Financial highlights
Principal Active High Yield ETF
Principal Healthcare Innovators ETF
Principal Investment Grade Corporate
Active ETF
Principal Quality ETF
Principal Spectrum Preferred Securities Active ETF
Principal U.S. Mega-Cap ETF
Principal U.S. Small-Cap ETF
Principal Value ETF
For the year ended
June 30, 2024
For each of the two
years in the period
ended June 30, 2024
For each of the five years
in the period ended June
30, 2024
Principal Spectrum Tax-Advantaged Dividend Active ETF For the year ended
June 30, 2024
For each of the two
years in the period
ended June 30, 2024
For each of the four years
in the period ended June
30, 2024 and the period
from June 16, 2020 (date
operations commenced)
through June 30, 2020
Principal Real Estate Active Opportunities ETF For the year ended
June 30, 2024
For each of the two
years in the period
ended June 30, 2024
For each of the two years
in the period ended June
30, 2024 and the period
from May 18, 2022 (date
operations commenced)
through June 30, 2022.
Principal Focused Blue Chip ETF For the period from July 12, 2023 (date operations commenced) through
June 30, 2024.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, MN
August 22, 2024

Federal Income Tax Information
Principal Exchange-Traded Funds
June 30, 2024 (unaudited)
Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended June 30, 2024.
Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following as a percentage of taxable ordinary income distributions* or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2023:
* For purposes of calculating DRD, "ordinary income distributions" includes ordinary dividend income distribution, short-term capital gains distribution, and the foreign tax paid.
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2023:
Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2023:
DRD
Principal Active High Yield ETF 1 .77%
Principal Focused Blue Chip ETF 100 .00
Principal Healthcare Innovators ETF 0 .00
Principal Investment Grade Corporate Active ETF 0 .00
Principal Quality ETF 100 .00
Principal Real Estate Active Opportunities ETF 1 .75
Principal Spectrum Preferred Securities Active ETF 63 .84
Principal Spectrum Tax-Advantaged Dividend Active ETF 100 .00
Principal U.S. Mega-Cap ETF 100 .00
Principal U.S. Small-Cap ETF 100 .00
Principal Value ETF 79 .45
QDI
Principal Active High Yield ETF 1 .77%
Principal Focused Blue Chip ETF 87 .48
Principal Healthcare Innovators ETF 0 .00
Principal Investment Grade Corporate Active ETF 0 .00
Principal Quality ETF 100 .00
Principal Real Estate Active Opportunities ETF 2 .66
Principal Spectrum Preferred Securities Active ETF 63 .61
Principal Spectrum Tax-Advantaged Dividend Active ETF 100 .00
Principal U.S. Mega-Cap ETF 100 .00
Principal U.S. Small-Cap ETF 100 .00
Principal Value ETF 84 .19
163(j)
Interest
Dividends
Principal Active High Yield ETF 94 .56%
Principal Focused Blue Chip ETF 0 .00
Principal Healthcare Innovators ETF 0 .00
Principal Investment Grade Corporate Active ETF 97 .22
Principal Quality ETF 0 .00
Principal Real Estate Active Opportunities ETF 0 .00
Principal Spectrum Preferred Securities Active ETF 38 .43
Principal Spectrum Tax-Advantaged Dividend Active ETF 4 .70
Principal U.S. Mega-Cap ETF 0 .00
Principal U.S. Small-Cap ETF 0 .00
Principal Value ETF 0 .00

Federal Income Tax Information
Principal Exchange-Traded Funds
June 30, 2024 (unaudited)
In early 2024, if applicable, shareholders of record received the above information on DRD, QDI, and Section 163(j) for the distribution paid to them by the funds during the calendar year 2023 via Form 1099.
The funds will notify shareholders in early 2025 of amounts paid to them by the funds, if any, during the calendar year 2024.
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website. Website: https: //w ww .principalfunds.com/individual-investor/
customer-support/tax-center
Please consult your tax advisor if you have any questions.

Changes in and Disagreements with Accounts (N-CSR Item 8)
Principal Exchange-Traded Funds
June 30, 2024
During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Exchange-Traded Funds
June 30, 2024
During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Exchange-Traded Funds
June 30, 2024
The Principal Exchange-Traded Funds (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested
Board Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the Chief
Compliance Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio. Trustee expenses and Chief Compliance Officer’s compensation are included in the financial statements as a part of the unitary fee structure.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Exchange-Traded Funds
June 30, 2024
During the most recent fiscal half-year, the Board of Directors did not approve any investment advisory contracts.

Principal Financial Group
®
, Des Moines, Iowa 50392-0001, www.PrincipalAM.com
ALPS Distributors, Inc. is the distributor of the Principal ETFs. ALPS Distributors, Inc. and the Principal
Funds are not affiliated.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2024 Principal Financial Group Services, Inc. | ETF4AR-09 | 6/2024 | 2956705

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Kamal Bhatia
Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	8/12/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	8/12/2024

By	/s/ Michael Scholten
Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	8/12/2024